                                                      [LOGO OF PRAIRIEFUNDS]


                                 PRAIRIE FUNDS

                             ASSET ALLOCATION FUNDS
                         The Managed Assets Income Fund
                            The Managed Assets Fund

                                  EQUITY FUNDS
                             The Equity Income Fund
                                The Growth Fund
                         The Special Opportunities Fund
                         The International Equity Fund

                                   BOND FUNDS
                           The Intermediate Bond Fund
                                 The Bond Fund
                          The International Bond Fund

                              MUNICIPAL BOND FUNDS
                      The Intermediate Municipal Bond Fund
                            The Municipal Bond Fund

                               MONEY MARKET FUNDS
                     The U.S. Government Money Market Fund
                             The Money Market Fund
                        The Municipal Money Market Fund

                                 ANNUAL REPORT
                               DECEMBER 31, 1995

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        Table of Contents

                 1      Letter to Shareholders
              3-23      Fund Highlights
            24-104      Portfolios of Investments
           106-113      Statements of Assets and Liabilities
           114-117      Statements of Operations
           118-127      Statements of Changes in Net Assets
           128-150      Notes to Financial Statements
           152-172      Financial Highlights
               173      Report of Independent Auditors



  The Prairie Funds                PRAIRIE FUNDS
  are not insured or               (800) 224-4800
  protected by the
  FDIC or any other                INVESTMENT ADVISER
  governmental                     First Chicago Investment Management
  agency, are not                  Company (FCIMCO)
  deposits or                      Three First National Plaza, MS 0334
  obligations of The               Chicago, IL 60670-0334
  First National Bank
  of Chicago, are not              DISTRIBUTOR
  guaranteed by the                Concord Financial Group, Inc.
  bank, and involve                3435 Stelzer Road
  investment risk,                 Columbus, OH 43219
  including the
  possible loss of
  principal.

DEAR SHAREHOLDERS:

 For investors, 1995 was a year for the record books--the performance of both the stock and bond markets was nothing short of extraordinary. During the 12 months ended December 31, 1995, the Standard & Poor's 500 Index had a total return of 37%. Bond investors profited handsomely too, as returns from some sectors rivaled those of the stock market.

THE BULLS MAY BACK OFF A BIT IN '96

 The stock market's relentless march upward in 1995 was driven by two powerful factors: interest rates and corporate profits. A combination of strong overseas sales, productivity increases and slow wage growth supported the uptrend in corporate profits. Reported earnings for the S&P 500 increased some 28% over the 12 months ended December 31, 1995.

 Interest rates also declined significantly in 1995. Yields on long-term government bonds fell from 8% to 6%--and lower long-term interest rates provided less investment competition to stocks as the months wore on. As a result, the U.S. stock market scored record highs, and for the year, outperformed most major equity markets worldwide.

 Where do we go from here? It is highly unlikely that 1995's strong performance will be repeated in 1996. Nevertheless, we see little on the horizon to dramatically alter the underpinnings of this market. Inflation remains in check, and there is no indication that corporate profits will collapse. Fundamentals are strong. Consumer demand, while not robust, has not disappeared, and U.S. corporations are operating more efficiently after years of downsizing. Consequently, we are optimistic about the equity market's prospects in 1996.

A DIFFICULT ENVIRONMENT FOR BONDS

 We are not as enthusiastic about the outlook for bonds in 1996. Recent volatility in energy and gold prices may be an early signal of increasing inflationary pressure. While there are few indications that inflation is picking up, we are watching these signs closely.

 The political situation also troubles us. If and when Congress and the President agree on a balanced budget plan, we expect the final agreement to be watered down so much as to be almost meaningless. At this point, even a short-term agreement would be helpful. If tax cuts and budget cuts are not significant over the long term, we believe that the fixed-income markets will suffer.

 Additionally, in 1996, we expect the Federal Reserve to cut short-term rates and long-term rates will rise. At current rates, however, an investor is not paid enough in higher yield to buy long-term bonds relative to the risk assumed. We are positioning our fixed-income portfolios with this in mind.

OUR VALUED SHAREHOLDERS

 We thank you for the confidence that you have expressed in us by choosing the Prairie Funds. We will continue to strive for superior performance for your investments.

Sincerely,

/s/Marco Hanig

Marco Hanig
Managing Director, Prairie Funds
First Chicago Investment Management Company (FCIMCO)

-------------------------------------------------------------------------------
FUND HIGHLIGHTS
-------------------------------------------------------------------------------

  Prairie Funds can meet the diverse needs of investors who may be seeking to build capital, preserve their assets, reduce their taxes or generate higher income.

                           [LINE GRAPH APPEARS HERE]

The graph on page 3 compares the relative risk versus the potential return for the various Prairie Funds. The funds are listed in five groups based on their investment strategies.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

PORTFOLIO MANAGER INTERVIEWS

ASSET ALLOCATION FUNDS

MANAGED ASSETS INCOME FUND, MANAGED ASSETS FUND

An interview with CLAUDE ERB Portfolio Manager

Q.  IN A YEAR THAT WAS GOOD FOR BOTH STOCKS AND BONDS, HOW WELL DID THE FUNDS
    DO?

  We're pleased that both Funds performed well. The Managed Assets Income Fund returned 26.40% (A Shares)+ for the 12 months ended December 31, 1995, compared to 19.24% and 37.43% for its benchmarks, the Lehman Brothers Government/Corporate Bond Index and the S&P 500, respectively. The Managed Assets Fund returned 16.48% (A Shares)+ from April 3, 1995, through December 31, 1995, versus 13.58% for the Lehman Brothers Government/Corporate Bond Index and 25.24% for the S&P 500.

Q.  WAS THERE ANY ONE PARTICULAR REASON THAT THE FUNDS DID SO WELL?

  1995 was a year of tremendous opportunity. Stocks were a great value in comparison to bonds, and we had a healthy exposure to U.S. equities. In the fixed-income area, it was a year to go long on maturity, and we were positioned in the right area of the yield curve. As a result, bonds made a positive contribution to the portfolios' performance as well.

Q.  HOW WERE THE PORTFOLIOS' ASSETS ALLOCATED THROUGHOUT THE YEAR?

  Given the differing objectives of the two Funds, the emphasis of each was different. Both Funds had a greater-than-normal allocation to the equity markets, where we saw good values. In the Managed Assets Fund, where our focus is on total return, we invested approximately 60% of the portfolio in stocks, 30% in bonds and 10% in cash. In the Managed Assets Income Fund, where the focus is on income, we had a heavier weighting in bonds and in above-average yielding equities.++

Q.  WHAT'S YOUR OUTLOOK FOR THE YEAR AHEAD?

  Realistically, it's unlikely that the U.S. stock market will repeat its performance of the past year. As a result, we're taking a more cautious approach to the equity markets and shifting our focus to intermediate securities in the fixed-income markets.

 + With the maximum sales charge of 4.50%, A Shares of the Managed Assets
   Income Fund returned 20.71%, and A Shares of the Managed Assets Fund returned 11.25% over the respective time periods.
++ The composition of the Funds' holdings is subject to change.

Q.  WHERE DO YOU SEE OPPORTUNITY IN 1996?

  Internationally. As the U.S. market slows, we will be looking increasingly at opportunities overseas. Although equities aren't particularly cheap outside the U.S., the dollar has bottomed and should strengthen in the coming year, which will help foreign companies producing goods for the U.S. market--making foreign stocks attractive as a long-term investment. Nearer term, we're also interested in the fixed-income side of the equation--particularly when it comes to emerging markets.

Q.  WHAT KIND OF YEAR DO YOU THINK 1996 WILL BE?

  A good one--if you're positioned correctly. 1995 was a year to be in domestic stocks and long-term fixed-income securities. In 1996, we believe that international stocks and the intermediate range of the yield curve will offer investors the greatest opportunity.

                          Managed Assets Income Fund

                             [GRAPH APPEARS HERE]

                        Return on a $10,000 Investment

                                                              Lehman Brothers
                                             S&P 500        Government/Corporate
Date                   A Shares*              Index              Bond Index
----                   ---------             -------             ----------
01/23/86                  9,551
01/31/86                  9,561              10,000                10,000
12/31/86                 10,847              11,795                11,492
12/31/87                 10,738              12,412                11,757
12/31/88                 12,645              14,499                12,649
12/31/89                 15,054              19,064                14,450
12/31/90                 15,482              18,459                15,648
12/31/91                 19,218              24,099                18,172
12/31/92                 20,895              25,947                19,549
12/31/93                 22,965              28,539                21,711
12/31/94                 22,525              28,912                20,948
12/31/95                 28,494              39,734                24,979


                    Managed Assets Income Fund Performance
                          Average Annual Total Return
--------------------------------------------------------------------------------
                     Inception                                           Since
                       Date             1 Year           5 Year        Inception
--------------------------------------------------------------------------------
12/31/95
A Shares*             1/23/86           20.71%           11.92%          11.61%
B Shares**            3/3/95              NA               NA            16.42%
I Shares***           3/3/95              NA               NA            22.55%

The performance of the Prairie Managed Assets Income Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the U.S. stock market, and the Lehman Brothers Government/Corporate Bond Index, an unmanaged broad-based index representative of the bond market as a whole. The indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
The chart reflects the performance of Class A shares, which have been offered since 1/23/86. Please refer to the box above for returns on Class B and I shares.
  * Reflects 4.50% Sales Charge
 ** Reflects 5.00% Contingent Deferred Sales Charge
*** Aggregate Total Return

                              Managed Assets Fund

                             [GRAPH APPEARS HERE]

                        Return on a $10,000 Investment

                                                       Lehman
                                                Government/Corporate
                                                        Bond          S&P 500
Date        A Shares*   B Shares**   I Shares          Index           Index
----        ---------   ----------   --------  --------------------   -------
03/31/95                                              10,000           10,000
04/03/95      9,551       9,500       10,000
06/30/96     10,038       9,990       10,520          10,648           10,949
09/30/95     10,507      10,460       11,024          10,852           11,819
12/31/95     11,125      11,083       11,690          11,358           12,524


                        Managed Assets Fund Performance
                            Aggregate Total Return
                 ---------------------------------------------
                                      Inception        Since
                                        Date         Inception
                 ---------------------------------------------
                 12/31/95
                 A Shares*             4/3/95          11.25%
                 B Shares**            4/3/95          10.83%
                 I Shares              4/3/95          16.90%

The performance of the Prairie Managed Assets Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the U.S. stock market, and the Lehman Brothers Government/Corporate Bond Index, an unmanaged broad-based index representative of the bond market as a whole. The indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
  * Reflects 4.50% Sales Charge
 ** Reflects 5.00% Contingent Deferred Sales Charge

EQUITY FUNDS

EQUITY INCOME FUND, GROWTH FUND AND SPECIAL OPPORTUNITIES FUND

An interview with JAMES MOELLER Portfolio Manager

Q. 1995 WAS A GOOD YEAR FOR EQUITY FUNDS. HOW WELL DID THE THREE DOMESTIC STOCK FUNDS PERFORM?

  All three of the Funds benefited from the stock market's rise. From their inception on January 27, 1995, through December 31, 1995, the Equity Income Fund returned 29.78% (A Shares),+ compared to 34.21% for its benchmark, the Russell 1000 Value Index; the Growth Fund returned 29.98% (A Shares),+ versus 34.34% for the Russell 1000 Growth Index; and the Special Opportunities Fund posted a gain of 24.80% (A Shares),+ compared to 26.36% for the Russell 2000 Value Index.

Q. DID INVESTMENTS IN ANY ONE AREA OF THE MARKET--LARGE-CAP, MID-CAP, SMALL-CAP--CONTRIBUTE MORE TO PERFORMANCE THAN ANY OTHER?

  Not really. We saw a very broad strong market during the year. The Dow Jones Industrial Average, the S&P 500 and the Wilshire 5000 all posted gains over 35% for the 12 months ended December 31, 1995. So returns were relatively uniform across the various sectors of the market. Only the small-cap index, the Russell 2000, lagged, but it was still up about 28% for the year. In any other year, with this kind of performance, small-cap stocks would be considered big winners.

Q.  GIVEN THIS ENVIRONMENT, HOW DID YOU APPROACH THE MARKET?

  We expected the economy to exhibit slower economic growth in 1995 after the torrid pace it achieved in the latter part of 1994. Accordingly, we invested our portfolios in defensive securities, or companies whose profit outlook would be least affected by the slower rate of growth. This strategy initially proved conservative. The consensus viewed the sharp decline of bond yields in the first half of the year as a catalyst for the economy to reaccelerate, thereby favoring cyclical investments. However, this did not occur, and the economy continued to slow as the year progressed. It became clear that certain sectors of the economy could not meet earnings expectations, and our strategy began to positively impact our Funds' performance.

 + With the maximum sales charge of 4.50%, A Shares of the Equity Income Fund returned 23.95%, A Shares of the Growth Fund returned 24.14%, and A Shares of the Special Opportunities Fund returned 19.20% over the same time period.
 Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure, and by definition are not as well established as "blue chip" companies. Historically, smaller companies' stocks have experienced a greater degree of market volatility than average.

Q.  WHICH SECTORS DID YOU EMPHASIZE?

  In the second half of the year, the best-performing groups were the most defensive--sectors with relatively stable demand regardless of the economy's ups and downs. The Equity Income Fund emphasized energy, utility and financial stocks and had only a few holdings in companies with more cyclical demand. While the Growth Fund held a few positions in the technology sector, it was overweighted in health care and consumer staples. The Special Opportunities Fund focused on smaller companies in the same sectors as the Growth Fund.++

Q.  TURNING TO 1996, WHAT IS YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
  We feel that earnings disappointments will continue. Economic growth is expected to remain sluggish in the months ahead, and while profits will still be positive, fewer companies will be able to meet or surpass the stratospheric records set in 1995. So we expect to see a challenging market in the months ahead.

Q.  GIVEN THIS OUTLOOK, HOW ARE THE FUNDS POSITIONED?
  Defensively. As we move into 1996, we remain invested in less economically sensitive sectors of the marketplace. Other than this, we haven't made any major changes in the Funds' allocations. Many of the companies we invest in are global in nature and not solely dependent on the U.S. economy for profit growth. Consequently, while we are somewhat cautious about the U.S. stock market, we are optimistic about the Funds' prospects for growth in the year ahead.
++ The composition of the Funds' holdings is subject to change.

                              Equity Income Fund

                             [GRAPH APPEARS HERE]

                        Return on a $10,000 Investment

                                                                  Russell 1000
Date            A Shares*       B Shares**       I Shares         Value Index
----            ---------       ----------       --------         ------------
12/31/94                                                             10,000
01/27/95          9,551           9,500           10,000
01/31/95                                                             10,308
03/31/95         10,005           9,959           10,476             10,950
06/30/95         10,750          10,721           11,264             11,930
09/30/95         11,583          11,570           12,154             12,973
12/31/95         12,395          12,397           13,027             13,834


                        Equity Income Fund Performance
                            Aggregate Total Return
                        ------------------------------
                                               Since
                                             Inception
                                             (1/27/95)
                        ------------------------------
                        12/31/95
                        A Shares*              23.95%
                        B Shares**             23.97%
                        I Shares               30.27%

The performance of the Prairie Equity Income Fund is measured against the Russell 1000 Value Index, an unmanaged index generally representative of the "large-cap" segment of the Russell 3000 Index, an index of the 3000 largest U.S. companies. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
  * Reflects 4.50% Sales Charge
 ** Reflects 5.00% Contingent Deferred Sales Charge

                                  Growth Fund

                             [GRAPH APPEARS HERE]

                        Return on a $10,000 Investment

                                                                  Russell 1000
Date            A Shares*       B Shares**       I Shares         Growth Index
----            ---------       ----------       --------         ------------
12/31/94                                                             10,000
01/27/95          9,551           9,500           10,000
01/31/95                                                             10,213
03/31/95         10,172          10,130           10,650             10,953
06/30/95         10,807          10,769           11,317             12,030
09/30/95         11,646          11,629           12,211             13,123
12/31/95         12,414          12,415           13,038             13,721


                            Growth Fund Performance
                            Aggregate Total Return
                        ------------------------------
                                               Since
                                             Inception
                                             (1/27/95)
                        ------------------------------
                        12/31/95
                        A Shares*              24.14%
                        B Shares**             24.15%
                        I Shares               30.38%

The performance of the Prairie Growth Fund is measured against the Russell 1000 Growth Index, an unmanaged index generally representative of the "large-cap" segment of the Russell 3000 Index, an index of the 3000 largest U.S. companies. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
  * Reflects 4.50% Sales Charge
 ** Reflects 5.00% Contingent Deferred Sales Charge

                          Special Opportunities Fund

                             [GRAPH APPEARS HERE]

                        Return on a $10,000 Investment

                                                                  Russell 2000
Date            A Shares*       B Shares**       I Shares         Value Index
----            ---------       ----------       --------         ------------
12/31/94                                                             10,000
01/27/95          9,551           9,500           10,000
01/31/95                                                              9,952
03/31/95         10,124          10,090           10,600             10,371
06/30/95         10,167          10,100           10,640             11,280
09/30/95         11,255          11,220           11,798             12,219
12/31/95         11,920          11,876           12,508             12,575


                    Special Opportunities Fund Performance
                            Aggregate Total Return
                    --------------------------------------
                                                   Since
                                                 Inception
                                                 (1/27/95)
                    --------------------------------------
                    12/31/95
                    A Shares*                      19.20%
                    B Shares**                     18.76%
                    I Shares                       25.08%

The performance of the Prairie Special Opportunities Fund is measured against the Russell 2000 Value Index, an unmanaged index generally representative of the 2000 smallest stocks in the Russell 3000 Index, an index of the 3000 largest U.S. companies and the Lehman Brothers Aggregate Bond Index, an unmanaged broad-based index representative of the bond market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
  * Reflects 4.50% Sales Charge
 ** Reflects 5.00% Contingent Deferred Sales Charge

EQUITY FUNDS

INTERNATIONAL EQUITY FUND

An interview with PETER JANKOVSKIS Portfolio Manager

Q.  HOW WELL HAS THE FUND PERFORMED SINCE ITS INCEPTION ON MARCH 3, 1995?

  Very well. It outperformed its benchmark by 5.74 percentage points. The Fund posted a gain of 15.16% (A Shares),+ while the Morgan Stanley Europe, Asia and Far East (EAFE) Index produced a total return of 9.42% for the period.

Q. GENERALLY, IT WAS A TOUGH YEAR FOR MARKETS OUTSIDE THE U.S. WHAT ACCOUNTED FOR THE FUND'S STRONG PERFORMANCE?

  Primarily our investment in Japan. After a dismal four years, the Japanese economy showed signs of reviving in 1995; with 59% of our assets invested there, we benefited from the rebound. In addition, 40% of the yen currency exposure associated with our holdings in Japan was hedged with U.S. dollars using currency futures. This helped the Fund preserve its gains in the Japanese equity market as the dollar rose in value relative to the yen.

Q.  WHAT HAPPENED IN MARKETS BEYOND JAPAN?

  The rising value of European currencies relative to the dollar and the associated pressure on the export-oriented economies of Europe made it difficult for foreign markets to match the torrid pace of the U.S. stock market. The Fund had significant investments in the UK stock market (21%), which had a return of 22.2%. Returns in Germany and France were considerably lower, though aided by the appreciation of the D-mark and franc.

Q.  SPECIFICALLY, WHERE DO YOU SEE OPPORTUNITY?

  I like foreign equity markets in general and look for them to outperform the U.S. in 1996. Dollar strength will be the major driver for foreign markets in the coming year. A rising dollar means that foreign goods will be cheaper in the U.S., which should increase sales and, eventually, boost foreign corporate profits. Looking at individual markets, I still like Japan, which has continued to show signs that it is coming out of its recession.

 + With the maximum sales charge of 4.50%, A Shares of the International
   Equity Fund returned 9.99% for the same period.

Q.  IS THERE ANY REGION YOU AREN'T OPTIMISTIC ABOUT?

  I'm not wildly enthusiastic about the prospects for Continental Europe in the year ahead. Growth is slowing and unemployment is high. Most importantly, the governments there can't do much to relieve the situation--they're constrained by the Maastricht Treaty on monetary union and have very little margin for fiscal stimulus.

Q.  GIVEN YOUR OUTLOOK, HOW HAVE YOU ALLOCATED THE FUND'S ASSETS?

  As of December 31, 1995, 59% of our holdings were invested in Japan and 21% was invested in the United Kingdom. Approximately one-third of our currency exposure in both countries was hedged with U.S. dollars. Holdings in Germany and France accounted for approximately 7% of the portfolio. The remainder was invested in Australia, Singapore and Hong Kong.++

++ The composition of the Fund's holdings is subject to change. The Fund seeks to outperform the EAFE Index by actively shifting exposure among countries.

International investing is subject to certain risk factors such as currency exchange-rate volatility, possible political, social or economic instability, foreign taxation and possible differences in auditing and other financial standards.

                           International Equity Fund

                             [GRAPH APPEARS HERE]

                        Return on a $10,000 Investment

Date                    A Shares*            B Shares**           I Shares          EAFE Index
----                    ---------            ----------           --------          ----------
03/06/95                  9,551               9,500                10,000
03/31/95                  9,847               9,800                10,310            10,000
06/30/95                  9,616               9,552                10,090            10,080
09/30/95                 10,397              10,351                10,925            10,508
12/31/95                 10,999              10,952                11,562            10,942


                     International Equity Fund Performance
                            Aggregate Total Return
                     -------------------------------------
                                                  Since
                                                Inception
                                                (3/3/95)
                     -------------------------------------
                     12/31/95
                     A Shares*                    9.99%
                     B Shares**                   9.52%
                     I Shares                    15.62%

The performance of the Prairie International Equity Fund is measured against the EAFE Index, an unmanaged index generally representative of the entire range of stocks available to investors in each local market. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
  * Reflects 4.50% Sales Charge
 ** Reflects 5.00% Contingent Deferred Sales Charge

BOND FUNDS

INTERMEDIATE BOND FUND AND BOND FUND

An interview with ANNETTE COLE Portfolio Manager

Q.  HOW DID THE INTERMEDIATE BOND AND BOND FUNDS PERFORM IN 1995?

  Very well. For the 12 months ended December 31, 1995, the Intermediate Bond Fund beat its industry benchmark with a total return of 17.19% (A Shares)+ versus 14.43% for the Lehman Brothers Intermediate Government/Corporate Bond Index. The Bond Fund, which began operations on February 10, 1995, produced a total return of 18.22% (A Shares)+ since inception, beating the Lehman Brothers Corporate Bond Index, which had a total return of 16.35% over the same time period.

Q.  WAS THERE ANY ONE REASON FOR YOUR FUNDS' STRONG PERFORMANCE?

  We made the right moves at the right time. Throughout the year, as rates rose and fell, we adjusted the duration of the portfolios (a measure of their sensitivity to changes in interest rates), capitalizing on opportunities to capture appreciation as interest rates fell and moving to a more defensive position as interest rates rose. The Funds were also overweighted in two sectors of the market that did particularly well during the year--banking and asset-backed securities.

Q. HOW ABOUT OTHER MARKET SECTORS? DID YOU MAKE ANY MAJOR CHANGES IN ALLOCATION DURING THE YEAR?

  In an effort to track more closely with industry averages, we increased our positions in corporate securities in both Funds during the year. Corporate bonds were relatively expensive at the start of the period and became more expensive as the year progressed, so we added to our holdings only when the added yield was high enough to compensate for their added risk. As a result, these bonds made a solid contribution to the performance of both Funds.++

Q.  WILL 1996 BE AS GOOD A YEAR AS 1995 FOR THE BOND MARKET?

  We think it's unlikely. Right now, we're watching commodity and gold prices very closely for evidence of inflationary pressures. We're not convinced that the economy is slowing quite as much or as quickly as most investors think. We're

 + With the maximum sales charge of 3.00%, A Shares of the Intermediate Bond
   Fund returned 13.61% for the 12 months ended December 31, 1995. With the maximum sales charge of 4.50%, A Shares of the Bond Fund returned 12.91% from February 10, 1995, through December 31, 1995.
++ The composition of the Funds' holdings is subject to change.

  also worried about the situation in Washington--endless wrangling over the budget can only erode confidence in our financial markets. Finally, we're concerned about the shape of the domestic yield curve--currently, longer-term securities are not paying investors a premium over short-term securities. There is little incentive for investors to be in anything other than shorter-term securities at the moment.

Q.  WHERE DO YOU SEE INTEREST RATES GOING?

  Clearly, investors believe that the Federal Reserve Board is poised to cut short-term rates once again and have priced the cut into the market. As a result, at this point, the risks of extending maturities outweigh the potential rewards. Our forecast calls for short-term rates to fall and long-term rates to rise later in the year. Therefore, at the end of 1996, the rewards for extending maturities are expected to be much greater.

Q.GIVEN YOUR OUTLOOK, HOW ARE YOU POSITIONING THE PORTFOLIOS?

  We're approaching the markets very cautiously. By the first quarter of 1996, we expect the Funds to hold 8% to 10% of their assets in short-term securities. Our target figure will move higher if we see a clear indication of increased inflationary pressures such as a dramatic increase in the price of commodities, gold or energy.

Q.WHAT'S THE AVERAGE MATURITY OF THE FUNDS' HOLDINGS?

  As of December 31, 1995, the average portfolio maturity was 10.4 years for the Bond Fund and 6.5 years for the Intermediate Bond Fund. The average credit quality of portfolio holdings was AAA for the Intermediate Bond Fund and AA2 for the Bond Fund.

                            Intermediate Bond Fund

                             [GRAPH APPEARS HERE]

                        Return on a $10,000 Investment

                                                     Lehman Intermediate
                                                    Government/Corporate
Date                    A Shares*                        Bond Index
----                    ---------                        ----------
03/05/93                  9,698
03/31/93                  9,664                            10,000
06/30/93                  9,845                            10,197
09/30/93                 10,045                            10,412
12/31/93                 10,063                            10,428
03/31/94                  9,921                            10,235
06/30/94                  9,880                            10,178
09/30/94                  9,945                            10,255
12/31/94                  9,968                            10,246
03/31/95                 10,420                            10,672
06/30/95                 10,999                            11,172
09/30/95                 11,202                            11,344
12/31/95                 11,682                            11,724


                      Intermediate Bond Fund Performance
                          Average Annual Total Return
--------------------------------------------------------------------------------
                     Inception                                           Since
                       Date                     1 Year                 Inception
--------------------------------------------------------------------------------
12/31/95
A Shares*             3/5/93                    13.61%                    5.65%
B Shares**            5/31/95                     NA                      1.41%
I Shares              3/5/93                    17.53%                    6.91%

The performance of the Prairie Intermediate Bond Fund is measured against the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged broad-based index representative of the bond market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
This chart reflects the performance of Class A shares, which have been offered since 3/5/93. Please refer to the box above for returns on Class B and I shares.
  * Reflects 3.00% Sales Charge
 ** Reflects 5.00% Contingent Deferred Sales Charge

                                   Bond Fund

                             [GRAPH APPEARS HERE]

                        Return on a $10,000 Investment

                                                               Lehman Corporate
Date            A Shares*       B Shares**       I Shares          Bond Index
----            ---------       ----------       --------      ----------------
02/16/95          9,551           9,500           10,000
02/28/95          9,752           9,707           10,211             10,000
03/31/95          9,811           9,761           10,275             10,082
06/30/95         10,480          10,451           10,992             10,832
09/30/95         10,716          10,667           11,241             11,087
12/31/95         11,291          11,241           11,857             11,635


                             Bond Fund Performance
                            Aggregate Total Return
                        ------------------------------
                                               Since
                                             Inception
                                             (2/10/95)
                        ------------------------------
                        12/31/95
                        A Shares*              12.91%
                        B Shares**             12.41%
                        I Shares               18.57%

The performance of the Prairie Bond Fund is measured against the Lehman Brothers Corporate Bond Index, an unmanaged broad-based index representative of investment-grade debt corporate bonds. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
  * Reflects 4.50% Sales Charge
 ** Reflects 5.00% Contingent Deferred Sales Charge

BOND FUNDS

INTERNATIONAL BOND FUND

An interview with CLAUDE ERB Portfolio Manager

Q.  HOW DID THE INTERNATIONAL BOND FUND PERFORM IN 1995?

  We did extremely well. For its 11 months of operation since January 27, 1995, the Fund had a total return of 21.10% (A Shares),+ outperforming our industry benchmark, the Salomon Brothers Non-U.S. Government Bond Index, which returned 16.98% for the period. We are extremely pleased with results.

Q.  WHAT ACCOUNTED FOR YOUR SUCCESS?

  Very simply, smart currency hedging. We took advantage of the gross overvaluation of the Japanese yen. As the dollar bottomed and the yen began to take a hit, the Fund was positioned to benefit--and it has. We expect to see the dollar strengthen in the coming year, so the environment still presents us with opportunity.

Q.  DURING 1995, WHICH MARKETS DID YOU EMPHASIZE AND WHY?

  Basically, we had exposure to the major bond markets, such as Japan, Germany, the United Kingdom and Canada. Our good performance was due to selective currency and maturity decisions.++

Q.WHAT, SPECIFICALLY, DO YOU SEE AS OPPORTUNITIES IN THE YEAR AHEAD?

  Without doubt, the most compelling non-U.S. bond market is Canada. We plan to take advantage of this view soon.

+ With the maximum sales charge of 4.50%, A Shares of the International Bond
  Fund returned 15.66% for the same period.
++ The composition of the Fund's holdings is subject to change.

International investing is subject to certain risk factors such as currency exchange-rate volatility, possible political, social or economic instability, foreign taxation and possible differences in auditing and other financial standards.

                            International Bond Fund

                             [GRAPH APPEARS HERE]

                        Return on a $10,000 Investment

                                                               Salomon Non-U.S.
Date            A Shares*       B Shares**       I Shares      Government Index
----            ---------       ----------       --------      ----------------
12/31/94                                                             10,000
01/27/95          9,551           9,500           10,000
01/31/95                                                             10,218
03/31/95         10,705          10,647           11,213             11,443
06/30/95         11,110          11,115           11,706             12,003
09/30/95         11,270          11,266           11,886             11,711
12/31/95         11,566          11,549           12,213             11,953


                      International Bond Fund Performance
                            Aggregate Total Return
                      -----------------------------------
                                               Since
                                             Inception
                                             (1/27/95)
                      -----------------------------------
                      12/31/95
                      A Shares*                15.66%
                      B Shares**               15.49%
                      I Shares                 22.13%

The performance of the Prairie International Bond Fund is measured against the Salomon Brothers Non-U.S. Government Bond Index, an unmanaged index generally representative of the world government bond markets. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
  * Reflects 4.50% Sales Charge
 ** Reflects 5.00% Contingent Deferred Sales Charge

MUNICIPAL BOND FUNDS

INTERMEDIATE MUNICIPAL BOND FUND AND MUNICIPAL BOND FUND

An interview with JOHN ERICKSON Portfolio Manager

Q.  HOW DID THE FUNDS PERFORM DURING THE YEAR ENDED DECEMBER 31, 1995?
  Very well. For the one-year period ended December 31, 1995, the Municipal Bond Fund's total return was 16.89% (A Shares),+ versus a gain of 15.98% for the A. H. Williams Broad Market Municipal Index, our benchmark. Similarly, the Intermediate Municipal Bond Fund ran neck and neck with its index. For the same period, its total return was 12.55% (A Shares)+ versus 12.49% for the A. H. Williams Intermediate Municipal Index.

Q.  WAS THERE ANY ONE REASON THAT THE FUNDS DID SO WELL?

  Security selection. 1995 was a volatile year in the municipal markets. As the economy weakened and inflationary fears eased, investors regained confidence, which put upward pressure on the market. At the same time, the specter of tax reform hung over our heads for most of the year--which exerted downward pressure. Investor sentiment seemed to shift in response to whichever topic the media focused on. In such an uncertain environment, the quality of the portfolio's holdings was key. At period's end, the average quality of the securities in the portfolios was Aa.

Q.  WHAT IMPACT DID THE BUDGET SITUATION IN WASHINGTON HAVE ON THE MARKET?

  It was a wild card. Meaningful progress on the deficit would have a very positive effect--and that's what investors thought they would get. But so far, no budget agreement has materialized. Now we're seeing the other side of the equation--there's a consensus growing that there may not be an agreement or significant progress anytime soon.

Q.  WHAT ABOUT THE POSSIBILITY OF A FLAT TAX?

  The possibility of such a change was positive for the taxable bond markets in 1995, while the yield from municipals was at a historic high versus Treasury securities throughout much of the year. Whether the possibility of a true flat tax will ever become a reality seems unlikely at the moment. Such a revolutionary change would demand a consensus of opinion, which is in short supply in Washington these days.

 + With the maximum sales charge of 4.50%, A Shares of the Municipal Bond Fund returned 11.67% for the one-year period. With the maximum sales charge of 3.00%, A Shares of the Intermediate Municipal Bond Fund returned 9.21% for the same period.

Q.  WHAT'S YOUR OUTLOOK FOR THE MUNI MARKETS IN THE MONTHS AHEAD?

  We're not wildly optimistic. We expect to see long-term rates increase while short-term and intermediate-term rates remain constant. Right now, little yield can be picked up by extending out the yield curve past five years.

Q.  WITH THIS IN MIND, HOW ARE YOU POSITIONING THE PORTFOLIOS?

  Defensively. Given the environment, it makes little sense for income-oriented fixed-income investors to be in long-term securities. As a result, in recent weeks, we've been unwinding our long-term bond positions and increasing our holdings of short-term securities.++

Q.  WHAT'S THE AVERAGE MATURITY OF THE FUNDS' HOLDINGS NOW?

  As of December 31, 1995, the average portfolio maturity was 7.4 years for the Intermediate Municipal Bond Fund and 13.5 years for the Municipal Bond Fund. However, we expect to see these numbers fall in the months ahead as we increase our short-term holdings.

++ The composition of the Funds' holdings is subject to change.

                       Intermediate Municipal Bond Fund

                             [GRAPH APPEARS HERE]

                        Return on a $10,000 Investment

                                                  A. H. Williams
                                                   Intermediate
Date                    A Shares*                Municipal Index
----                    ---------                ---------------
03/01/88                  9,704                         10,000
02/28/89                 10,365
02/28/90                 11,298                         10,308
02/28/91                 12,422                         11,292
02/29/92                 13,637                         12,245
02/28/93                 15,172                         13,731
02/28/94                 15,935                         14,309
02/28/95                 16,196                         14,731
12/31/95                 17,586                         15,942


                 Intermediate Municipal Bond Fund Performance
                          Average Annual Total Return
--------------------------------------------------------------------------------
                     Inception                                           Since
                       Date             1 Year           5 Year        Inception
--------------------------------------------------------------------------------
12/31/95
A Shares*             3/1/88             9.21%            7.08%           7.46%
B Shares**            1/30/95             NA               NA             6.22%
I Shares***           1/30/95             NA               NA            11.33%

The performance of the Prairie Intermediate Municipal Bond Fund is measured against the A.H. Williams Intermediate Municipal Index, an unmanaged index generally representative of the intermediate investment-grade tax-exempt bond market. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
This chart reflects the performance of Class A shares, which have been offered since 3/1/88. Please refer to the box above for returns on Class B and I shares. Although the A.H. Williams Index started after the inception of the Fund, the index is an appropriate measure of performance because the investments tracked by the index are similar to those in the Fund.
  * Reflects 3.00% Sales Charge
 ** Reflects 5.00% Contingent Deferred Sales Charge
*** Aggregate Total Return

                              Municipal Bond Fund

                             [GRAPH APPEARS HERE]

                        Return on a $10,000 Investment

                                               A. H. Williams Broad
Date                    A Shares*             Market Municipal Index
----                    ---------             ----------------------
03/01/88                  9,552                      10,000
02/28/89                 10,204
02/28/90                 11,160                      10,284
02/28/91                 12,290                      11,279
02/29/92                 13,580                      12,418
02/28/93                 15,529                      14,274
02/28/94                 16,103                      15,004
02/28/95                 16,846                      15,387
12/31/95                 18,692                      16,897


                        Municipal Bond Fund Performance
                          Average Annual Total Return
--------------------------------------------------------------------------------
                     Inception                                           Since
                       Date             1 Year           5 Year        Inception
--------------------------------------------------------------------------------
12/31/95
A Shares*             3/1/88            11.67%            8.21%           8.30%
B Shares**            4/4/95              NA               NA             3.81%
I Shares***           2/1/95              NA               NA            14.20%

The performance of the Prairie Municipal Bond Fund is measured against the A.H. Williams Broad Market Municipal Index, an unmanaged index generally representative of the broad investment-grade, tax-exempt bond market. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. Past performance is not predictive of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.
Although the A.H. Williams Index started after the inception of the Fund, the index is an appropriate measure of performance because the investments tracked by the index are similar to those in the fund.
This chart reflects the performance of Class A shares, which have been offered since 3/1/88. Please refer to the box above for returns on Class B and I shares.
  * Reflects 4.50% Sales Charge
 ** Reflects 5.00% Contingent Deferred Sales Charge
*** Aggregate Total Return

MONEY MARKET FUNDS

MONEY MARKET FUND U.S. GOVERNMENT MONEY MARKET FUND MUNICIPAL MONEY MARKET
FUND

                           CURRENT SEVEN-DAY YIELDS
                           AS OF DECEMBER 31, 1995*
-------------------------------------------------------------------------------

                                                                 PRAIRIE PRAIRIE
                                                                 CLASS A CLASS B
                                                                 SHARES  SHARES
--------------------------------------------------------------------------------
Money Market Fund...............................................  5.03%   4.29%
U.S. Government Money Market Fund...............................  4.63%     --
Municipal Money Market Fund.....................................  3.85%     --
--------------------------------------------------------------------------------

* An investment in the Funds is neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share.

 Performance quoted reflects the reimbursement of a portion of the advisory and/or administration fees. Had these reimbursements not been in effect, the performance would have been lower and the 7-day yields would have been: Money Market Fund A, 4.78%; Money Market Fund B, 3.58%; U.S. Government Money Market Fund, 4.50%; and Municipal Money Market Fund, 3.62%.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                                          Principal
                                                 Maturity  Amount      Value
   Description                             Rate    Date     (000)   (Note 2(a))
   -----------                             ----  -------- --------- -----------
CORPORATE OBLIGATIONS--25.7%
AUTOMOBILES--LEASING--0.9%
 Hertz Corp., Junior Subordinate Note....  6.63%  7/15/00  $   500  $   511,596
                                                                    -----------
BANKING--2.4%
 Citicorp, Subordinate Capital Note......  9.75%   8/1/99      250      281,881
 Citicorp, Subordinate Debenture.........  8.63%  12/1/02      350      399,187
 NationsBank Corp., Subordinate
   Debenture.............................  8.13%  6/15/02      350      386,750
 Westpac Banking Limited, Subordinate
   Debenture.............................  9.13%  8/15/01      250      285,192
                                                                    -----------
                                                                      1,353,010
                                                                    -----------
BEVERAGES, FOOD AND TOBACCO--4.8%
 Grand Metro Investment Corp., Guaranteed
   Debenture, Yankee Bond................  9.00%  8/15/11      250      309,616
 Philip Morris Cos., Inc., Corporate
   Note..................................  8.63%   3/1/99      500      539,361
 Philip Morris Cos., Inc., Corporate
   Note..................................  7.13%  10/1/04      250      264,357
 RJR Nabisco, Inc. ......................  8.30%  4/15/99      750      799,769
 RJR Nabisco, Inc. ......................  8.63%  12/1/02      700      727,012
                                                                    -----------
                                                                      2,640,115
                                                                    -----------
CONSUMER GOODS AND SERVICES--1.0%
 Time Warner, Inc., Corporate Note.......  7.95%   2/1/00      500      528,668
                                                                    -----------
ENERGY--3.1%
 Burlington Resources, Inc., Corporate
   Note..................................  8.50%  10/1/01      250      279,853
 Coastal Corp., Senior Debenture......... 10.25% 10/15/04      500      623,257
 Occidental Petroleum Corp., Senior Note. 11.13%   8/1/10      400      558,388
 Shell Canada Limited, Corporate Note....  7.38%   6/1/99      250      263,587
                                                                    -----------
                                                                      1,725,085
                                                                    -----------
FINANCIAL SERVICES--9.2%
 Barclay American Corp., Senior
   Debenture.............................  9.13%  12/1/97      750      796,317
 Chemical Banking Corp., Subordinate
   Note..................................  7.63%  1/15/03      500      542,021
 Discover Credit Corp., Medium Term Note.  8.37%  4/28/99      250      268,483
 General Motors Acceptance Corp.,
   Corporate Note........................  7.75%  4/15/97      250      254,756
 General Motors Acceptance Corp.,
   Corporate Note........................  7.00%   3/1/00      500      520,157

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                          Principal
                                                 Maturity  Amount      Value
              Description                  Rate    Date     (000)   (Note 2(a))
              -----------                  ----  -------- --------- -----------
FINANCIAL SERVICES (CONTINUED)
 General Motors Acceptance Corp.,
   Medium Term Note......................  8.65%  5/29/96  $   400  $   405,094
 International Lease Finance,
   Corporate Note........................  8.35%  10/1/98      500      533,594
 KFW International Finance, Inc.
   Guaranteed Note.......................  8.85%  6/15/99      250      274,728
 Progessive Corp., Ohio, Corporate Note..  6.60%  1/15/04      500      509,013
 Salomon Inc., Senior Note...............  7.50%   2/1/03      500      514,213
 Wells Fargo & Co., Subordinate Note.....  8.38%  5/15/02      400      447,822
                                                                    -----------
                                                                      5,066,198
                                                                    -----------
HEATH CARE AND HOSPITAL MANAGEMENT--0.5%
 Multicare Cos., Inc.,
   Subordinate Debenture*................  7.00%  3/15/03      250      271,250
                                                                    -----------
RETAIL--0.5%
 May Department Stores Co.,
   Medium Term Note......................  9.45%   2/2/99      250      275,701
                                                                    -----------
STEEL--0.9%
 USX-Marathon Group, Corporate Note......  6.38%  7/15/98      500      505,561
                                                                    -----------
TECHNOLOGY INDUSTRIES--1.0%
 Digital Equipment Corp., Debenture......  8.63%  11/1/12      500      547,116
                                                                    -----------
UTILITIES--1.4%
 Commonwealth Edison Co., First Mortgage,
   Series 81, Corporate Note.............  8.63%   2/1/22      250      275,250
 Pacific Bell, Corporate Note............  7.00%  7/15/04      500      525,940
                                                                    -----------
                                                                        801,190
                                                                    -----------
TOTAL CORPORATE OBLIGATIONS
  (COST $13,587,940).....................                            14,225,490
                                                                    -----------
U.S. GOVERNMENT OBLIGATIONS--3.7%
 U.S. Treasury Notes.....................  8.50%  5/15/97      100      104,344
 U.S. Treasury Notes.....................  8.13%  2/15/98      500      528,750
 U.S. Treasury Notes.....................  6.25%  5/31/00      850      879,218
 U.S. Treasury Notes.....................  8.00%  5/15/01      500      560,000
                                                                    -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $1,960,714)......................                             2,072,312
                                                                    -----------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                          Principal
                                 Maturity  Amount      Value
      Description          Rate    Date     (000)   (Note 2(a))
      -----------          ----  -------- --------- -----------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS--1.7%
 Federal National
   Mortgage Association..  7.60%  1/10/97  $   400  $  409,250
 Federal National
   Mortgage Association..  8.35% 11/10/99      500     547,694
                                                    ----------
TOTAL U.S. GOVERNMENT
  AGENCY OBLIGATIONS
  (COST $900,628)........                              956,944
                                                    ----------
                                           Shares
                                           ------
PREFERRED CONVERTIBLE
  STOCKS--7.0%
AUTOMOBILES--3.1%
 Ford Motor Co., Series
   A, $4.20..............                    9,000     852,750
 General Motors Corp.,
   Series C, $3.25.......                   12,000     879,000
                                                    ----------
                                                     1,731,750
                                                    ----------
BANKING AND FINANCE--3.9%
 Citicorp, Series 13,
   $5.38.................                    6,000   1,098,750
 First USA, Inc., 6.25%..                   15,000     592,500
 National City Corp.,
   8.00%.................                    6,000     472,500
                                                    ----------
                                                     2,163,750
                                                    ----------
TOTAL PREFERRED
  CONVERTIBLE STOCKS
  (COST $2,643,539)......                            3,895,500
                                                    ----------
COMMON STOCKS--41.9%
AUTOMOBILES--1.7%
 Ford Motor Co. .........                    4,000     116,000
 General Motors Corp.....                   14,886     787,097
                                                    ----------
                                                       903,097
                                                    ----------
BANKING AND FINANCE--5.1%
 Bank of Boston Corp. ...                   21,000     971,250
 First Union Corp. ......                   11,000     611,875
 NationsBank Corp. ......                   13,912     968,623
 Citicorp................                    4,280     287,830
                                                    ----------
                                                     2,839,578
                                                    ----------
BEVERAGE, FOOD AND
  TOBACCO--3.3%
 Philip Morris Cos.,
   Inc. .................                   20,000   1,810,000
                                                    ----------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                  Description                                Shares (Note 2(a))
                  -----------                                ------ -----------
ELECTRICAL AND ELECTRONIC EQUIPMENT--0.6%
 Hubbell, Inc., Class B..........................             5,000 $   328,750
                                                                    -----------
HEALTH INDUSTRIES--3.6%
 National Health Investors, Inc. ................            61,000   2,020,625
                                                                    -----------
INSURANCE--3.1%
 AON Corp. ......................................            28,500   1,421,438
 Exel, Ltd. .....................................             5,200     317,200
                                                                    -----------
                                                                      1,738,638
                                                                    -----------
OIL & GAS--3.9%
 Atlantic Richfield Co. .........................             5,000     553,750
 British Petroleum PLC ADR.......................             9,000     919,125
 Texaco, Inc. ...................................             9,000     706,500
                                                                    -----------
                                                                      2,179,375
                                                                    -----------
PHARMACEUTICALS--5.8%
 Bristol Myers Squibb Co. .......................             8,000     687,000
 Johnson & Johnson...............................             8,000     685,000
 Pfizer, Inc. ...................................            20,000   1,260,000
 Warner Lambert Co. .............................             6,000     582,750
                                                                    -----------
                                                                      3,214,750
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS--2.0%
 Amli Residential Property Trust.................            55,000   1,100,000
                                                                    -----------
TELECOMMUNICATIONS--6.0%
 Brittish Telecom PLC ADR........................            10,000     565,000
 GTE Corp. ......................................            26,000   1,144,000
 Sprint Corp. ...................................            20,000     797,500
 US West, Inc. ..................................            15,000     536,250
 US West Media Group.............................            15,000     285,000
                                                                    -----------
                                                                      3,327,750
                                                                    -----------
UTILITIES--6.8%
 Detroit Edison Co. .............................            20,000     690,000
 Entergy Corp. ..................................            20,000     585,000
 Peco Energy Co. ................................            25,000     753,125

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
-------------------------------------------------------------------------------

                                                                       Value
              Description                                  Shares   (Note 2(a))
              -----------                                  ------   -----------
UTILITIES (CONTINUED)
 Texas Utilities Co. ...................                    30,000  $ 1,233,750
 United Illuminating Co. ...............                    14,000      523,250
                                                                    -----------
                                                                      3,785,125
                                                                    -----------
TOTAL COMMON STOCKS
  (COST $17,046,251)....................                             23,247,688
                                                                    -----------
                                                          Principal
                                                 Maturity  Amount
                                         Rate      Date     (000)
                                         ----    -------- ---------
SHORT TERM INVESTMENT--19.2%
U.S. TREASURY BILL--19.2%
 U.S. Treasury Bill (cost $10,607,930).. 5.31%** 2/29/96   $10,700   10,617,075
                                                                    -----------
TOTAL INVESTMENTS--99.2%
  (COST $46,747,002)(A).................                             55,015,009
Other assets in excess of liabilities--
  0.8%..................................                                450,318
                                                                    -----------
NET ASSETS--100.0%......................                            $55,465,327
                                                                    ===========

-----------
Percentages indicated are based on net assets of $55,465,327.
 * Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
**  Yield at purchase.
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation......................................... $8,452,650
    Unrealized depreciation.........................................   (184,643)
                                                                     ----------
    Net unrealized appreciation..................................... $8,268,007
                                                                     ==========

ADR--American Depository Receipts.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                 Description                                 Shares (Note 2(a))
                 -----------                                 ------ -----------
COMMON STOCKS--61.4%
ALUMINUM--1.1%
 Aluminum Co. of America......................               1,900  $  100,462
                                                                    ----------
AUTOMOBILES--0.9%
 Ford Motor Co................................               3,000      87,000
                                                                    ----------
AUTOMOTIVE PARTS & EQUIPMENT--0.9%
 Echlin, Inc..................................               2,400      87,600
                                                                    ----------
BANKING--3.7%
 BankAmerica Corp.............................               1,900     123,025
 NationsBank Corp.............................               1,700     118,363
 State Street Bank(b).........................               2,600     117,000
                                                                    ----------
                                                                       358,388
                                                                    ----------
BEVERAGE, FOOD & TOBACCO--4.5%
 Anheuser-Busch Cos., Inc.....................               1,200      80,250
 Coca-Cola Co.................................               1,600     118,800
 PepsiCo, Inc.................................               2,000     111,750
 Philip Morris Cos., Inc......................               1,300     117,650
                                                                    ----------
                                                                       428,450
                                                                    ----------
BROKERAGE SERVICES--0.7%
 Dean Witter, Discover & Co...................               1,400      65,800
                                                                    ----------
BUSINESS & DATA PROCESSING EQUIPMENT--1.6%
 International Business Machines..............               1,700     155,975
                                                                    ----------
CHEMICALS--3.6%
 E. I. du Pont de Nemours & Co................               1,100      76,863
 Monsanto Co..................................                 700      85,750
 Morton Int'l.................................               2,900     104,037
 Praxair, Inc.................................               2,300      77,337
                                                                    ----------
                                                                       343,987
                                                                    ----------
COMPUTERS-MICRO--0.9%
 Compaq Computer Corp.(b).....................               1,700      81,600
                                                                    ----------
COMPUTERS-SOFTWARE & PERIPHERALS--2.1%
 Computer Association Int'l., Inc. ...........               1,550      88,156
 Microsoft Corp.(b)...........................               1,300     114,075
                                                                    ----------
                                                                       202,231
                                                                    ----------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                 Description                                 Shares (Note 2(a))
                 -----------                                 ------ -----------

CONGLOMERATES--3.4%
 Allied Signal, Inc...........................               1,700  $   80,750
 General Electric Co..........................               2,500     180,000
 ITT Corp.....................................                 900      47,700
 ITT Industries, Inc.(b)......................                 900      21,600
                                                                    ----------
                                                                       330,050
                                                                    ----------
CONSUMER GOODS--1.0%
 Service Corp. International..................               2,100      92,400
                                                                    ----------
ELECTRONIC EQUIPMENT--2.7%
 Emerson Electric Co..........................               2,000     163,500
 Motorola, Inc................................               1,700      96,900
                                                                    ----------
                                                                       260,400
                                                                    ----------
FINANCE COMPANIES--1.1%
 Federal Home Loan Mortgage Corp..............               1,300     108,550
                                                                    ----------
FOOD PROCESSING--0.9%
 CPC Int. ....................................               1,300      89,212
                                                                    ----------
FOOD PRODUCTS--0.8%
 Hershey Foods................................               1,200      78,000
                                                                    ----------
HOUSEHOLD & PERSONAL CARE PRODUCTS--1.2%
 Procter & Gamble Co. ........................               1,400     116,200
                                                                    ----------
INSURANCE--1.9%
 American International Group, Inc. ..........               1,500     138,750
 ITT Hartford Group(b)........................                 900      43,538
                                                                    ----------
                                                                       182,288
                                                                    ----------
LEISURE & ENTERTAINMENT--1.1%
 Walt Disney Co...............................               1,800     106,200
                                                                    ----------
NEWSPAPERS AND PUBLISHING--0.7%
 News Corp., Ltd. ADR.........................               3,300      70,538
                                                                    ----------
OIL-DOMESTIC--3.9%
 Chevron Corp.................................               2,300     120,750
 Mobil Corp...................................               1,200     134,400
 Unocal Corp..................................               4,100     119,413
                                                                    ----------
                                                                       374,563
                                                                    ----------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                        Value
                 Description                                  Shares (Note 2(a))
                 -----------                                  ------ -----------

OIL-FIELD SERVICES AND EQUIPMENT--0.9%
 Schlumberger, Ltd. ...........................               1,200  $   83,100
                                                                     ----------
OIL & GAS--2.0%
 British Petroleum Co. ADR.....................                 900      91,913
 Royal Dutch Petroleum Co......................                 700      98,788
                                                                     ----------
                                                                        190,701
                                                                     ----------
PHARMACEUTICALS--5.5%
 Bristol Myers Squibb Co.......................               1,200     103,050
 Johnson & Johnson.............................               1,500     128,437
 Merck & Co., Inc..............................               1,800     118,350
 Pfizer, Inc...................................               1,600     100,800
 Smithkline Beecham ADR........................               1,300      72,150
                                                                     ----------
                                                                        522,787
                                                                     ----------
POLLUTION CONTROL--0.9%
 WMX Technologies..............................               3,000      89,625
                                                                     ----------
RAILROADS--1.1%
 CSX Corp......................................               2,400     109,500
                                                                     ----------
RESTAURANTS--0.8%
 McDonald's Corp...............................               1,600      72,200
                                                                     ----------
RETAIL--3.1%
 Home Depot, Inc...............................               2,400     114,900
 May Department Stores Co......................               1,500      63,375
 Wal Mart Stores, Inc..........................               5,400     120,825
                                                                     ----------
                                                                        299,100
                                                                     ----------
TELECOMMUNICATIONS--6.9%
 AT&T Corp.....................................               2,100     135,974
 General Instrument Corp.(b)...................               1,300      30,388
 GTE Corp......................................               3,800     167,200
 MCI Communications Corp.......................               2,800      73,150
 NYNEX Corp....................................               2,100     113,400
 Pacific Telesis Group.........................               1,800      60,525
 Telcom Corp. New Zealand ADR..................               1,200      83,250
                                                                     ----------
                                                                        663,887
                                                                     ----------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
              Description                                  Shares   (Note 2(a))
              -----------                                  ------   -----------

UTILITIES--1.5%
 FPL Group, Inc..........................                   3,200   $  148,400
                                                                    ----------
TOTAL COMMON STOCKS
  (COST $5,270,362)......................                            5,899,194
                                                                    ----------
                                                          Principal
                                                 Maturity  Amount
                                          Rate     Date     (000)
                                          -----  -------- ---------
U.S. GOVERNMENT OBLIGATIONS--26.0%
U.S. TREASURY NOTES
 U.S. Treasury Note...................... 6.25%   5/31/00  $  800      827,500
 U.S. Treasury Note...................... 7.50%  11/15/01     700      771,750
 U.S. Treasury Note...................... 6.38%   8/15/02     850      893,296
                                                                    ----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $2,398,249)......................                            2,492,546
                                                                    ----------
SHORT TERM INVESTMENT--11.7%
U.S. TREASURY BILL
 U.S. Treasury Bill (cost $1,120,308).... 5.31%*  2/29/96   1,130    1,121,243
                                                                    ----------
TOTAL INVESTMENTS
  (COST $8,788,919)(A)--99.1% ...........                            9,512,982
Other assets in excess of liabilities--
  0.9%...................................                               86,019
                                                                    ----------
NET ASSETS--100.0%.......................                           $9,599,001
                                                                    ==========

-----------
Percentages indicated are based on net assets of $9,599,001.
 *Yield at purchase.
(a)Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................... $766,286
    Unrealized depreciation...........................................  (42,223)
                                                                       --------
    Net unrealized appreciation....................................... $724,063
                                                                       ========

(b)Represents non-income producing security.
ADR--American Depository Receipts.

                       See Notes to Financial Statements.

PRAIRIE FUNDS
EQUITY INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

COMMON STOCKS--87.4%
AUTOMOBILES--1.4%
 Ford Motor Co..............................               140,000 $  4,060,000
                                                                   ------------
AUTOMOTIVE PARTS & EQUIPMENT--1.7%
 Echlin, Inc................................               135,000    4,927,500
                                                                   ------------
BANKS--5.7%
 Bankers Trust..............................               115,000    7,647,500
 First Union Corp. .........................                90,000    5,006,250
 NationsBank Corp...........................                55,000    3,829,375
                                                                   ------------
                                                                     16,483,125
                                                                   ------------
BEVERAGES, FOOD & TOBACCO--2.8%
 ConAgra, Inc...............................                81,418    3,358,492
 Philip Morris Cos., Inc....................                50,841    4,601,111
                                                                   ------------
                                                                      7,959,603
                                                                   ------------
CHEMICALS--6.3%
 ARCO Chemical..............................               106,000    5,154,250
 Dow Chemical...............................                93,000    6,544,875
 E. I. du Pont de Nemours & Co..............                90,000    6,288,750
                                                                   ------------
                                                                     17,987,875
                                                                   ------------
COMPUTER SOFTWARE AND PERIPHERALS--1.3%
 International Business Machines............                40,000    3,670,000
                                                                   ------------
CONSTRUCTION--0.5%
 Vulcan Materials...........................                23,000    1,325,375
                                                                   ------------
CONSUMER PRODUCTS--3.8%
 Clorox Co. ................................               100,000    7,162,500
 Southern Co. ..............................               150,000    3,693,750
                                                                   ------------
                                                                     10,856,250
                                                                   ------------
DEFENSE--1.7%
 Lockheed Martin............................                60,000    4,740,000
                                                                   ------------
ELECTRICAL EQUIPMENT--2.2%
 Emerson Electric Co. ......................                48,000    3,924,000
 Hubbell, Inc., Class B.....................                20,000    1,315,000
 Thomas & Betts Corp. ......................                15,000    1,106,250
                                                                   ------------
                                                                      6,345,250
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
EQUITY INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

FOREST AND PAPER PRODUCTS--1.4%
 Weyerhaeuser Co.............................                95,000 $  4,108,750
                                                                    ------------
INSURANCE--5.8%
 AON Corp. ..................................               137,000    6,832,875
 FPL Group, Inc. ............................                75,000    3,478,125
 Lincoln National Corp. .....................               120,000    6,450,000
                                                                    ------------
                                                                      16,761,000
                                                                    ------------
METALS--1.0%
 Phelps Dodge Corp. .........................                45,000    2,801,250
                                                                    ------------
NATURAL GAS--3.0%
 National Fuel Gas Co. ......................                25,000      840,625
 Sonat, Inc..................................                40,000    1,425,000
 Tenneco, Inc. ..............................               130,000    6,451,250
                                                                    ------------
                                                                       8,716,875
                                                                    ------------
OIL & GAS--19.0%
 AMOCO Corp..................................               140,000   10,062,500
 Atlantic Richfield Corp.....................                55,000    6,091,250
 British Petroleum Co. PLC, ADR..............                70,000    7,148,750
 Exxon Corp..................................                15,000    1,201,875
 Mobil Corp..................................               105,000   11,760,000
 Occidental Petroleum Corp. .................               195,000    4,168,125
 Texaco, Inc.................................               125,000    9,812,500
 Unocal Corp.................................               153,000    4,456,125
                                                                    ------------
                                                                      54,701,125
                                                                    ------------
PHARMACEUTICALS--2.9%
 Warner Lambert Co. .........................                86,000    8,352,750
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS--3.8%
 Amli Residential Properties Trust...........               140,000    2,800,000
 Equity Residential Properties Trust ........                80,000    2,450,000
 National Health Investors, Inc. ............               174,000    5,763,750
                                                                    ------------
                                                                      11,013,750
                                                                    ------------
RETAIL STORES--2.3%
 May Department Stores Co. ..................               156,938    6,630,631
                                                                    ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
EQUITY INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
               Description                                 Shares   (Note 2(a))
               -----------                                 ------   -----------

TELECOMMUNICATIONS--8.7%
 British Telecom PLC ADR..................                  70,000  $  3,955,000
 GTE Corp. ...............................                 210,000     9,240,000
 Sprint Corp..............................                 156,938     6,257,903
 U.S. West, Inc...........................                 156,938     5,610,533
                                                                    ------------
                                                                      25,063,436
                                                                    ------------
UTILITIES--12.1%
 Cinergy Corp.............................                 130,000     3,981,250
 Detroit Edison Co. ......................                 196,173     6,767,969
 Houston Industries.......................                 260,000     6,305,000
 Pacific Gas & Electric Co................                  54,928     1,558,582
 Peco Energy Co. .........................                 129,769     3,909,291
 Texas Utilities Co. .....................                 156,938     6,454,075
 United Illuminating Co...................                 156,938     5,865,558
                                                                    ------------
                                                                      34,841,725
                                                                    ------------
TOTAL COMMON STOCKS
  (COST $213,380,725).....................                           251,346,270
                                                                    ------------
CONVERTIBLE PREFERRED STOCKS--2.9%
AUTOMOBILES--2.2%
 Ford Motor Company, Series A, $4.20......                  66,699     6,319,730
                                                                    ------------
STEEL--0.7%
 WHX Corp., Series B, $3.00...............                  45,694     1,941,995
                                                                    ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (COST $7,461,465).......................                             8,261,725
                                                                    ------------
                                                          Principal
                                                 Maturity  Amount
                                           Rate    Date     (000)
                                           ----  -------- ---------
CONVERTIBLE BOND--2.7%
BANKS--2.7%
 Bank of New York, Inc.
   Subordinate Convertible Debenture
   (cost $4,984,156)...................... 7.50% 8/15/01   $ 3,139     7,816,110
                                                                    ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
EQUITY INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                         Principal
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------

SHORT-TERM INVESTMENT--7.1%
TIME DEPOSIT--7.1%
 Berlin/Frankfurt Bank
   (cost $20,271,000).................... 5.81%  1/2/96   $20,271  $ 20,271,000
                                                                   ------------
TOTAL INVESTMENTS
  (COST $246,097,346)(A)--100.1%.........                           287,695,105
Liabilities in excess of other
  assets--(0.1%).........................                              (301,578)
                                                                   ------------
NET ASSETS--100.0%.......................                          $287,393,527
                                                                   ============

-----------
Percentages indicated are based on net assets of $287,393,527.
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................ $42,227,078
    Unrealized depreciation........................................    (629,319)
                                                                    -----------
    Net unrealized appreciation.................................... $41,597,759
                                                                    ===========

ADR--American Depository Receipt.

                       See Notes to Financial Statements.

PRAIRIE FUNDS
GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                 Description                               Shares  (Note 2(a))
                 -----------                               ------  -----------

COMMON STOCKS--95.5%
ADVERTISING AND MARKETING SERVICES--1.3%
 Interpublic Group of Companies, Inc. ........              55,000 $  2,385,625
 Omnicon Group................................              40,000    1,490,000
                                                                   ------------
                                                                      3,875,625
                                                                   ------------
AUTOMOTIVE PARTS & EQUIPMENT--1.0%
 Echlin, Inc. ................................              80,000    2,920,000
                                                                   ------------
BANKING--1.5%
 State Street Bank(b).........................             100,000    4,500,000
                                                                   ------------
BEVERAGES, FOOD AND TOBACCO--16.0%
 Coca Cola Co. ...............................              55,000    4,083,750
 ConAgra, Inc. ...............................             110,000    4,537,500
 General Mills, Inc. .........................             140,000    8,085,000
 Hershey Foods Corp. .........................              60,000    3,900,000
 Hudson Foods, Inc. Class A...................              90,000    1,552,500
 PepsiCo, Inc. ...............................             130,000    7,263,750
 Philip Morris Cos., Inc. ....................             140,000   12,670,000
 Sara Lee Corp. ..............................             170,000    5,418,750
 Schweitzer-Mauduit Int'l.(b).................               8,000      185,000
                                                                   ------------
                                                                     47,696,250
                                                                   ------------
CHEMICALS--5.9%
 Eastman Chemical Co. ........................              85,000    5,323,125
 Morton Int'l ................................             150,000    5,381,250
 Praxair, Inc. ...............................             145,000    4,875,625
 Wellman, Inc. ...............................              90,000    2,047,500
                                                                   ------------
                                                                     17,627,500
                                                                   ------------
COMPUTERS--MICRO--0.7%
 Compaq Computer Corp.(b).....................              40,000    1,920,000
                                                                   ------------
COMPUTER SOFTWARE AND PERIPHERALS--5.2%
 Automatic Data Processing, Inc. .............              80,000    5,940,000
 Computer Associates Int'l., Inc. ............             100,000    5,687,500
 Intel Corp. .................................              70,000    3,972,500
                                                                   ------------
                                                                     15,600,000
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                 Description                               Shares  (Note 2(a))
                 -----------                               ------  -----------

CONSUMER GOODS AND SERVICES--10.4%
 American Home Products Corp. ................              70,000 $  6,790,000
 Clorox Co. ..................................              75,000    5,371,875
 Hillenbrand Industries, Inc. ................             100,000    3,387,500
 Kimberly-Clark Corp. ........................              80,000    6,620,000
 Service Corp. Int'l. ........................             115,000    5,060,000
 Stewart Enterprises, Inc. ...................             105,000    3,885,000
                                                                   ------------
                                                                     31,114,375
                                                                   ------------
CONSUMER NON-DURABLES--0.6%
 Alberto-Culver Co., Class A..................              55,000    1,677,500
                                                                   ------------
ELECTRONICS--9.5%
 AMP, Inc. ...................................             120,000    4,605,000
 Emerson Electric.............................              80,000    6,540,000
 General Electric Co. ........................             180,000   12,960,000
 Motorola, Inc. ..............................              75,000    4,275,000
                                                                   ------------
                                                                     28,380,000
                                                                   ------------
ENTERTAINMENT AND LEISURE--1.5%
 Time Warner, Inc. ...........................             120,000    4,545,000
                                                                   ------------
HEALTH INDUSTRIES--3.9%
 Horizon HealthCare Corp.(b)..................             145,000    3,661,250
 Procter & Gamble Co. ........................              95,000    7,885,000
                                                                   ------------
                                                                     11,546,250
                                                                   ------------
INSURANCE--5.4%
 American International Group, Inc. ..........              75,000    6,937,500
 Chubb Corp. .................................              65,000    6,288,750
 General RE Corp. ............................              20,000    3,100,000
                                                                   ------------
                                                                     16,326,250
                                                                   ------------
MANUFACTURING--1.1%
 Corning, Inc. ...............................             100,000    3,200,000
                                                                   ------------
MEDICAL CARE & PRODUCTS--0.7%
 Sofamor Danek Group(b).......................              80,000    2,270,000
                                                                   ------------
OIL & GAS--3.4%
 British Petroleum Co. ADR....................              70,000    7,148,750
 Unocal Corp. ................................             100,000    2,912,500
                                                                   ------------
                                                                     10,061,250
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                 Description                                Shares  (Note 2(a))
                 -----------                                ------  -----------

PHARMACEUTICALS--12.0%
 Elan Corp. PLC ADR(b).........................              90,000 $  4,376,250
 Forest Labs, Inc.(b)..........................              50,000    2,262,500
 Ivax Corp. ...................................             100,000    2,850,000
 Johnson & Johnson.............................              95,000    8,134,375
 Mylan Labs....................................             105,000    2,467,500
 Pfizer, Inc. .................................             160,000   10,080,000
 Pharmacia & Upjohn(b).........................              75,000    2,906,250
 Smithkline Beecham ADR........................              50,000    2,775,000
                                                                    ------------
                                                                      35,851,875
                                                                    ------------
POLLUTION CONTROL--4.1%
 Browning-Ferris...............................             185,000    5,457,500
 WMX Technologies, Inc. .......................             230,000    6,871,250
                                                                    ------------
                                                                      12,328,750
                                                                    ------------
RETAIL--4.2%
 Eckerd Corp.(b)...............................             110,000    4,908,750
 May Department Stores Co. ....................             110,000    4,647,500
 Walgreen Co.(b)...............................             100,000    2,987,500
                                                                    ------------
                                                                      12,543,750
                                                                    ------------
TELECOMMUNICATIONS--6.5%
 AT&T Corp. ...................................             140,000    9,065,000
 Century Telephone Enterprises, Inc. ..........              50,000    1,587,500
 DSC Communications Corp.(b)...................              40,000    1,475,000
 MCI Communications Corp. .....................             275,000    7,184,375
                                                                    ------------
                                                                      19,311,875
                                                                    ------------
UTILITIES--0.6%
 AES Corp.(b)..................................              80,000    1,910,000
                                                                    ------------
TOTAL COMMON STOCKS
  (COST $239,473,384)..........................                      285,206,250
                                                                    ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
GROWTH FUND
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
-------------------------------------------------------------------------------

                                                         Principal
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------

SHORT-TERM INVESTMENT--3.6%
TIME DEPOSIT--3.6%
 Berlin/Frankfort Bank
   (cost $10,663,000).................... 5.81%  1/2/96   $10,663  $ 10,663,000
                                                                   ------------
TOTAL INVESTMENTS
  (COST $250,136,384)(A)--99.1%..........                           295,869,250
Other assets in excess of liabilities--
  0.9%...................................                             2,672,096
                                                                   ------------
NET ASSETS--100.0%.......................                          $298,541,346
                                                                   ============

-----------
Percentages indicated are based on net assets of $298,541,346.
(a) Represents cost for financial reporting purposes. Cost for federal income tax purposes was $250,657,238 and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................ $48,528,373
    Unrealized depreciation........................................  (3,316,361)
                                                                    -----------
    Net unrealized appreciation.................................... $45,212,012
                                                                    ===========

(b) Represents non-income producing security.
ADR--American Depository Receipts.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
SPECIAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                 Description                                Shares  (Note 2(a))
                 -----------                                ------  -----------

COMMON STOCKS--93.9%
ADVERTISING AND MARKETING SERVICES--1.3%
 Interpublic Group of Companies, Inc. .........              12,000 $   520,500
 Omnicon Group.................................              20,000     745,000
                                                                    -----------
                                                                      1,265,500
                                                                    -----------
APPAREL--1.1%
 Tommy Hilfiger Corp.(b).......................              24,100   1,021,238
                                                                    -----------
AUTOMOTIVE PARTS AND EQUIPMENT--3.0%
 Borg Warner...................................              30,000     960,000
 Simpson Industries............................              70,000     630,000
 Superior Industries Int'l, Inc. ..............              45,000   1,186,875
                                                                    -----------
                                                                      2,776,875
                                                                    -----------
BANKS--13.0%
 First of America..............................              50,000   2,218,750
 Firstar Corp..................................              60,000   2,377,500
 Northern Trust Corp. .........................              50,000   2,800,000
 Old Kent Financial............................              60,000   2,467,500
 Southern National.............................              60,000   1,575,000
 Southtrust Corp. .............................              30,000     768,750
                                                                    -----------
                                                                     12,207,500
                                                                    -----------
BEVERAGES, FOOD AND TOBACCO--3.0%
 Dean Foods Co. ...............................              35,000     962,500
 Hudson Foods, Inc., Class A...................             110,000   1,897,500
                                                                    -----------
                                                                      2,860,000
                                                                    -----------
BUSINESS EQUIPMENT AND SERVICES--1.1%
 Proxima Corp.(b)..............................              45,000     995,625
                                                                    -----------
CHEMICALS--2.0%
 Airgas, Inc.(b)...............................              55,000   1,828,750
                                                                    -----------
CONSUMER GOODS AND SERVICES--2.1%
 Service Corp Int'l. ..........................              45,000   1,980,000
                                                                    -----------
CONSUMER NON-DURABLES--1.8%
 Alberto-Culver Co., Class A...................              55,000   1,677,500
                                                                    -----------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
SPECIAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                 Description                                Shares  (Note 2(a))
                 -----------                                ------  -----------

ELECTRONICS--1.9%
 Memec Electric Materials, Inc.(b).............              14,000 $   456,750
 Methode Electronics, Inc., Class A............              37,500     534,375
 Molex, Inc. ..................................              25,000     793,750
                                                                    -----------
                                                                      1,784,875
                                                                    -----------
ENTERTAINMENT AND LEISURE--1.1%
 Royal Caribbean Cruise Ltd. ..................              48,000   1,056,000
                                                                    -----------
HEALTH CARE PRODUCTS AND SERVICES--14.4%
 American Medical Response, Inc.(b)............              55,000   1,787,500
 Amerisource Health Corp., Class A(b)..........              60,000   1,980,000
 Genesis Health Ventures, Inc.(b)..............              50,000   1,825,000
 Healthcare & Retirement Corp.(b)..............              55,000   1,925,000
 Horizon HealthCare Corp.(b)...................              95,000   2,398,750
 Multicare Cos., Inc.(b).......................              50,000   1,200,000
 OEA, Inc......................................              42,000   1,254,750
 Summit Care Corp.(b)..........................              50,000   1,143,750
                                                                    -----------
                                                                     13,514,750
                                                                    -----------
INSURANCE--13.6%
 Ace Limited...................................              40,000   1,590,000
 AMBAC, Inc....................................              60,000   2,812,500
 American Re Corp..............................              50,000   2,043,750
 Integon, Corp.................................             100,000   2,062,500
 National Re Corp..............................              60,000   2,280,000
 Sphere Drake Holdings Ltd.....................              68,024     952,336
 Western National Corp.........................              60,000     967,500
                                                                    -----------
                                                                     12,708,586
                                                                    -----------
INVESTMENT MANAGEMENT--0.5%
 Phoenix Duff & Phelps Corp....................              62,471     429,488
                                                                    -----------
MANUFACTURING--1.0%
 Holophane(b)..................................              45,000     978,750
                                                                    -----------
MEDICAL CARE AND PRODUCTS--4.8%
 Rural/Metro(b)................................              80,000   1,810,000
 Sofamor Danek Group(b)........................              95,000   2,695,625
                                                                    -----------
                                                                      4,505,625
                                                                    -----------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
SPECIAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                  Description                                Shares (Note 2(a))
                  -----------                                ------ -----------

NATURAL GAS--0.4%
 Swift Energy Co.(b)............................             35,000 $   420,000
                                                                    -----------
OIL & GAS--3.5%
 Noble Affiliates...............................             50,000   1,493,750
 Smith Intl., Inc.(b)...........................             75,000   1,762,500
                                                                    -----------
                                                                      3,256,250
                                                                    -----------
PHARMACEUTICALS--7.6%
 A.L. Pharmaceuticals, Inc......................             85,000   2,220,625
 Elan Corp. PLC ADR(b)..........................             50,000   2,431,250
 Ivax Corp. ....................................             85,000   2,422,500
                                                                    -----------
                                                                      7,074,375
                                                                    -----------
POLLUTION CONTROL--0.7%
 Waste Management PLC ADR(b)....................             65,000     698,750
                                                                    -----------
RAILROAD EQUIPMENT--0.3%
 Johnstown America Industries, Inc.(b)..........             60,000     300,000
                                                                    -----------
REAL ESTATE DEVELOPMENT--1.8%
 Stewart Enterprises, Inc., Class A ............             45,000   1,665,000
                                                                    -----------
RESTAURANTS--1.9%
 IHOP Corp.(b)..................................             60,000   1,560,000
 Starbucks Corp.................................             10,000     210,000
                                                                    -----------
                                                                      1,770,000
                                                                    -----------
RETAIL AND WHOLESALE DISTRIBUTION--1.0%
 Corporate Express, Inc.(b).....................             30,000     903,750
                                                                    -----------
RETAIL STORES--4.1%
 Eckerd Corp.(b)................................             55,000   2,454,375
 Officemax, Inc.................................             60,193   1,346,818
                                                                    -----------
                                                                      3,801,193
                                                                    -----------
TELECOMMUNICATIONS--2.8%
 Centennial Cellular Corp., Class A(b)..........             30,000     513,750
 Century Telephone Enterprises, Inc. ...........             65,000   2,063,750
                                                                    -----------
                                                                      2,577,500
                                                                    -----------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
SPECIAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
              Description                                 Shares   (Note 2(a))
              -----------                                 ------   -----------

UTILITIES--4.1%
 AES Corp.(b)............................                 80,000   $ 1,910,000
 Public Service Co. of New Mexico(b).....                 35,000       616,875
 South Industries G&E Co.(b).............                 36,800     1,278,800
                                                                   -----------
                                                                     3,805,675
                                                                   -----------
TOTAL COMMON STOCKS
  (COST $72,403,453).....................                           87,863,555
                                                                   -----------
                                                         Principal
                                                Maturity  Amount
                                          Rate    Date     (000)
                                          ----  -------- ---------
SHORT-TERM INVESTMENT--6.3%
TIME DEPOSIT
 Berlin/Frankfort Bank
   (cost $5,914,000)..................... 5.81%  1/2/96   $5,914     5,914,000
                                                                   -----------
TOTAL INVESTMENTS
  (COST $78,317,453)(A)--100.2%..........                           93,777,555
Liabilities in excess of other assets--
  (0.2%).................................                             (164,612)
                                                                   -----------
NET ASSETS--100.0%.......................                          $93,612,943
                                                                   ===========

-----------
Percentages indicated are based on net assets of $93,612,943.
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................ $16,914,276
    Unrealized depreciation........................................  (1,454,174)
                                                                    -----------
    Net unrealized appreciation.................................... $15,460,102
                                                                    ===========

(b) Represents non-income producing security.
ADR--American Depository Receipts.

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

COMMON STOCKS--71.2%
AUSTRALIA--3.2%
 Aberfoyle...................................                 2,400 $      5,266
 Adelaide Brighton Limited...................                 3,800        3,392
 Amcor Limited...............................                15,300      108,121
 Ampolex.....................................                 6,900       15,090
 Ashton Mining Limited.......................                 7,000       10,154
 Australian National Industries Limited......                18,800       13,983
 Boral Limited...............................                27,500       69,550
 Brambles Industries Limited.................                 5,500       61,369
 Broken Hill Proprietary Co. ................                47,000      664,270
 Burns Philip & Co. .........................                12,200       27,316
 Caltex Limited..............................                 4,300       16,985
 Coca-Coca Amatil............................                 9,600       76,623
 Coles Myer Limited..........................                26,612       82,944
 CRA Limited.................................                16,017      235,192
 Crusader(b).................................                 2,400        2,535
 CSR Limited.................................                22,700       73,959
 Dominion Mining Limited(b)..................                 2,160        1,125
 Email Limited...............................                 6,900       16,424
 Emperor Mines Limited(b)....................                 1,600        2,559
 FAI Insurances(b)...........................                 7,600        4,127
 Fosters Brewing Group.......................                48,900       80,387
 General Property Trust......................                15,200       26,910
 Gold Mines of Kalgoorlie....................                23,800       22,129
 Goodman Fielder Limited.....................                29,900       30,026
 Hardie (James) Industries...................                 9,600       16,567
 ICI Australia...............................                 7,400       56,697
 Lend Lease Corp. ...........................                 6,000       87,032
 MIM Holdings Limited........................                39,700       54,925
 National Australia Bank.....................                34,900      314,124
 Newcrest Mining Limited.....................                 5,800       24,419
 News Corporation Limited....................                49,700      265,443
 North Limited...............................                17,100       47,700
 OPSM Protector Limited......................                 3,500        5,467
 Pacific Dunlop Limited......................                28,800       67,481
 Pioneer International Holdings..............                22,100       57,045
 QCT Resources...............................                15,100       16,960
 RGC Limited.................................                 5,000       24,920

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

AUSTRALIA (CONTINUED)
 Rothman's Holdings Limited.................                 2,500 $     10,228
 Santos Limited.............................                21,000       61,389
 Schroders Property Fund....................                 9,100       14,892
 Smith Howard Limited.......................                 4,200       19,839
 Sons of Gwalia Limited.....................                 1,800        9,908
 Southcorp Holdings.........................                23,400       54,482
 Stockland Trust Group......................                 7,400       17,064
 TNT Limited(b).............................                14,400       19,066
 Tubemakers of Australia Limited............                 6,900       21,403
 Westfield Trust............................                23,700       42,662
 Westpac Banking Corp.......................                45,500      201,720
 WMC Limited................................                27,600      177,385
                                                                   ------------
                                                                      3,339,254
                                                                   ------------
FRANCE--3.5%
 Accor......................................                   100       12,964
 Air Liquide................................                   250       41,459
 Alcatel Alsthom............................                 1,700      146,766
 AXA........................................                   600       40,488
 Banque Nationale de Paris..................                 4,500      203,266
 BIC........................................                   100       10,183
 Bouygues...................................                   100       10,087
 Carnaudmetalbox(b).........................                 3,300      151,154
 Carrefour(b)...............................                   150       91,128
 Casino Guich-Perr..........................                   250        7,264
 Chargeurs..................................                    50        9,969
 Cie De St Gobain...........................                 2,300      254,909
 Cie De Suez................................                 2,400       99,133
 Cie Geophysique(b).........................                    50        1,646
 Club Mediterranee(b).......................                    50        3,998
 Compagnie Bancaire.........................                 1,210      135,589
 Compagnie UAP..............................                 3,600       94,152
 Comptoirs Modern...........................                    50       16,256
 CSF (Thomson)..............................                   450       10,039
 Docks de France............................                    50        7,607
 Dollfus-Meig & Cie PV......................                    50        2,044
 Eaux-Cie Generale..........................                 2,700      269,924

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

FRANCE (CONTINUED)
 ELF-Aquitane...............................                 3,300 $    243,466
 Eridania Beghin-Say........................                   100       17,177
 Essilor International......................                    50        9,570
 Europe 1(b)................................                    25        5,061
 Groupe Danone..............................                   250       41,306
 GTM Entrepose..............................                    50        3,512
 Imetal.....................................                    50        5,981
 Lafarge-Coppee.............................                   330       21,290
 Lagardere Groupe...........................                   350        6,441
 Legrand....................................                   500       77,295
 L'oreal....................................                   250       67,019
 LVMH Moet Hennessy.........................                 1,600      333,716
 Lyonnais Des Eaux-Dumez....................                   100        9,641
 Michelin, Class B..........................                 2,300       91,852
 Moulinex(b)................................                   100        1,374
 Nord Est...................................                    50        1,159
 Peugeot SA.................................                 1,300      171,725
 Pinault-Printemps..........................                   100       19,978
 Promodes...................................                    50       11,768
 Rhone Poulenc, Series A....................                 1,250       26,813
 Sanofi.....................................                 3,300      211,818
 Schneider SA...............................                   500       17,115
 Sefimeg....................................                    50        3,323
 Seita......................................                   200        7,259
 Simco......................................                    50        4,754
 Societe Generale...........................                 2,500      309,281
 Sodexho(b).................................                    50       14,723
 St. Louis..................................                    50       13,291
 Total, Class B.............................                 4,800      324,392
 Union Immobiliere de France................                    50        4,334
                                                                   ------------
                                                                      3,696,459
                                                                   ------------
GERMANY--3.1%
 AMB AAchener & Muench......................                    50       36,331
 BASF AG....................................                   600      135,404
 Bayer AG...................................                   600      159,634
 Bayerische Vereinsbank.....................                 3,000       90,129

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

GERMANY (CONTINUED)
 Beiersdorf AG, Series ABC...................                    50 $     34,410
 Bilfinger & Berger..........................                    50       19,039
 Brau Und Brunnen............................                    50        7,616
 Bremer Vulkan AG............................                   150        4,192
 CKAG Colonial...............................                    50       41,921
 Commerzbank AG..............................                   500      118,950
 Continental AG..............................                 1,000       14,148
 Daimler Benz AG.............................                   350      177,045
 Degussa AG..................................                   100       33,746
 Deutsche Bank AG............................                 8,000      380,639
 Deutsche Lufthansa AG.......................                   400       55,475
 Didier-Werke AG(b)..........................                    50        4,045
 FAG Kugelfischer Georg(b)...................                    50        6,428
 Heidelberger Zement.........................                    55       34,508
 Hochtief AG.................................                   100       42,829
 Kaufhof Holding AG..........................                   300       91,597
 Linde AG....................................                   100       59,388
 Linotype Hell AG(b).........................                    50        5,153
 MAN AG......................................                   100       27,737
 Mannesmann AG...............................                   450      143,526
 Muenchener Ruckvers.........................                   100      215,891
 Preussag AG.................................                   800      225,812
 P.W.A. Papier Waldhof(b)....................                    50        7,406
 RWE AG......................................                   300      109,308
 SAP AG......................................                   500       77,553
 Schering AG.................................                 1,000       66,584
 Siemens AG(b)...............................                   650      357,862
 Thyssen AG(b)...............................                   350       63,995
 Veba AG.....................................                 7,000      300,291
 Volkswagon AG...............................                   200       67,212
                                                                    ------------
                                                                       3,215,804
                                                                    ------------
HONG KONG--1.6%
 Bank of East Asia...........................                 6,000       21,534
 Cathay Pacific Airway.......................                23,000       35,100
 Cheung Kong Holdings........................                18,000      109,649
 China Light and Power Co., Limited..........                25,000      115,105

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

HONG KONG (CONTINUED)
 Chinese Estates Holdings...................                12,000 $      7,837
 Dickson Concepts Intl. Limited.............                 5,000        4,656
 Giordano International Holdings............                 4,000        3,414
 Hang Lung Development Co...................                10,000       15,908
 Hang Seng Bank Limited.....................                21,800      195,247
 Hong Kong Aircraft.........................                 1,200        3,104
 Hong Kong Telecom..........................               106,400      189,903
 Hopewell Holdings..........................                35,000       20,143
 Hutchison Whampoa..........................                46,000      280,214
 Hysan Development Limited..................                 8,000       21,158
 Johnson Electric Holdings..................                 3,000        5,354
 Kumagai Gumi...............................                 3,000        2,173
 Lai Sun Garment International..............                 2,000        1,940
 Miramar Hotel & Investment.................                 4,000        8,432
 New World Development Co...................                13,000       56,661
 Oriental Press Group.......................                12,000        3,647
 Peregrine Investment Holdings..............                 4,000        5,173
 Playmates Toys Holdings....................                 4,000          796
 Regal Hotel Holdings.......................                22,000        5,177
 Shangri-La Asia............................                 8,000        9,778
 Shun Tak Holdings Limited..................                12,000        8,458
 South China Morning Post...................                12,000        7,333
 Sun Hung Kai Properties....................                25,000      204,508
 Swire Pacific Limited......................                20,000      155,200
 Television Broadcasts Limited..............                 3,000       10,689
 Wharf Holdings Limited.....................                39,000      129,882
 Wing Lung Bank.............................                 1,200        6,720
 Winsor Industrial Corp. Limited............                 2,000        1,693
                                                                   ------------
                                                                      1,646,586
                                                                   ------------
JAPAN--41.2%
 Advantest Corp. ...........................                 1,000       51,380
 Ajinomoto Co., Inc. .......................                10,000      111,485
 Alps Electric Co.(b).......................                 3,000       34,608
 Amada Co. .................................                28,000      276,871
 Aoki Corp.(b)..............................                 2,000        8,394
 Aoyama Trading.............................                 1,000       31,991

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

JAPAN (CONTINUED)
 Asahi Bank Limited(c).......................                41,000 $    516,710
 Asahi Breweries.............................                 8,000       94,617
 Asahi Chemical Industries...................                27,000      206,781
 Asahi Glass Co. ............................                33,000      367,903
 Ashikaga Bank...............................                10,000       62,431
 Bank of Tokyo...............................                36,000      631,687
 Bank of Yokohama............................                20,000      163,836
 Banyu Pharmaceutical........................                 2,000       24,624
 Bridgestone Corp. ..........................                16,000      254,382
 Brother Industries Limited..................                 4,000       21,754
 Canon, Inc. ................................                24,000      435,086
 Casio Computer Co. .........................                 1,000        9,791
 Chiba Bank..................................                13,000      117,205
 Chichibu Onada Cement.......................                 7,000       37,391
 Chugai Pharmaceutical Co. ..................                 2,000       19,176
 Citizen Watch Co. Limited...................                19,000      145,513
 Cosmo Oil Co. ..............................                 3,000       16,403
 Credit Saison...............................                 2,000       47,697
 Dai Nippon Co. Limited.(b)..................                26,000      441,098
 Dai Nippon Ink & Chemical...................                 8,000       37,304
 Dai Nippon Screen...........................                 2,000       17,566
 Daicel Chemical Industries..................                13,000       73,978
 Daido Steel Co. Limited.....................                 2,000       10,082
 Daiei Inc. .................................                 9,000      109,062
 Dai-Ichi Kangyo Bank(c).....................                64,000    1,259,501
 Dai-Ichi Pharmaceuticals Co. Limited........                 3,000       42,752
 Daikin Industries...........................                27,000      264,368
 Daikyo(b)...................................                 3,000       22,394
 Daimaru(b)..................................                 2,000       15,511
 Daishowa Paper(b)...........................                 1,000        7,756
 Daito Trust.................................                 1,000       11,827
 Daiwa Bank..................................                20,000      161,896
 Daiwa House Industries......................                14,000      230,727
 Daiwa Kosho Lease Co. Limited...............                 3,000       29,956
 Daiwa Securities............................                24,000      367,613
 Denid Kagaku Kogyo..........................                 3,000       10,906
 Ebara Corp. ................................                 2,000       29,277

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

JAPAN (CONTINUED)
 Eisai Co. .................................                 3,000 $     52,641
 Ezaki Glico Co. ...........................                 2,000       19,350
 Fanuc Co. .................................                 7,000      303,339
 Fuji Bank(c)...............................                56,000    1,237,785
 Fuji Photo Film Limited(c).................                11,000      317,783
 Fujita Corp. ..............................                 3,000       13,553
 Fujita Kanko...............................                 2,000       44,207
 Fujitsu Limited............................                43,000      479,390
 Furukawa Electric..........................                 3,000       14,687
 Gakken Co.(b)..............................                 2,000       13,184
 Gunma Bank.................................                 9,000       96,847
 Gunze Limited(b)...........................                 4,000       24,236
 Hankyu Corp.(b)............................                12,000       65,728
 Hanyu Department Stores....................                 1,000       14,833
 Haseko Corp.(b)............................                 2,000        8,085
 Hazama Corp.(b)............................                 2,000        8,531
 Higo Bank..................................                 3,000       24,139
 Hitachi Limited(c).........................                81,000      816,658
 Hokkaido Bank..............................                 5,000       16,965
 Hokuriku Bank..............................                11,000       68,995
 Honda Motor Co. ...........................                19,000      392,335
 Honshu Paper Co. ..........................                 2,000       12,254
 House Foods Corp.(b).......................                 2,000       36,063
 Hoya Corp. ................................                 1,000       34,415
 Inax Corp. ................................                26,000      247,013
 Industrial Bank of Japan(c)................                47,000    1,426,149
 Isetan Co. ................................                 2,000       32,961
 Ishihara Sangyo Kaisha(b)..................                 2,000        6,495
 Ito Yokado Co.(c)..........................                13,000      801,537
 Itochu Corp. ..............................                26,000      175,178
 Itoham Foods...............................                 3,000       22,685
 Iwantani International Corp.(b)............                 3,000       15,996
 Jaccs......................................                 2,000       20,746
 Japan Air Lines Co.(b).....................                33,000      219,143
 Japan Energy Corp. ........................                 5,000       16,771
 Jeol.......................................                 1,000        8,512
 JGC Corp.(b)...............................                 1,000       10,567

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

JAPAN (CONTINUED)
 Joyo Bank..................................                14,000 $    112,650
 Jusco Co.(b)...............................                 4,000      104,312
 Kajima Corp. ..............................                12,000      118,660
 Kaken Pharmaceutical.......................                 1,000        9,016
 Kandenko Limited...........................                 1,000       12,506
 Kanebo Corp.(b)............................                 9,000       22,335
 Kaneka Corp. ..............................                 3,000       18,933
 Kansai Electric Power(c)...................                20,100      487,146
 Kansai Paint Co. Limited...................                 2,000        9,307
 Kao Corp. .................................                 9,000      111,680
 Katokichi..................................                 1,000       20,843
 Kawasaki Kisen Kaisha(b)...................                11,000       34,977
 Kawasaki Steel Corp........................                39,000      136,110
 Keihin Electric............................                 6,000       36,005
 Keio Teito Electric Railway................                16,000       93,221
 Kikkoman Corp..............................                 3,150       23,208
 Kinden Corp................................                 2,000       34,124
 Kinki Nippon Railway.......................                31,000      234,410
 Kirin Brewery Co...........................                19,000      224,717
 Kobe Steel(b)..............................                30,000       92,775
 Komatsu Limited(c).........................                 9,000       74,162
 Konica Corp................................                 1,000        7,251
 Kubota Corp................................                13,000       83,808
 Kumagai Gumi Co............................                 5,000       20,116
 Kurabo Industries..........................                 5,000       19,147
 Kuraray Co. Limited........................                 8,000       87,638
 Kureha Chemical Industries Co.(b)..........                 2,000        9,404
 Kyocera Corp...............................                 3,000      223,070
 Kyowa Hakko Kogyo..........................                 5,000       47,212
 Lion Corp..................................                 2,000       11,808
 Maeda Road Construction....................                 6,000      111,098
 Makita Corp................................                 2,000       31,992
 Marubeni Corp..............................                28,000      151,738
 Marudai Food Co............................                 2,000       14,348
 Maruha Co.(b)..............................                 4,000       13,533
 Marui Co.(b)...............................                 5,000      104,215
 Matsushita Electric Industries.............                40,000      651,464

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

JAPAN (CONTINUED)
 Meija Milk Products.........................                 4,000 $     23,964
 Meiji Seika Kaisha..........................                 5,000       30,150
 Misawa Homes................................                 1,000        8,803
 Mitsubishi Bank.............................                12,000      282,690
 Mitsubishi Chemical Corp....................                29,000      141,131
 Mitsubishi Corp.............................                29,000      357,045
 Mitsubishi Electric Corp....................                32,000      230,493
 Mitsubishi Estate...........................                24,000      300,139
 Mitsubishi Gas(b)...........................                 3,000       13,524
 Mitsubishi Heavy Industries Limited.........                68,000      542,538
 Mitsubishi Materials........................                21,000      108,917
 Mitsubishi Oil Co...........................                 2,000       17,780
 Mitsubishi Paper............................                34,000      204,687
 Mitsubishi Steel Manufacturing(b)...........                 1,000        5,235
 Mitsubishi Trust and Banking Limited........                24,000      400,186
 Mitsui Engine & Shipbuilding(b).............                 1,000        2,782
 Mitsui Fire & Marine Insurance..............                13,000       92,756
 Mitsui Fudosan Co. .........................                15,000      184,679
 Mitsui Mining and Smelting(b)...............                 9,000       36,122
 Mitsui O.S.K. Lines(b)......................                20,000       64,176
 Mitsui Toatsu Chemical......................                 6,000       24,139
 Mitsui Trust and Banking Co.................                22,000      241,003
 Mitsui & Co. Limited........................                29,000      254,710
 Mitsukoshi Limited(b).......................                 6,000       56,422
 Mochida Pharmaceuticals.....................                 1,000       13,863
 Murata Manufacturing Co.....................                 4,000      147,356
 Nagase & Co.(b).............................                 1,000        8,609
 Nagoya Railroad Co..........................                11,000       55,452
 Nankai Electric Railway.....................                 6,000       40,717
 NEC Corp. ..................................                30,000      366,450
 New Oji Paper...............................                 8,000       72,437
 NGK Insulators..............................                44,000      439,349
 Nichido Fire and Marine Insurance...........                 8,000       64,371
 Nichii Co. Limited..........................                22,000      292,191
 Nichirei Corp...............................                 5,000       32,476
 Nihon Cement Co.............................                 4,000       26,756
 Nintendo Co.................................                 2,600      197,864

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

JAPAN (CONTINUED)
 Nippon Beet Sugar(b)........................                 2,000 $      8,880
 Nippon Communications Systems Corp.(b)......                 1,000       10,567
 Nippon Denso................................                19,000      355,496
 Nippon Express Co...........................                16,000      154,179
 Nippon Fire and Marine Insurance............                11,000       74,647
 Nippon Light Metal..........................                10,000       57,391
 Nippon Meat Packers.........................                16,000      232,666
 Nippon Oil Co. .............................                11,000       69,102
 Nippon Paper Industries.....................                10,000       69,509
 Nippon Seiko Kab Kai........................                 2,000       14,542
 Nippon Shinpan Co. .........................                 5,000       37,808
 Nippon Shokubai Kagaku Kogyo................                 2,000       19,583
 Nippon Steel Corp. .........................               138,000      473,588
 Nippon Suisan(b)............................                 4,000       16,558
 Nippon Yusen Kab Kai........................                22,000      127,752
 Nishimatsu(b)...............................                 2,000       23,460
 Nissan Motor Co. ...........................                46,000      353,634
 Nisshinbo Industries, Inc. .................                 4,000       38,778
 Nissin Food Products Co., Limited(b)........                 2,000       46,921
 NKK Corp.(b)................................                40,000      107,800
 NOF Corp. ..................................                 2,000       10,877
 Nomura Securities...........................                36,000      785,250
 NTN Corp. ..................................                 1,000        6,689
 Obayashi Corp. .............................                 8,000       63,595
 Odakyu Electric Railway.....................                10,000       68,345
 Okamoto Industries..........................                 3,000       19,486
 Okumura(b)..................................                 1,000        9,113
 Olympus Optical Co., Limited................                 1,000        9,694
 Omron Corp. ................................                 3,000       69,218
 Onward Kashiyama(b).........................                 3,000       48,860
 Orient Corp. ...............................                 5,000       28,405
 Orix Corp. .................................                 3,000      123,604
 Osaka Gas Co. ..............................               117,000      404,925
 Penta-Ocean(b)..............................                 2,000       15,511
 Pioneer Electronic..........................                 8,000      146,580
 Q.P. Corp.(b)...............................                 2,000       17,431
 Renown, Inc. ...............................                 5,000       17,402

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

JAPAN (CONTINUED)
 Ricoh Co. ..................................                 5,000 $     54,774
 Rohn Company Limited........................                 2,000      113,037
 Sagami......................................                 4,000       17,334
 Sakura Bank.................................                61,000      774,682
 Sankyo Co. .................................                19,000      427,331
 Sankyo Aluminum.............................                 2,000       10,722
 Sanrio Corp.(b).............................                 1,000       11,536
 Sanwo Shutter Corp. ........................                 2,000       14,522
 Sanyo Electric Corp.........................                32,000      184,582
 Sapporo Corporation.........................                 6,000       55,840
 Secom Co. ..................................                 7,000      487,243
 Sega Enterprises............................                 1,000       55,258
 Seino Transportation........................                10,000      167,714
 Seiyu(b)....................................                 2,000       24,818
 Sekisui Chemical............................                 8,000      117,884
 Sekisui House...............................                54,000      691,016
 Settsu Corp.(b).............................                 1,000        3,151
 Seven-Eleven Japan NPV......................                 8,000      564,605
 Sharp Corp. ................................                18,000      287,924
 Shimizu Corp. ..............................                 9,000       91,612
 Shin-Etsu Chemical Co. .....................                 4,000       82,984
 Shinmaywa Industries........................                16,000      132,154
 Shiongoi & Co. .............................                 3,000       25,273
 Shiseido Co. ...............................                 4,000       47,696
 Shizuoka Bank...............................                14,000      176,438
 Shochiku Co.(b).............................                 1,000       10,955
 Shokusan(b).................................                 1,000        3,665
 Showa Denko KK(b)...........................                10,000       31,410
 Skylark Co. ................................                 2,000       36,839
 Snow Brand Milk(b)..........................                 5,000       31,992
 Sony Corp. .................................                 6,200      372,054
 Sumitomo Bank...............................                63,000    1,337,540
 Sumitomo Chemical...........................                20,000       99,852
 Sumitomo Corp. .............................                20,000      203,582
 Sumitomo Electric Industries................                22,000      264,464
 Sumitomo Forestry...........................                 2,000       30,634
 Sumitomo Marine and Fire Insurance..........                12,000       98,651

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

JAPAN (CONTINUED)
 Sumitomo Metal Industries(b)................                36,000 $    109,235
 Sumitomo Metal Mining.......................                10,000       89,964
 Sumitomo Osaka Cement.......................                 5,000       23,267
 Taisei Corp. ...............................                11,000       73,473
 Taisho Pharmaceutical Co. ..................                 4,000       79,107
 Taiyo Yuden.................................                 2,000       21,522
 Takara(b)...................................                 2,000       22,879
 Takara Shuzo(b).............................                 4,000       38,274
 Takashimaya Co.(b)..........................                 2,000       31,992
 Takeda Chemical Industries..................                32,000      527,376
 Tanabe......................................                 2,000       14,406
 TDK Corp. ..................................                 8,000      408,718
 Teijin Limited..............................                11,000       56,305
 TOA Corp.(b)................................                 1,000        7,368
 Tobu Railway Co. ...........................                12,000       75,151
 Tohoku Electric Power.......................                 8,080      195,045
 Tokai Bank..................................                36,000      502,560
 Tokio Marine and Fire Insurance.............                29,000      379,538
 Tokyo Broadcasting..........................                 3,000       49,442
 Tokyo Dome Corp. ...........................                 3,000       51,477
 Tokyo Electric Power........................                27,200      727,782
 Tokyo Electronics...........................                 3,000      116,333
 Tokyo Gas Co. ..............................                43,000      151,734
 Tokyo Steel Manufacturing Co. Limited.......                20,000      368,388
 Tokyo Style Co.(b)..........................                 2,000       34,318
 Tokyo Tatemono(b)...........................                 4,000       19,001
 Tokyoto Keiba Co. ..........................                 5,000       20,843
 Tokyu Corp. ................................                16,000      113,075
 Tonen Corp. ................................                20,000      292,772
 Toppan Printing Co. ........................                14,000      184,582
 Toray Industries Inc. ......................                90,000      593,298
 Toshiba Corp.(c)............................                88,000      690,166
 Tosoh Corp.(b)..............................                 5,000       24,091
 Tostem Corp. ...............................                 3,000       99,756
 Toto Limited................................                 4,000       55,840
 Toyo Engineering............................                 1,000        6,301
 Toyo Kanetsu KK.............................                 3,000       15,385

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
                Description                                 Shares  (Note 2(a))
                -----------                                 ------  -----------

JAPAN (CONTINUED)
 Toyo Seikan Kaisha..........................                 2,000 $     59,912
 Toyobo Co.(b)...............................                13,000       46,756
 Toyoda Automatic Loom Works Limited.........                 2,000       35,869
 Toyota Motor Corp.(c).......................                77,000    1,634,772
 UBE Industries(b)...........................                 2,000        7,562
 Unitika Limited(b)..........................                 3,000        9,132
 Yamaguchi Bank..............................                 3,000       51,187
 Yamaichi Securities Co. ....................                22,000      171,261
 Yamanouchi Pharmaceutical...................                 4,000       86,087
 Yamato Transport............................                 4,000       47,696
 Yamazaki Baking Co. ........................                 3,000       55,840
 Yasuda Trust and Bank.......................                20,000      118,466
 Yokogawa Bridge Works Corp. ................                 7,000      105,863
 Yokogawa Electric...........................                 4,000       37,847
 77 Bank.....................................                 6,000       55,084
                                                                    ------------
                                                                      43,005,659
                                                                    ------------
SINGAPORE--5.1%
 Amcol Holdings..............................                20,000       55,144
 Chaun Hup Holdings..........................                13,000       11,764
 City Developments...........................                52,000      378,654
 Cycle and Carriage..........................                16,000      159,494
 DBS Land Limited............................                61,000      206,137
 Development Bank Singapore..................                45,000      559,926
 First Capital Corp. ........................                16,000       44,341
 Fraser and Neave Limited....................                16,000      203,610
 Hai Sun Hup Group...........................                29,000       19,476
 Haw Par Brothers International..............                12,000       25,620
 Hotel Properties Limited....................                27,000       41,801
 Inchcape Berhad.............................                11,000       35,306
 Jurong Shipyard.............................                 7,000       53,942
 Keppel Corp. ...............................                34,000      302,869
 Low Keng Huat Limited.......................                 4,000        2,234
 Lum Chang Holdings Limited..................                22,000       18,352
 Metro Holdings..............................                 7,000       27,218
 Natsteel Limited............................                22,000       45,104
 Neptune Orient Lines........................                46,000       51,704
 Overseas Chinese Banking Corp. .............                61,000      763,324

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

SINGAPORE (CONTINUED)
 Overseas Union Enterprises.................                 8,000 $     40,439
 Parkway Holdings Limited...................                19,000       51,581
 Prima Limited..............................                 3,000       11,453
 Robinson and Company.......................                 4,000       16,684
 Shangri-La Hotel...........................                10,000       38,883
 Sia Limited Foreign........................                86,000      802,561
 Singapore Press Holdings...................                22,800      402,979
 Straits Steamship..........................                40,000      135,172
 Straits Trading Co. .......................                20,000       46,942
 United Industrial Corp. ...................                90,000       88,443
 United Overseas Bank.......................                60,600      582,663
 United Overseas Land.......................                33,000       62,756
                                                                   ------------
                                                                      5,286,576
                                                                   ------------
UNITED KINGDOM--13.5%
 Abbey National PLC(b)......................                21,900      216,252
 Anglian Water PLC..........................                 3,000       28,180
 Argos PLC..................................                 2,900       26,835
 Argyll Group...............................                11,000       58,067
 Arjo Wiggins...............................                11,100       28,435
 Associated British FDS.....................                 2,400       13,750
 Barclays PLC(b)............................                26,900      308,643
 Bass(b)....................................                27,900      311,450
 Bat Industries.............................                35,500      312,791
 BBA Group..................................                 3,200       14,383
 Bet Pub Limited............................                48,400       95,435
 BICC PLC...................................                 2,800       11,998
 Blue Circle Industries.....................                 9,900       52,644
 BOC Group..................................                 6,500       90,928
 Boots Co. PLC..............................                 9,300       84,613
 BPB Industries.............................                 6,800       31,884
 British Aerospace..........................                 2,200       27,223
 British Airways............................                13,000       94,056
 British Gas................................               116,800      460,612
 British Land Co.(b)........................                 5,000       29,577
 British Petroleum..........................                61,800      517,173
 British Steel..............................                27,500       69,487

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

UNITED KINGDOM (CONTINUED)
 British Telecom............................               131,700 $    723,850
 BTR PLC....................................                61,600      314,653
 Cable & Wireless...........................                18,900      134,982
 Cadbury Schweppes PLC......................                16,400      135,461
 Carlton Communities PLC(b).................                 2,300       34,496
 Chubb Security(b)..........................                 2,800       13,846
 Coats Viyella..............................                15,600       42,385
 Commercial Union...........................                11,100      108,228
 Courtaulds PLC.............................                 5,500       34,755
 De La Rue PLC(b)...........................                 2,200       22,236
 Delta PLC..................................                 1,200        7,434
 Electrocomponent PLC.......................                 5,800       32,418
 English China Clays........................                 4,200       20,671
 Forte PLC..................................                15,800       81,075
 General Accident...........................                 3,400       34,365
 General Electric...........................                46,000      253,538
 GKN PLC....................................                 4,700       56,845
 Glaxo Holdings PLC.........................                46,900      666,271
 Grand Metropolitan.........................                39,300      283,117
 Great Universe Stores PLC..................                 9,800      104,226
 Guardian Royal Exchange PLC................                 6,600       28,282
 Guinness...................................                43,200      317,922
 Hammerson PLC..............................                 3,900       21,344
 Hanson.....................................                75,200      224,750
 Harrison & Crossfield PLC..................                 9,600       23,847
 Hepworth Ceramic...........................                 3,300       16,344
 HSBC Holdings..............................                43,800      684,117
 IMI PLC....................................                 4,400       22,441
 Imperial Chemical Industries...............                 9,900      117,278
 Kingfisher PLC.............................                 6,500       54,698
 Ladbroke Group PLC(b)......................                19,400       44,125
 Land Securities PLC........................                 6,900       66,099
 Lasmo PLC..................................                74,200      201,601
 Legal and General..........................                 9,700      100,903
 Lloyds TSB Group...........................               180,086      926,867
 London Electricity PLC.....................                 3,300       29,409
 Lonrho PLC(b)..............................                 9,000       24,593

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

UNITED KINGDOM (CONTINUED)
 Lucas Industries PLC.......................                28,300 $     79,529
 Marks & Spencer PLC........................                46,700      326,279
 Metal Box-Caradon(b).......................                 8,200       24,889
 MEPC.......................................                 5,500       33,730
 National Grid Group(b).....................                 2,910        9,013
 National Power.............................                13,000       90,726
 Next PLC...................................                 3,700       26,195
 Northwest Water Group(b)...................                 3,800       36,343
 P & O Stream Nav(b)........................                10,100       74,642
 Pearson PLC................................                 6,500       62,973
 Pilkington Ord PLC.........................                10,800       33,871
 Prudential Corp. ..........................                31,700      204,249
 Rank Organisation PLC......................                11,300       81,757
 Reckitt and Coleman........................                22,600      250,182
 Redland PLC................................                 7,100       42,881
 Reed International.........................                 9,400      143,317
 Reuters Holdings PLC(b)....................                27,800      254,656
 Rexam PLC..................................                 6,800       37,374
 RMC Group..................................                 2,700       41,543
 Rolls Royce................................                39,300      115,322
 Royal Bank of Scotland PLC.................                13,300      121,006
 Royal Insurance PLC........................                24,200      143,528
 RTZ Corp...................................                17,800      258,675
 Rugby......................................                 8,700       14,858
 Sainsbury (J) PLC..........................                17,600      107,390
 Schroders PLC..............................                 3,200       67,966
 Scottish & New Castle PLC(b)...............                 1,000        9,517
 Scottish Power PLC(b)......................                13,600       78,127
 Sears......................................                88,800      143,385
 Sedgwick Group.............................                24,700       46,401
 Seeboard PLC(b)............................                   200        1,633
 Slough Estate PLC..........................                 5,300       18,021
 Smith Industries...........................                 4,100       40,485
 Smithkline Beecham, Class A................                12,900      142,202
 Smithkline Beecham.........................                50,400      549,320
 Southern Electric PLC(b)...................                   200        2,807
 Southern Water PLC.........................                 1,700       18,159

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                      Value
                Description                                Shares  (Note 2(a))
                -----------                                ------  -----------

UNITED KINGDOM (CONTINUED)
 T & N PLC..................................                 4,200 $     10,564
 Tarmac PLC.................................                12,600       20,148
 Tate & Lyle PLC............................                 1,000        7,328
 Taylor Woodrow PLC.........................                 5,200        9,486
 Tesco......................................                77,700      358,290
 Thames Water PLC...........................                22,800      198,944
 Thorn EMI PLC(b)...........................                 7,100      167,226
 TI Group PLC(b)............................                 5,500       39,195
 Trafalgar House PLC(b).....................                12,600        5,428
 Unigate Limited............................                   600        3,829
 Unilever PLC...............................                13,500      277,301
 United Biscuits PLC........................                 1,400        5,564
 Vodafone Group.............................                26,200       93,762
 Williams Holdings..........................                 7,900       40,231
 Willis Corroon PLC.........................                 3,200        7,005
 Wimpey George PLC..........................                 4,900       10,955
 Wolseley...................................                 7,500       52,517
 Zeneca Group...............................                 8,900      172,172
                                                                   ------------
                                                                     14,106,784
                                                                   ------------
TOTAL COMMON STOCKS
  (COST $68,762,442)........................                         74,297,122
                                                                   ------------
PREFERRED STOCKS--0.6%
AUSTRALIA--0.1%
 News Corp., Limited Voting Preferred Voting
   Shares...................................                24,100      112,761
                                                                   ------------
FRANCE--0.0%
 Casino Guich-Perr, Preferred Shares........                    50        1,135
                                                                   ------------
GERMANY--0.5%
 Allianz AG, Preferred Shares Nonvoting.....                   200      393,495
 Kloeckner AG, Preferred Shares Nonvoting...                   500        3,022
 Lufthansa AG, Preferred Shares Nonvoting...                    50        6,550
 Man AG, Preferred Shares Nonvoting.........                    50       10,753
 RWE AG, Preferred Shares Nonvoting.........                   150       41,921

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                                       Value
             Description                                  Shares    (Note 2(a))
             -----------                                  ------    -----------

GERMANY (CONTINUED)
 SAP AG, Preferred Nonvoting...........                       500   $     76,085
 Volkswagon AG, Preferred Shares
   Nonvoting...........................                        50         12,150
                                                                    ------------
                                                                         543,976
                                                                    ------------
TOTAL PREFERRED STOCKS
  (COST $580,168)......................                                  657,872
                                                                    ------------
                                                         Principal
                                                Maturity  Amount
                                          Rate    Date     (000)
                                          ----  -------- ---------
FOREIGN CORPORATE OBLIGATION--12.6%
GERMANY--12.6%
 Bundeslaender Versicher
   (cost $12,896,203)..................   8.63% 2/20/96    18,700**   13,143,650
                                                                    ------------
SHORT-TERM INVESTMENTS--13.4%
U.S. TREASURY BILLS--13.4%
 U.S. Treasury Bill....................  5.61%*  2/8/96     1,000        994,320
 U.S. Treasury Bill....................  5.48%* 2/15/96     2,000      1,986,675
 U.S. Treasury Bill....................  5.54%*  3/7/96     2,500      2,478,150
 U.S. Treasury Bill....................  5.07%* 3/28/96     1,600      1,581,232
 U.S. Treasury Bill(c).................  5.35%*  5/2/96     3,500      3,441,883
 U.S. Treasury Bill....................  5.65%* 7/25/96     1,500      1,457,802
 U.S. Treasury Bill....................  5.61%* 8/22/96     1,150      1,113,305
 U.S. Treasury Bill(c).................  5.61%* 9/19/96     1,000        964,475
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $14,002,418)...................                               14,017,842
                                                                    ------------
TOTAL INVESTMENTS
  (COST $96,241,231)(A)--97.8%.........                              102,116,486
Other assets in excess of liabilities--
  2.2%.................................                                2,272,891
                                                                    ------------
NET ASSETS--100.0%.....................                             $104,389,377
                                                                    ============

-----------
Percentages indicated are based on net assets of $104,389,377.
* Yield at purchase.
** Denominated in local currency.

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................ $ 7,077,639
    Unrealized depreciation........................................  (1,202,384)
                                                                    -----------
    Net unrealized appreciation.................................... $ 5,875,255
                                                                    ===========

(b) Represents non-income producing security.

(c) Securities partially or fully pledged as collateral to cover open futures positions.

                                               Contract  Contract   Unrealized
                                                 Price    Value   (Depreciation)
                                               --------  -------- --------------
FOREIGN CURRENCY INVESTMENTS
CURRENCY PURCHASED:
 German Deutsche Mark......................... $0.698600 $328,907    $ (3,032)
 Japanese Yen(d).............................. $0.960000  504,385     (69,326)
 U.K. Pound Sterling.......................... $1.552600  115,183      (1,442)
                                                         --------    --------
TOTAL FOREIGN CURRENCY INVESTMENTS
  (COST $1,022,275)...........................           $948,475    $(73,800)
                                                         ========    ========

(d) Pledged to cover margin requirements for open futures positions.

FINANCIAL FUTURES
                                                                   UNREALIZED
                                         MARKET VALUE             APPRECIATION
                               NUMBER OF   COVERED               (DEPRECIATION)
                               CONTRACTS BY CONTRACTS EXPIRATION  AT 12/31/95
                               --------- ------------ ---------- --------------
Financial Futures Purchased
  Long:
 British Pound--FTSE(1)......      57    $ 8,134,087  March 1996    $ 54,862
 German Deutsche Marks--
   DAX(1)....................       3        447,415  March 1996      12,404
 Japanese Yen--TOPIX(1)......     120     18,426,486  March 1996     851,509
Financial Futures Sold Short:
 German Deutsche Marks(2)....     130    $11,340,875  March 1996     (71,500)
 Japanese Yen(2)                   69      8,491,312  March 1996     101,775
                                                                    --------
                                                                    $949,050
                                                                    ========

(1) Exchange traded local currency denominated futures contracts.
(2) U.S. Dollar denominated futures contracts.

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                                         Principal
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------

CORPORATE OBLIGATIONS--33.6%
ASSET-BACKED SECURITIES--7.0%
 Advanta Mortgage Loan Trust,
   Series 1994-3, Class A2............... 7.60%  7/25/10  $ 3,915  $  4,045,170
 First Federal Savings & Loan
   Association, Chicago, Mortgage Backed
   Certificates, Series A, Passthrough
   Notes(b).............................. 8.75%   6/1/06        7         7,113
 Green Tree Home Improvement Loan Trust,
   Series 1994-B1, Class A1.............. 7.15%  7/15/14    1,045     1,071,326
 MBNA Master Credit Card Trust,
   Series 1994-C, Class A................ 6.25%  3/15/04    1,655     1,661,206
 Midlantic Auto Grantor Trust,
   Series 1992-1, Class A................ 4.30%  9/15/97      125       124,509
 Olympic Automobiles Receivables Trust,
   Series 1995-D......................... 6.15%  7/15/01    2,300     2,333,781
 People's Bank Credit Card Master Trust,
   Series 1993-1, Class A................ 4.80% 12/15/99    2,480     2,476,352
 Security Pacific Acceptance Corp.,
   Series 1995-1......................... 7.25%  4/10/20    2,000     2,119,118
                                                                   ------------
                                                                     13,838,575
                                                                   ------------
BANKING--11.3%
 AAB, Global Bond, Bank Guaranteed....... 7.25%  5/31/05    2,800     2,998,192
 Chase Manhattan Corp., Subordinate Note. 9.75%  11/1/01    2,500     2,949,827
 Chevy Chase Auto Receivables Trust
   Class A............................... 5.80%  6/15/02    3,000     3,015,687
 First Union Corp., Subordinate Note..... 6.88%  9/15/05    3,000     3,129,951
 Mellon Financial Co., Senior Notes...... 7.63% 11/15/99    2,310     2,449,360
 Midland Bank PLC, Subordinate Notes..... 8.63% 12/15/04    2,230     2,568,289
 Norwest Corp., Medium Term Note......... 7.75%   3/1/02    1,500     1,639,203
 Saloman, Inc. Senior Notes.............. 6.70%  12/1/98    3,700     3,724,901
                                                                   ------------
                                                                     22,475,410
                                                                   ------------
ENTERTAINMENT--3.2%
 News America Holdings................... 8.50%  2/15/05    2,500     2,821,893
 Time Warner Entertainment............... 9.63%   5/1/02    3,000     3,476,898
                                                                   ------------
                                                                      6,298,791
                                                                   ------------
FINANCE--2.2%
 Associates Corp., North America,
   Corporate Notes....................... 6.63%  6/15/05    1,700     1,757,470
 Chemical Master Credit Card Trust,
   Series 1995-3, Class A................ 6.23%  4/15/02    2,500     2,556,748
                                                                   ------------
                                                                      4,314,218
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                         Principal
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------

HEALTH CARE & HOSPITAL MANAGEMENT--2.2%
 Columbia HCA/Health, Medium Term Note... 6.87%  9/15/03  $ 4,250  $  4,421,896
                                                                   ------------
HOTELS AND GAMING--1.4%
 Marriot International, Inc., Senior
   Note.................................. 7.88%  4/15/05    2,500     2,718,953
                                                                   ------------
INDUSTRIAL--3.9%
 ITT Corp., Debentures................... 7.38% 11/15/15    5,000     5,132,450
 TCI Communications, Senior Notes........ 8.00%   8/1/05    2,500     2,672,875
                                                                   ------------
                                                                      7,805,325
                                                                   ------------
RETAIL STORES--1.3%
 Dayton Hudson Credit Card Master Trust,
   Series 1995-1, Class A................ 6.10%  2/25/02    2,500     2,543,247
                                                                   ------------
SUPRANATIONALS--0.6%
 European Investment Bank................ 8.88%   3/1/01    1,000     1,143,335
                                                                   ------------
UTILITIES--0.5%
 West Texas Utilities.................... 6.38%  10/1/05    1,000     1,017,028
                                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (COST $64,213,422).....................                            66,576,778
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--7.5%
 Federal Farm Credit Bank,
   Medium Term Note...................... 7.00%  4/18/97    6,000     6,032,004
 Federal Home Loan Mortgage Corporation,
   Debenture............................. 7.35%  3/22/05    8,000     8,807,624
 Federal Home Loan Mortgage Corporation,
   Pool #555124 ......................... 9.50%  12/1/18        1         1,010
 Government National Mortgage
   Association, Pool #304382............. 8.50%  3/15/23       64        67,206
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $14,201,890).....................                            14,907,844
                                                                   ------------
U.S. GOVERNMENT OBLIGATIONS--47.5%
U.S. TREASURY BOND--0.6%
 U.S. Treasury Bond...................... 8.13%  8/15/19    1,000     1,257,812
                                                                   ------------
U.S. TREASURY NOTES--46.9%
 U.S. Treasury Note...................... 5.88%  5/31/96    2,650     2,657,449
 U.S. Treasury Note...................... 7.88%  1/15/98    2,900     3,048,625
 U.S. Treasury Note...................... 5.38%  5/31/98      375       376,288
 U.S. Treasury Note...................... 5.13%  6/30/98      400       399,125
 U.S. Treasury Note...................... 4.75% 10/31/98   19,000    18,750,625
 U.S. Treasury Note...................... 5.00%  1/31/99      550       546,046
 U.S. Treasury Note...................... 6.88%  8/31/99    1,785     1,875,921
 U.S. Treasury Note...................... 7.13%  9/30/99      165       174,900
 U.S. Treasury Note...................... 7.88% 11/15/99      990     1,076,625

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                         Principal
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------

U.S. TREASURY NOTES (CONTINUED)
 U.S. Treasury Note...................... 7.75% 11/30/99  $ 2,440  $  2,644,350
 U.S. Treasury Note...................... 7.75%  1/31/00   12,100    13,151,187
 U.S. Treasury Note...................... 8.50%  2/15/00      830       925,708
 U.S. Treasury Note...................... 6.88%  3/31/00      800       846,250
 U.S. Treasury Note...................... 6.13%  7/31/00    5,000     5,150,000
 U.S. Treasury Note...................... 8.75%  8/15/00    1,870     2,125,369
 U.S. Treasury Note...................... 7.50% 11/15/01   18,050    19,900,125
 U.S. Treasury Note...................... 7.50%  5/15/02      150       166,500
 U.S. Treasury Note...................... 7.25%  5/15/04    1,500     1,669,217
 U.S. Treasury Note...................... 7.25%  8/15/04    2,365     2,631,063
 U.S. Treasury Note...................... 7.88% 11/15/04    9,700    11,236,829
 U.S. Treasury Note...................... 7.63%  2/15/25    3,000     3,666,558
                                                                   ------------
                                                                     93,018,760
                                                                   ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $90,128,484).....................                            94,276,572
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
  (COST $168,543,796)....................                           175,761,194
                                                                   ------------
SHORT-TERM INVESTMENT--10.5%
REPURCHASE AGREEMENT--10.5%
 Repurchase Agreement with National
   Westminster Bank dated 12/29/95, with
   a maturity value of $20,870,094 (See
   Footnote A)........................... 5.65%   1/2/96   20,857    20,857,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENT (COST
  $20,857,000)...........................                            20,857,000
                                                                   ------------
TOTAL INVESTMENTS--99.1%
  (COST $189,400,796)(A).................                           196,618,194
Other assets in excess of liabilities--
  0.9%...................................                             1,665,477
                                                                   ------------
NET ASSETS--100.0%.......................                          $198,283,671
                                                                   ============

-----------
Percentages indicated are based on net assets of $198,283,671.
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation......................................... $7,224,889
    Unrealized depreciation.........................................     (7,491)
                                                                     ----------
    Net unrealized appreciation..................................... $7,217,398
                                                                     ==========

(b) Illiquid security.
Footnote A: Collateralized by $22,100,000 U.S. Treasury Bill due 9/19/96, with a value of $21,293,129.

                       See Notes to Financial Statements.

PRAIRIE FUNDS
BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                                         Principal
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------

CORPORATE OBLIGATIONS--50.2%
ASSET-BACKED SECURITIES--7.7%
 Advanta Mortgage Loan Trust,
   Series 1994-3, Class A2............... 7.60%  7/25/10  $ 1,625  $  1,679,030
 First U.S.A. Credit Card Master Trust,
   Series 1992-1, Class A................ 5.20%  6/15/98      833       832,116
 Green Tree Financial Corporation,
   Manufactured Housing Senior
   Subordinate Passthrough,
   Series 1995-4, Class A6............... 7.30%  7/15/25    3,000     3,169,227
 Security Pacific Acceptance Corp.
   Manufactured Housing Contract
   Senior Subordinate, Series 1995-1,
   Class A3.............................. 7.25%  4/10/20    2,000     2,119,118
 Standard Credit Card Master Trust I,
   Participation Certificates,
   Series 1994-2, Class A................ 7.25%   4/7/06    1,800     1,945,636
                                                                   ------------
                                                                      9,745,127
                                                                   ------------
BANKING--15.8%
 ABN-AMRO Bank N.V., Chicago Subordinate
   Note.................................. 7.25%  5/31/05    2,000     2,141,566
 Chase Manhattan Corp.,
   Subordinate Note...................... 9.75%  11/1/01    2,000     2,359,862
 Chemical Master Credit Card Trust I,
   Series 1995-3, Asset-Backed CTF, Class
   A..................................... 6.23%  4/15/05    1,000     1,022,699
 Chevy Chase Auto Receivables Trust,
   Series 1995-2 Class A................. 5.80%  6/15/02    2,000     2,010,458
 First Union Corp., Subordinate Note..... 6.88%  9/15/05    2,000     2,086,634
 Interamerican Development Bank,
   Debentures............................ 8.50%  3/15/11    1,800     2,152,114
 Interamerican Development Bank,
   Debentures............................ 7.00%  6/15/25    2,200     2,347,633
 International Bank for Reconstruction
   and Development Debentures............ 9.64%  4/30/99    1,500     1,685,392
 Midland Bank PLC, Subordinate Note...... 8.63% 12/15/04    1,500     1,727,549
 Solomon, Inc., Senior Notes............. 6.70%  12/1/98    2,500     2,516,825
                                                                   ------------
                                                                     20,050,732
                                                                   ------------

                      See Notes to Financial Statements.

PRAIRIE FUNDS
BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                         Principal
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------

BEVERAGE, FOOD AND TOBACCO--0.7%
 Grand Metro Investment Corp.,
   Guaranteed Note....................... 7.13%  9/15/04  $   800  $    854,929
                                                                   ------------
CABLE TV SYSTEMS--3.0%
 Cablevision Industries Corp., Senior
   Debentures............................ 9.25%   4/1/08    3,500     3,797,500
                                                                   ------------
CHEMICALS--1.4%
 Monsanto Co., Debenture................. 8.20%  4/15/25    1,500     1,725,809
                                                                   ------------
ENTERTAINMENT--2.2%
 News America Holdings, Senior Note...... 8.50%  2/15/05    2,500     2,821,893
                                                                   ------------
FINANCE--2.0%
 American Express Co., Debentures........ 8.63%  5/15/22      800       911,707
 Sears Credit Master Trust II,
   Series 1995-3, Class A................ 7.00% 10/15/04    1,600     1,679,742
                                                                   ------------
                                                                      2,591,449
                                                                   ------------
FOREST AND PAPER PRODUCTS--0.7%
 Weyerhaeuser Co., Debentures............ 8.38%  2/15/07      800       943,652
                                                                   ------------
HEALTH CARE & HOSPITAL MANAGEMENT--3.8%
 Coastal Corp. .......................... 7.75% 10/15/35    2,000     2,136,354
 Columbia/HCA Healthcare Corp. .......... 7.58%  9/15/25    2,500     2,723,243
                                                                   ------------
                                                                      4,859,597
                                                                   ------------
HOTELS AND GAMING--1.7%
 Marriott International, Inc., Senior
   Note, Series B........................ 7.88%  4/15/05    2,000     2,175,162
                                                                   ------------
RETAIL STORES--5.8%
 Dayton Hudson Credit Card Master Trust
   Series 95-1, Class A.................. 6.10%  2/25/02    1,500     1,525,948
 Dayton Hudson Corp., Debenture.......... 7.88%  6/15/23    1,800     1,867,500
 Federated Department Stores, Senior
   Notes................................. 8.13% 10/15/02    4,000     4,040,000
                                                                   ------------
                                                                      7,433,448
                                                                   ------------
TELECOMMUNICATIONS--4.6%
 ITT Corp................................ 7.75% 11/15/25    2,000     2,052,980
 TCI Communications, Inc. ............... 8.75%   8/1/15    3,500     3,862,891
                                                                   ------------
                                                                      5,915,871
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                         Principal
                                                Maturity  Amount      Value
              Description                 Rate    Date     (000)   (Note 2(a))
              -----------                 ----  -------- --------- -----------

UTILITIES--0.8%
 West Texas Utilities First Mortgage,
   Series U.............................  6.38%  10/1/05  $ 1,000  $  1,017,028
                                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (COST $60,247,885)....................                             63,932,197
                                                                   ------------
U.S. GOVERNMENT OBLIGATIONS--40.1%
U.S. TREASURY BONDS--8.0%
 U.S. Treasury Bond..................... 10.75%  5/15/03    1,000     1,314,686
 U.S. Treasury Bond..................... 11.13%  8/15/03    3,500     4,702,026
 U.S. Treasury Bond..................... 12.00%  8/15/13    1,760     2,717,000
 U.S. Treasury Bond.....................  9.88% 11/15/15    1,000     1,448,125
                                                                   ------------
                                                                     10,181,837
                                                                   ------------
U.S. TREASURY NOTES--32.1%
 U.S. Treasury Note.....................  5.88%  5/31/96    3,850     3,860,822
 U.S. Treasury Note.....................  4.75%  2/15/97    3,500     3,483,588
 U.S. Treasury Note.....................  7.88%  1/15/98      700       735,875
 U.S. Treasury Note.....................  5.00%  1/31/99    6,450     6,403,631
 U.S. Treasury Note.....................  7.75% 11/30/99    1,500     1,625,625
 U.S. Treasury Note.....................  6.75%  4/30/00    6,200     6,527,428
 U.S. Treasury Note.....................  7.75%  2/15/01    2,000     2,210,000
 U.S. Treasury Note.....................  7.50% 11/15/01    6,000     6,615,000
 U.S. Treasury Note.....................  7.25%  5/15/04    8,500     9,458,894
                                                                   ------------
                                                                     40,920,863
                                                                   ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $48,518,853)....................                             51,102,700
                                                                   ------------
U.S. GOVERNMENT AGENCY
  OBLIGATION--0.1%
Government National Mortgage
  Association, Pool #201299 (cost
  $77,388)..............................  8.50%  2/15/17       77        81,023
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
  (COST $108,844,126)...................                           $115,115,920
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
BOND FUND
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
-------------------------------------------------------------------------------

                                                          Principal
                                                 Maturity  Amount      Value
               Description                 Rate    Date     (000)   (Note 2(a))
               -----------                 ----  -------- --------- -----------

SHORT-TERM INVESTMENT--8.8%
REPURCHASE AGREEMENT--8.8%
 Repurchase agreement with National
   Westminster Bank dated 12/29/95, with a
   maturity value of $11,174,010 (see
   Footnote A)............................ 5.65%  1/2/96   $11,167  $ 11,167,000
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT
  (COST $11,167,000)......................                            11,167,000
                                                                    ------------
TOTAL INVESTMENTS
  (COST $120,011,126)(A)--99.2%...........                           126,282,920
Other assets in excess of liabilities--
  0.8%....................................                             1,025,749
                                                                    ------------
NET ASSETS--100.0%........................                          $127,308,669
                                                                    ============

-----------
Percentages are based on net assets of $127,308,669.
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation......................................... $6,271,794
    Unrealized depreciation.........................................        --
                                                                     ----------
    Net unrealized appreciation..................................... $6,271,794
                                                                     ==========

Footnote A: Collateralized by $11,300,000 U.S. Treasury Note, 5.63%, due
           10/31/97; with a value of $11,480,710.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                                          Principal
                                                 Maturity  Amount      Value
              Description                  Rate    Date    (000)*   (Note 2(a))
              -----------                  ----  -------- --------- -----------

CORPORATE OBLIGATIONS--5.3%
BRITISH POUNDS STERLING--1.3%
 Barclays Bank........................... 10.25% 12/10/97      120  $   197,956
                                                                    -----------
FRENCH FRANCS--1.9%
 Unilever NV.............................  9.88%   9/4/97    1,300      284,768
                                                                    -----------
JAPANESE YEN--2.1%
 Export-Import Bank of Japan.............  4.38%  10/1/03   30,000      319,530
                                                                    -----------
TOTAL CORPORATE OBLIGATIONS
  (COST $456,789)........................                               802,254
                                                                    -----------
FOREIGN GOVERNMENT
  OBLIGATIONS--50.0%
BELGIUM FRANCS--3.6%
 Belgium Government, Series 19...........  6.50%  3/31/05   16,000      536,496
                                                                    -----------
BRITISH POUNDS STERLING--3.0%
 United Kingdom Exchequer................ 12.25%  3/26/99      250      451,346
                                                                    -----------
CANADIAN DOLLARS--3.7%
 Canadian Government.....................  9.75%  10/1/97      200      156,206
 Canadian Government..................... 10.75%  3/15/98      500      402,832
                                                                    -----------
                                                                        559,038
                                                                    -----------
DANISH KRONE--2.6%
 Kingdom of Denmark......................  9.00% 11/15/98    2,000      393,120
                                                                    -----------
FINLAND--2.3%
 Republic of Finland.....................  6.00%  1/29/02   30,000      346,800
                                                                    -----------
FRENCH FRANCS--5.4%
 France O.A.T............................  8.50%  6/25/97    2,800      599,348
 France O.A.T............................  5.50%  4/25/04    1,100      210,265
                                                                    -----------
                                                                        809,613
                                                                    -----------
GERMAN DEUTSCHEMARKS--9.2%
 Austria Republic........................  6.00%   4/1/98      600      435,555
 Bundesrepublic..........................  9.00% 10/20/00      600      488,375
 Deutsche Bundespost.....................  7.50%   8/2/04      600      453,497
                                                                    -----------
                                                                      1,377,427
                                                                    -----------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                                    Principal
                                           Maturity   Amount         Value
         Description              Rate       Date     (000)*      (Note 2(a))
         -----------              ----     -------- ---------     -----------

ITALIAN LIRA--6.1%
 Italy Government..............   8.50%      1/1/99 15,000,000    $   910,500
                                                                  -----------
JAPANESE YEN--5.6%
 Japan Development Bank........   6.50%     9/20/01     35,000        414,155
 Japan Government Bank, Series
   175.........................   4.50%    12/20/04     40,000        430,240
                                                                  -----------
                                                                      844,395
                                                                  -----------
NETHERLAND GUILDERS--5.0%
 Netherland Government.........   5.75%     1/15/04      1,200        744,109
                                                                  -----------
SPANISH PESETAS--3.5%
 Spanish Government............   8.00%     5/30/04     70,000        523,040
                                                                  -----------
TOTAL FOREIGN GOVERNMENT
  OBLIGATIONS
  (COST $7,387,364)............                                     7,495,884
                                                                  -----------
SUPRANATIONAL OBLIGATIONS--13.4%
GERMAN DEUTSCHEMARKS--3.1%
 European Investment Bank......   7.50%     11/4/02        600        457,982
                                                                  -----------
JAPANESE YEN--10.3%
 Asian Development Bank........   5.00%      2/5/03     40,000        441,080
 Council of Europe.............   6.88%      3/5/01     30,000        356,250
 IBRD..........................   5.25%     3/20/02     30,000        337,890
 Interamerican Development
   Bank........................   7.25%     5/15/00     35,000        415,625
                                                                  -----------
                                                                    1,550,845
                                                                  -----------
TOTAL SUPRANATIONAL OBLIGATIONS
  (COST $2,035,096)............                                     2,008,827
                                                                  -----------
SHORT-TERM INVESTMENT--32.1%
U.S. TREASURY BILL--32.1%
 U.S. Treasury Bill............    5.18%**   1/4/96      4,815(b)   4,812,922
                                                                  -----------
TOTAL SHORT-TERM INVESTMENT
  (COST $4,812,922)............                                     4,812,922
                                                                  -----------
TOTAL INVESTMENTS
  (COST $14,692,171)(A)--
  100.8%.......................                                    15,119,887
Liabilities in excess of
  assets--(0.8%)...............                                      (124,599)
                                                                  -----------
TOTAL NET ASSETS--100.0%.......                                   $14,995,288
                                                                  ===========

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

-----------
Percentages indicated are based on net assets of $14,995,288.
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................... $427,716
    Unrealized depreciation...........................................      --
                                                                       --------
    Net unrealized appreciation....................................... $427,716
                                                                       ========

(b) Denominated in U.S. dollars.

FORWARD FOREIGN CURRENCY CONTRACT
                                 Principal               Market
                                 Amount in               Value
                                   Local                in U.S.    Unrealized
                                 Currency    Proceeds   Dollars   Appreciation
                                 ---------   --------   -------   ------------
 Japanese Yen, expiring 2/10/96 300,000,000 $3,036,130 $2,928,038   $108,092
                                                                    ========

 * Numbers are presented in local currency unless otherwise indicated. ** Yield at purchase.

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                               Ratings
                              Moody's/                   Principal
                                 S&P            Maturity  Amount      Value
    Description              (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------              -----------  ----  -------- --------- -----------

MUNICIPAL BONDS--98.9%
ALASKA--0.7%
 Alaska Student Loan Corp.,
   Student Loan Revenue,
   State Assisted, Series A
   (A.M.T.).................       A/A    5.50%  7/1/04   $ 1,000  $  1,007,940
 North Slope Boro Refunding,
   Series G (FSA Insured)...   Aaa/AAA    8.35% 6/30/98     1,500     1,650,360
                                                                   ------------
                                                                      2,658,300
                                                                   ------------
ARIZONA--1.3%
 Maricopa County University
   School District No. 41,
   Series C, Collateralized
   by U.S. Government
   Securities (Pre-refunded
   at 100 on 7/1/04)(FGIC
   Insured).................   Aaa/AAA    6.10%  7/1/14     2,000     2,219,600
 Pima County Refunding,
   Series A.................     Aa/A+    5.00%  7/1/02     3,000     3,103,440
                                                                   ------------
                                                                      5,323,040
                                                                   ------------
CALIFORNIA--12.5%
 California Health
   Facilities Financing
   Authority Revenue
   Refunding, Catholic
   Health Facilities
   Insured, Series B (AMBAC
   Insured).................   Aaa/AAA    4.50%  7/1/02     2,500     2,506,275
 California Health
   Facilities Financing, St.
   Joseph's Health Systems,
   Collateralized by U.S.
   Government Securities
   (Pre-refunded at 102 on
   7/1/99)..................    NR/AA-    6.90%  7/1/14     6,750     7,490,137

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                               Ratings
                              Moody's/                   Principal
                                 S&P            Maturity  Amount      Value
    Description              (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------              -----------  ----  -------- --------- -----------

CALIFORNIA (CONTINUED)
 Central Valley Financing
   Authority,
   Califcogeneration Project
   Revenue, Carson Ice
   Generation Project.......   NR/BBB-    5.50%  7/1/01   $   975  $    993,515
 Central Valley Financing
   Authority,
   Califcogeneration Project
   Revenue, Carson Ice
   Generation Project.......   NR/BBB-    5.40%  7/1/00     2,550     2,598,909
 Fresno Health Facilities
   Revenue, Holy Cross
   Health Systems Corp.
   (MBIA Insured)...........    A1/AA-    5.10% 12/1/03     1,570     1,626,834
 Fresno Health Facilities
   Revenue, Holy Cross
   Health Systems Corp.
   (MBIA Insured)...........    A1/AA-    5.10% 12/1/03       635       657,987
 Fresno Health Facilities
   Revenue, Holy Cross
   Health Systems Corp.
   (MBIA Insured)...........    A1/AA-    5.00% 12/1/02     1,500     1,548,900
 Los Angeles Wastewater
   Systems Revenue, Series A
   (MBIA Insured)...........   Aaa/AAA    8.50%  6/1/00     1,360     1,592,519
 MSR Public Power Agency
   California, San Juan
   Project
   Revenue Refunding, Series F
   (AMBAC Insured)..........   Aaa/AAA    5.55%  7/1/02     1,615     1,721,429
 Northern California Power
   Agency, Public Power
   Refunding, Geothermal
   Project #3, Series A.....   Aaa/AAA    5.85%  7/1/10     4,625     4,983,946
 Northern California Power
   Agency, Public Power
   Refunding, Series B-1,
   Collateralized by U.S.
   Government Securities
   (Pre-refunded at 100 on
   7/1/98)..................    NR/AAA    8.00%  7/1/24     3,000     3,291,660

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                               Ratings
                              Moody's/                   Principal
                                 S&P            Maturity  Amount      Value
    Description              (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------              -----------  ----  -------- --------- -----------

CALIFORNIA (CONTINUED)
 Sacramento Cogeneration
   Authority Revenue,
   Procter & Gamble Project.   NR/BBB-    5.90%   7/1/02  $ 1,000  $  1,027,670
 Sacramento Cogeneration
   Authority Revenue,
   Procter & Gamble Project.   NR/BBB-    5.80%   7/1/01    1,300     1,333,800
 Sacramento Cogeneration
   Authority Revenue,
   Procter & Gamble Project.   NR/BBB-    5.60%   7/1/99    3,300     3,373,557
 South Coast Air Quality
   Management District
   Building Corp.,
   California Revenue
   Institutional Sale,
   Series B, (Pre-refunded
   at 102 on 8/1/99)........   Aaa/AAA    7.13%   8/1/14    3,650     4,092,270
 University of California
   Revenue Refunding,
   Multiple Purpose Projects
   (MBIA Insured)...........   Aaa/AAA    6.20%   9/1/01    6,675     7,312,129
 University of California
   Revenue Refunding,
   Multiple Purpose
   Projects, Series B (MBIA
   Insured).................   Aaa/AAA    4.90%   9/1/08    3,140     3,064,514
                                                                   ------------
                                                                     49,216,051
                                                                   ------------
COLORADO--8.3%
 Adams County Single Family
   Mortgage Revenue, Series
   A, Collateralized by U.S.
   Government Securities....   Aaa/AAA    8.88%   8/1/03    1,230     1,579,037
 Denver City and County
   Airport, Series A
   (A.M.T.).................    Baa/BB    7.40% 11/15/04      200       224,006
 Denver City and County
   Airport, Series A........   Aaa/AAA    8.50% 11/15/07    2,000     2,344,740
 Denver City and County
   Airport, Series A........      B/BB    8.00% 11/15/17    4,215     4,505,624
 Denver City and County
   Airport, Series A........     NR/NR    8.00% 11/15/25    1,360     1,542,158

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                               Ratings
                              Moody's/                   Principal
                                 S&P            Maturity  Amount      Value
    Description              (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------              -----------  ----  -------- --------- -----------

COLORADO (CONTINUED)
 Denver City and County
   Airport, Series B
   (A.M.T.).................     NR/NR    7.25% 11/15/05  $ 2,000  $  2,195,120
 Denver City and County
   Airport, Series C........      B/BB    6.55% 11/15/03    1,145     1,219,425
 Denver City and County
   Airport, Series D........      B/BB    7.30% 11/15/00    2,900     3,171,556
 Denver City & County Water
   Refunding................     Aa/AA    7.00%  10/1/99    8,665     9,548,137
 Denver Metropolitan Major
   League Baseball Stadium,
   Colorado Revenue
   Refunding, Sales Tax,
   Baseball Stadium Project
   (FGIC Insured)...........   Aaa/AAA    4.60%  10/1/05    2,000     1,982,040
 Poudre Valley Hospital
   District Revenue,
   Collateralized by U.S.
   Government Securities,
   (Pre-refunded at 101 on
   12/1/01) (AMBAC Insured).   Aaa/AAA    6.63%  12/1/01    3,750     4,243,163
                                                                   ------------
                                                                     32,555,006
                                                                   ------------
DISTRICT OF COLUMBIA--4.9%
 District of Columbia,
   Series A, Collateralized
   by U.S. Government
   Securities (Pre-refunded
   at 102 on 6/1/00)........   Aaa/AAA    7.25%   6/1/05    1,125     1,283,299
 District of Columbia
   Hospital Revenue,
   Washington Hospital
   Center Corp. Issue,
   Series A, Collateralized
   by U.S. Government
   Securities (Pre-refunded
   at 102 on 1/1/01)........    NR/BBB    8.75%   1/1/15    2,750     3,330,608

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                    Ratings
                                   Moody's/                   Principal
                                      S&P            Maturity  Amount      Value
    Description                   (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------                   -----------  ----  -------- --------- -----------

DISTRICT OF COLUMBIA (CONTINUED)
 District of Columbia Refunding,
   Series A-1 (MBIA Insured)....    Aaa/AAA    4.75%  6/1/03   $ 2,960  $  2,950,735
 District of Columbia Refunding,
   Series A-1 (MBIA Insured)....    Aaa/AAA    4.65%  6/1/02     1,500     1,494,180
 District of Columbia Refunding,
   Series B-1 (AMBAC Insured)...    Aaa/AAA    5.10%  6/1/03     3,000     3,055,530
 District of Columbia Refunding,
   Series B-1 (AMBAC Insured)...    Aaa/AAA    5.40%  6/1/06     4,850     4,966,303
 District of Columbia Refunding,
   Series B-3 (MBIA Insured)....    Aaa/AAA    5.20%  6/1/04     2,000     2,040,920
                                                                        ------------
                                                                          19,121,575
                                                                        ------------
FLORIDA--3.6%
 Florida State Board of
   Education Capital Outlay
   Refunding, Series A,
   Collateralized by U.S.
   Government Securities (Pre-
   refunded at 102 on 6/1/00)...    Aaa/AAA    7.25%  6/1/23     4,620     5,282,185
 Orlando Utilities Commission
   Water & Electric Revenue,
   Series A.....................      Aa/AA    5.25% 10/1/23     7,500     7,343,775
 Orlando Utilities Commission
   Water & Electric Revenue,
   Series D.....................     Aa/AA-    5.00% 10/1/23     1,500     1,431,705
                                                                        ------------
                                                                          14,057,665
                                                                        ------------
GEORGIA--6.0%
 Georgia State,
   General Obligation...........    Aaa/AA+    7.25%  9/1/04     9,440    11,310,253

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                               Ratings
                              Moody's/                   Principal
                                 S&P            Maturity  Amount      Value
    Description              (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------              -----------  ----  -------- --------- -----------

GEORGIA (CONTINUED)
 Georgia State,
   General Obligation.......   Aaa/AA+    7.25%  9/1/05  $ 10,130  $ 12,235,014
                                                                   ------------
                                                                     23,545,267
                                                                   ------------
HAWAII--2.5%
 Hawaii State Department of
   Budget & Finance Special
   Purpose Mortgage Revenue,
   Kapiolani Healthcare
   System...................       A/A    5.60%  7/1/02     2,065     2,130,770
 Hawaii State Refunding,
   Series C.................     Aa/AA    4.25%  7/1/99     7,500     7,549,800
                                                                   ------------
                                                                      9,680,570
                                                                   ------------
ILLINOIS--12.2%
 Chicago Metropolitan Water
   Reclamation District.....     Aa/AA    5.00% 12/1/02     4,500     4,671,720
 Chicago Public Community
   Building Revenue, Series
   A (MBIA Insured).........   Aaa/AAA    4.90% 12/1/01     3,000     3,087,600
 Illinois Health Facilities
   Authority Revenue
   Refunding, Illinois
   Masonic Medical Center...      A/A-    5.20% 10/1/03       750       753,743
 Illinois Health Facilities
   Authority Revenue
   Refunding, Illinois
   Masonic Medical Center...      A/A-    5.10% 10/1/02     1,180     1,185,263
 Illinois Health Facilities
   Authority Revenue
   Refunding, Illinois
   Masonic Medical Center...      A/A-    5.00% 10/1/01     1,120     1,124,357
 Illinois Health Facilities
   Authority Revenue
   Refunding, Illinois
   Masonic Medical Center...      A/A-    4.90% 10/1/00       825       827,714

                       See Notes to Financial Statements.

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INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                  Principal
                              S&P           Maturity  Amount      Value
    Description           (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------           ----------- ----  -------- --------- -----------
ILLINOIS (CONTINUED)
 Illinois Health
   Facilities Authority
   Revenue Refunding &
   Improvement, Swedish
   Covenant,
   Series A..............   Baa1/A-   6.10%  8/1/08   $ 1,000  $  1,033,280
 Illinois State Sales Tax
   Revenue, Series S.....    A1/AAA   4.85% 6/15/06    11,300    11,276,722
 Illinios State Toll
   Highway Authority,
   Toll Highway Priority
   Revenue, Series A.....      A1/A   3.50%  1/1/05     4,000     3,630,240
 Illinois Health
   Facilities Authority
   Revenue Refunding,
   Illinois Memorial
   Hospital..............  VMIG1/NR   5.60%  1/1/16     1,930     1,930,000
 Metropolitan Pier &
   Exposition Authority,
   Illinois Dedicated
   State Tax Revenue.....      A/A+   6.40%  6/1/03    10,495    11,636,226
 Metropolitan Pier &
   Exposition Authority,
   Illinois Dedicated
   State Tax Revenue.....      A/A+   6.50%  6/1/05     2,960     3,336,482
 Regional Transportation
   Authority, Series A
   (AMBAC Insured).......   Aaa/AAA   8.00%  6/1/03     2,785     3,357,067
                                                               ------------
                                                                 47,850,414
                                                               ------------
IOWA--0.8%
 Iowa Student Loan
   Liquidity Corp.
   Student Loan Revenue,
   Series A..............    Aa1/NR   6.00%  3/1/98     3,000     3,104,850
                                                               ------------
INDIANA--3.1%
 Indiana Bond Bank,
   Special Program,
   Series A-2............      A/NR   4.75% 11/1/02       375       374,760
 Indiana Bond Bank,
   Special Program,
   Series A-2............      A/NR   4.65% 11/1/01       375       374,599
 Indiana Bond Bank
   Revenue Guarantee,
   State Revolving Fund
   Program, Series A.....      NR/A   5.80%  2/1/02       500       527,185

                       See Notes to Financial Statements.

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INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                Ratings
                               Moody's/                  Principal
                                  S&P           Maturity  Amount      Value
    Description               (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------               ----------- ----  -------- --------- -----------
INDIANA (CONTINUED)
 Indiana Bond Bank Revenue
   Guarantee, State Revolving
   Fund Program, Series A....      NR/A   5.60%  2/1/05   $  700   $    727,230
 Indiana Health Facility,
   Funding Authority Revenue,
   Capital Access Designated
   Pool......................  VMIG1/NR   5.60% 12/1/10    1,000      1,000,000
 Indiana State Office
   Community Building Capital
   Complex Revenue Refunding,
   State Office Building II
   Facilities, Series D......     A1/A+   6.50%  7/1/99    3,000      3,187,590
 Indianapolis Economic
   Development Water
   Facilities Revenue
   Refunding, Indianapolis
   Water Co. Project.........     A1/A+   5.20%  5/1/01    5,810      5,948,162
                                                                   ------------
                                                                     12,139,526
                                                                   ------------
MASSACHUSETTS--3.9%
 Massachusetts Bay
   Transportation Authority,
   General Transportation
   Systems, Series A,
   Collateralized by U.S.
   Government Securities
   (Pre-refunded at 102 on
   3/1/01)...................    Aaa/A+   7.00%  3/1/22    3,500      4,000,500
 Massachusetts Municipal
   Wholesale Electric Company
   Supply System Revenue,
   Series B..................   Aaa/AAA   4.50%  7/1/04    4,215      4,163,703
 Massachusetts State General
   Obligation, Series B......      A/A+   9.25%  7/1/00    2,000      2,400,240
 Massachusetts State
   Refunding, Series A.......     A1/A+   6.25%  7/1/02    4,500      4,949,190
                                                                   ------------
                                                                     15,513,633
                                                                   ------------

                       See Notes to Financial Statements.

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INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                Ratings
                               Moody's/                  Principal
                                  S&P           Maturity  Amount      Value
    Description               (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------               ----------- ----  -------- --------- -----------
NEVADA--3.4 %
 Clark County General
   Obligation................     A1/A+   7.00%   9/1/00  $ 6,705  $  7,482,914
 Las Vegas Refunding.........      A1/A   6.40%  10/1/03    2,250     2,488,680
 Nevada State Municipal Bond
   Bank Project No. R-5,
   Series A..................     Aa/AA   6.00%   5/1/02    1,000     1,083,500
 Nevada State Municipal Bond
   Bank Project No. R-5,
   Series A..................     Aa/AA   4.50%  11/1/02    1,020     1,026,212
 Nevada State Refunding,
   Series C..................     Aa/AA   5.90%   4/1/01    1,000     1,074,230
                                                                   ------------
                                                                     13,155,536
                                                                   ------------
NEW YORK--8.9%
 New York City, General
   Obligation, Series F......   Aaa/AAA   3.00% 11/15/00    3,000     2,857,260
 New York City Municipal
   Water Financing Authority
   Water & Sewer Systems
   Revenue, Series C,
   Collateralized by U.S.
   Government Securities
   (Pre-refunded at 101.5 on
   6/15/01) (FGIC Insured)...   Aaa/AAA   7.00%  6/15/16    3,805     4,369,548
 New York State Local
   Assistance Corp., Series
   A, Collateralized by U.S.
   Government Securities
   (Pre-refunded at 102 on
   4/1/01)...................   Aaa/AAA   7.25%   4/1/18    2,000     2,319,020
 New York State Local
   Assistance Corp., Series
   B, Collateralized by U.S.
   Government Securities
   (Pre-refunded at 102 on
   4/1/01)...................   Aaa/AAA   7.50%   4/1/20    4,255     4,983,456

                       See Notes to Financial Statements.

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INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                Ratings
                               Moody's/                  Principal
                                  S&P           Maturity  Amount      Value
    Description               (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------               ----------- ----  -------- --------- -----------
NEW YORK (CONTINUED)
 New York State Local
   Assistance Corp., Series
   C, Collateralized by U.S.
   Government Securities
   (Pre-refunded at 102 on
   4/1/01)...................   Aaa/AAA   7.00%  4/1/21   $   825  $    946,960
 New York State Throughway
   Authority, Highway &
   Bridge Traffic Fund,
   Series A..................      A/A-   6.00%  4/1/99    17,025    17,736,645
 Triborough Bridge & Tunnel
   Authority, New York
   Revenue, Series R,
   Collateralized by U.S.
   Government Securities
   (Pre-refunded at 100 on
   1/1/00)...................   Aaa/AAA   6.00%  1/1/20     1,500     1,604,865
                                                                   ------------
                                                                     34,817,754
                                                                   ------------
NORTH CAROLINA--0.8%
 North Carolina Municipal
   Power Agency No. 1,
   Catawba Electric Revenue,
   (MBIA Insured)............   Aaa/AAA   7.25%  1/1/07     2,500     2,989,300
                                                                   ------------
PENNSYLVANIA--10.7%
 Geisinger Authority Health
   Systems, Series A.........     NR/NR   5.50%  7/1/03     2,895     3,063,489
 Pennsylvania
   Intergovernmental
   Cooperative Authority,
   Special Tax Revenue, City
   of Philadelphia Funding
   Program Collateralized by
   U.S. Government Securities
   (Pre-refunded at 100 on
   6/15/02)..................   Aaa/AAA   6.80% 6/15/22     9,375    10,662,094
 Pennsylvania
   Intergovernmental
   Cooperative Authority,
   Special Tax Revenue, City
   of Philadelphia Funding
   Program (FGIC Insured)....   Aaa/AAA   6.00% 6/15/00     7,000     7,497,280

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                Ratings
                               Moody's/                  Principal
                                  S&P           Maturity  Amount      Value
    Description               (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------               ----------- ----  -------- --------- -----------
PENNSYLVANIA (CONTINUED)
 Philadelphia Gas Works
   Revenue, Fourteenth
   Series....................   Aaa/AAA   7.00%  7/1/02   $12,090  $ 13,759,992
 Philadelphia Gas Works
   Revenue, Fifteenth Series
   (FSA Insured).............   Aaa/AAA   4.90%  8/1/02     1,350     1,378,903
 Pittsburgh Water & Sewer
   Authority, Water & Sewer
   System Revenue, Series A,
   (Pre-refunded at 102 on
   9/1/01)...................   Aaa/AAA   6.50%  9/1/14     5,000     5,642,850
                                                                   ------------
                                                                     42,004,608
                                                                   ------------
SOUTH CAROLINA--1.3%
 South Carolina State Public
   SVC Authority Revenue,
   Series A..................     A1/A+   5.00%  7/1/01     5,000     5,137,900
                                                                   ------------
TENNESSEE--1.3%
 Chattanooga-Hamilton County,
   Hospital Authority
   Hospital Revenue, Enlanger
   Medical Center............   Aaa/AAA   5.63% 10/1/09     5,000     5,274,550
                                                                   ------------
TEXAS--1.2%
 Dallas Independent School
   District, Collateralized
   by U.S. Government
   Securities................    Aa/AAA   8.70%  8/1/00     1,000     1,188,280
 Humble Independent School
   District Refunding
   (PSFG Insured)............   Aaa/AAA   6.00% 2/15/04     2,035     2,203,132
 Texas State Public Financing
   Authority, Series A.......     Aa/AA   8.00% 10/1/99     1,000     1,134,560
                                                                   ------------
                                                                      4,525,972
                                                                   ------------
VIRGINIA--1.7%
 Fairfax County Refunding,
   Series A..................   Aaa/AAA   5.80%  6/1/02     5,250     5,373,060
 Virginia Beach Public
   Improvement, Series A.....     Aa/AA   6.85%  5/1/99     1,100     1,187,384
                                                                   ------------
                                                                      6,560,444
                                                                   ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                           Ratings
                          Moody's/                  Principal
                             S&P           Maturity  Amount      Value
    Description          (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------          ----------- ----  -------- --------- -----------
WASHINGTON--2.3%
 King County General
   Obligation, Series A.   Aa1/AA+   9.00% 12/1/99   $ 1,200  $  1,407,888
 Snohomish County Public
   Utilities District
   No. 001, Electric
   Revenue Generation
   System,
   Series B (A.M.T.)....     A1/A+   5.15%  1/1/03     1,280     1,299,533
 Washington State Health
   Care Facility
   Authority Revenue,
   Fred Hutchinson
   Cancer...............  VMIG1/NR   6.00%  1/1/18       450       450,000
 Washington State Health
   Care Facility
   Authority Revenue,
   Fred Hutchinson
   Cancer...............  VMIG1/NR   6.00%  1/1/18     1,335     1,335,000
 Washington State Public
   Power Supply Systems,
   Nuclear Project No. 1
   Revenue, Series A,
   Collateralized by
   U.S. Government
   Securities (Pre-
   refunded at 102 on
   7/1/99) (MBIA
   Insured).............   Aaa/AAA   7.50%  7/1/15     1,420     1,603,279
 Washington State Public
   Power Supply Systems,
   Nuclear Project No. 2
   Revenue, Series B
   (MBIA Insured).......   Aaa/AAA   5.10%  7/1/04     2,800     2,844,408
                                                              ------------
                                                                 8,940,108
                                                              ------------
WEST VIRGINIA--1.7%
 Pleasants County
   Pollution Control
   Revenue Refunding,
   Monongahela Power
   Co., Series B........     A1/NR   6.88%  4/1/98     6,105     6,502,558
                                                              ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                           Ratings
                          Moody's/                  Principal
                             S&P           Maturity  Amount      Value
    Description          (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------          ----------- ----  -------- --------- -----------
WISCONSIN--5.8%
 Wisconsin Health
   Facility Authority
   Revenue, Franciscan
   Health Care.......... VMIG1/A-1+  5.50%  1/1/16   $   235  $    235,000
 Wisconsin State General
   Obligation, Series B.      Aa/AA  7.00%  5/1/01     3,950     4,454,652
 Wisconsin State General
   Obligation, Series B.      Aa/AA  7.00%  5/1/02     4,155     4,750,328
 Wisconsin State General
   Obligation, Series B.      Aa/AA  7.00%  5/1/03     4,625     5,345,205
 Wisconsin State General
   Obligation, Series 2.      Aa/AA  5.13% 11/1/08     3,000     3,039,270
 Wisconsin State
   Refunding, Series 3..      Aa/AA  4.25% 11/1/99     4,895     4,924,908
                                                              ------------
                                                                22,749,363
                                                              ------------
TOTAL INVESTMENTS
  (COST
  $370,618,759)(A)--
  98.9%.................                                       387,423,990
Other assets in excess
  of liabilities--1.1%..                                         4,446,727
                                                              ------------
NET ASSETS--100.0%......                                      $391,870,717
                                                              ============

-----------
Percentages indicated are based on net assets of $391,870,717.
(a) Represents cost for federal income tax and financial reporting purposes and differs from the value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................ $16,805,231
    Unrealized depreciation........................................         --
                                                                    -----------
    Net unrealized appreciation.................................... $16,805,231
                                                                    ===========

AMBAC--American Municipal Bond Assurance Corporation.
A.M.T.--Subject to Alternative Minimum Tax.
FGIC--Financial Guaranty Insurance Company.
FSA--Financial Security Assurance.
MBIA--Municipal Bond Insurance Association.
NR--No rating available.
PSFG--Permanent School Fund Guaranty.

                       See Notes to Financial Statements.

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MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                  Principal
                              S&P           Maturity  Amount      Value
    Description           (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------           ----------- ----  -------- --------- -----------
MUNICIPAL BONDS--98.9%
ALASKA--0.3%
 Alaska Student Loan
   Corp., Student Loan
   Revenue State
   Assisted, Series A
   (AMBAC Insured),
   (A.M.T.)..............    Aaa/AAA  6.13%  7/1/05   $  800   $    832,792
                                                               ------------
ARIZONA--1.1%
 Maricopa County School
   District No. 028,
   Kyrene Elementary,
   Series B
   (FGIC Insured)........    Aaa/AAA  6.00%  7/1/14    2,500      2,631,675
                                                               ------------
CALIFORNIA--15.9%
 Central Valley Financing
   Authority,
   Califogeneration
   Project Revenue,
   Carson Ice Generation
   Project...............  Bbb-/BBB-  6.00%  7/1/09    5,600      5,699,344
 Cupertino Certificates
   of Participation, Open
   Space Acquisition
   Project,
   Collateralized by U.S.
   Government Securities
   (Pre-refunded at 102
   on 4/1/01)............      NR/NR  7.13%  4/1/16    2,675      3,064,186
 Fresno Health Facilities
   Revenue, Holy Cross
   Health System Corp.
   (MBIA Insured)........      A1/AA  5.25% 12/1/05    1,850      1,922,446
 Los Angeles Wastewater
   Systems Revenue,
   Series D,
   Collateralized by U.S.
   Government Securities
   (Pre-refunded at 102
   on 12/1/00) (MBIA
   Insured)..............    Aaa/AAA  6.70% 12/1/21   10,000     11,316,500
 Northern California
   Power Agency, Public
   Power Revenue
   Refunding, Geothermal
   Project No. 3, Series
   A.....................    Aaa/AAA  5.60%  7/1/06    3,500      3,728,620

                       See Notes to Financial Statements.

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MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                           Ratings
                          Moody's/                  Principal
                             S&P           Maturity  Amount      Value
    Description          (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------          ----------- ----  -------- --------- -----------
CALIFORNIA (CONTINUED)
 Northern California
   Power Agency, Public
   Power Revenue
   Refunding, Geothermal
   Project No. 3, Series
   A....................   Aaa/AAA   5.65%   7/1/07  $ 4,800  $  5,115,936
 Northern California
   Power Agency, Public
   Power Revenue
   Refunding, Geothermal
   Project No. 3, Series
   A....................     NR/NR   5.80%   7/1/09    4,000     4,309,440
 Sacramento Cogeneration
   Authority Revenue,
   Procter & Gamble
   Project..............   NR/BBB-   7.00%   7/1/05    1,500     1,666,005
 Sacramento Cogeneration
   Authority Revenue,
   Procter & Gamble
   Project..............   NR/BBB-   6.20%   7/1/06    2,500     2,567,950
                                                              ------------
                                                                39,390,427
                                                              ------------
COLORADO--12.2%
 Denver City and County
   Airport Revenue,
   Series A (A.M.T.)....    Baa/BB   8.50% 11/15/23    2,500     2,865,025
 Denver City and County
   Airport Revenue,
   Series A (A.M.T.)....    Baa/BB   8.00% 11/15/25    2,295     2,576,229
 Denver City and County
   Airport Revenue,
   Series B (A.M.T.)....    Baa/BB   7.25% 11/15/05    3,000     3,292,680
 Denver City and County
   Airport Revenue,
   Series C (A.M.T.)....    Baa/BB   6.50% 11/15/06    2,000     2,100,160
 Denver City and County
   Airport Revenue,
   Series C (A.M.T.)....    Baa/BB   6.13% 11/15/25    9,355     9,373,242
 Denver City and County
   Airport Revenue,
   Series D (A.M.T.)....    Baa/BB   7.75% 11/15/13    6,925     8,332,160

                       See Notes to Financial Statements.

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MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                  Principal
                              S&P           Maturity  Amount      Value
    Description           (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------           ----------- ----  -------- --------- -----------
COLORADO (CONTINUED)
 Denver Metropolitan
   Major League Baseball
   Stadium District
   Revenue Refunding,
   Sales Tax, Baseball
   Stadium Project
   (FGIC Insured)........   Aaa/AAA   4.50% 10/1/04   $ 1,600  $  1,593,600
                                                               ------------
                                                                 30,133,096
                                                               ------------
FLORIDA--3.7%
 Broward County
   Educational Facilities
   Authority Revenue,
   Nova Southeastern
   University Project
   (Connie Lee Insured)..    NR/AAA   5.70%  4/1/05     1,440     1,523,678
 Florida State Board,
   Education Capacity
   Outlay, General
   Obligation, Series D..     Aa/AA   5.13%  6/1/18     5,800     5,663,758
 Orlando Florida
   Utilities Commision
   Water & Electric
   Revenue, Series D.....    Aa/AA-   5.00% 10/1/23     2,000     1,908,940
                                                               ------------
                                                                  9,096,376
                                                               ------------
GEORGIA--12.7%
 Fulton County School
   District, General
   Obligation............     Aa/AA   6.38%  5/1/10     5,000     5,716,650
 Georgia State General
   Obligation............   Aaa/AA+   7.10%  9/1/09     8,500    10,358,185
 Georgia State General
   Obligation............   Aaa/AA+   6.75%  9/1/11    10,000    11,956,500
 Georgia State General
   Obligation, Series F..   Aaa/AA+   6.50% 12/1/05     3,060     3,530,750
                                                               ------------
                                                                 31,562,085
                                                               ------------
ILLINOIS--11.0%
 Chicago Airport Revenue
   Refunding, 2nd Lien,
   O'Hare International
   Airport, Series C
   (MBIA Insured)........   Aaa/AAA   5.75%  1/1/09     2,490     2,665,769

                       See Notes to Financial Statements.

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MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                  Principal
                              S&P           Maturity  Amount      Value
    Description           (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------           ----------- ----  -------- --------- -----------
ILLINOIS (CONTINUED)
 Cook County Community
   College, District No.
   508 Lease, Series C
   (MBIA Insured)........    Aaa/NR   7.70%  12/1/04  $ 5,000  $  6,090,800
 Cook County, General
   Obligation, Series B..   Aaa/AAA   5.50% 11/15/22    2,535     2,511,982
 Illinois Health
   Facilities Authority
   Revenue Refunding, Bro
   Menn Healthcare (SPA--
   Bankers Trust
   Co.)(FGIC Insured)....   Aaa/AAA   6.00%  8/15/05    1,000     1,087,560
 Illinois Health
   Facilities Authority
   Revenue Refunding &
   Improvement, Swedish
   Covenant,
   Series A..............   Baa1/A-   6.10%   8/1/08    2,600     2,686,528
 Illinois Health
   Facilities Authority
   Revenue Refunding &
   Improvement, Swedish
   Covenant,
   Series A..............   Baa1/A-   6.30%   8/1/13    2,375     2,446,298
 Illinois State Sales Tax
   Revenue Refunding,
   Series Q..............    A1/AAA   5.75%  6/15/06    5,000     5,376,300
 Winnebago & Boone
   Counties School
   District No. 205 (CGIC
   Insured)..............   Aaa/AAA   7.35%   2/1/04    3,600     4,280,976
                                                               ------------
                                                                 27,146,213
                                                               ------------
INDIANA--3.5%
 Indiana State Office
   Building Commission,
   Correctional
   Facilities Revenue,
   Series A..............   Aaa/AAA   5.50%   7/1/20    5,000     5,002,100
 Indiana Transmission
   Financing Authority
   Highway Revenue,
   Series A..............     A1/A+   6.80%  12/1/16    1,200     1,411,512

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                  Principal
                              S&P           Maturity  Amount      Value
    Description           (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------           ----------- ----- -------- --------- ------------
INDIANA (CONTINUED)
 Indiana University
   Revenue, Series K.....    Aa/AA-   6.50%  8/1/05   $ 1,935  $  2,197,289
                                                               ------------
                                                                  8,610,901
                                                               ------------
MASSACHUSETTS--12.4%
 Massachusetts Municipal
   Electric Co., Power
   Supply Systems
   Revenue, Series B.....    A/BBB+   6.63%  7/1/03     4,535     5,060,516
 Massachusetts State
   Refunding, Series A...     A1/A+   6.25%  7/1/02    12,000    13,197,840
 Massachusetts State
   Refunding, Series B...     A1/A+   5.30% 11/1/05     2,300     2,395,611
 Massachusetts State
   Refunding, Series B...     A1/A+   5.40% 11/1/06     1,730     1,813,075
 New England Educational
   Loan Marketing Corp.,
   Massachusetts Student
   Loan Revenue
   Refunding,
   Series G..............     A1/A-   5.20%  8/1/02     8,000     8,160,480
                                                               ------------
                                                                 30,627,522
                                                               ------------
MISSOURI--1.6%
 Sikeston Electric
   Revenue Refunding
   (MBIA Insured)........   Aaa/AAA   6.00%  6/1/05     3,710     4,069,165
                                                               ------------
NEVADA--1.9%
 Clark County Industrial
   Development Revenue
   Refunding, Nevada
   Power Co. Project,
   Series C (AMBAC
   Insured)..............   Aaa/AAA   7.20% 10/1/22     4,115     4,711,387
                                                               ------------
NEW YORK--0.8%
 New York City General
   Obligation, Sub Series
   A-9...................     A1/A+   5.10%  8/1/18     2,000     2,000,000
                                                               ------------
OHIO--2.0%
 Columbus School
   District, 144A*.......     NR/NR   9.39%  5/1/97       688       702,076

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                           Ratings
                          Moody's/                  Principal
                             S&P           Maturity  Amount      Value
    Description          (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------          ----------- ----- -------- --------- ------------
OHIO (CONTINUED)
 Ohio State Highway,
   Series T.............    Aa/AAA   4.80% 5/15/02   $ 1,600  $  1,644,592
 Ohio State Public
   Facilities
   Commission, Higher
   Education Capital
   Facilities, Series II
   A
   (AMBAC Insured)......   Aaa/AAA   4.30% 12/1/08     2,890     2,676,920
                                                              ------------
                                                                 5,023,588
                                                              ------------
OKLAHOMA--1.5%
 Oklahoma State
   Industrial Authority
   Revenue Refunding,
   Health Facilities,
   Sisters of Mercy,
   Series A.............     Aa/AA   5.20%  6/1/05     3,600     3,719,016
                                                              ------------
PENNSYLVANIA--0.5%
 Philadelphia Gas Works
   Revenue, Fifteenth
   Series, (FSA
   Insured).............   Aaa/AAA   5.13%  8/1/05     1,220     1,248,255
                                                              ------------
RHODE ISLAND--2.1%
 Rhode Island Depositors
   Economic Protection
   Corp., Series A (FSA
   and MBIA Insured)....   Aaa/AAA   6.30%  8/1/05     4,640     5,182,880
                                                              ------------
TENNESSEE--5.0%
 Knox County Health,
   Educational & Housing
   Facilities Board,
   Hospital Facilities
   Revenue Refunding,
   Fort Sanders Alliance
   (MBIA Insured).......   Aaa/AAA   7.25%  1/1/08     8,900    10,731,709
 Knox County Health,
   Educational & Housing
   Facilities Board,
   Hospital Facilities
   Revenue Refunding,
   Fort Sanders Alliance
   (MBIA Insured).......   Aaa/AAA   7.25%  1/1/09     1,360     1,649,299
                                                              ------------
                                                                12,381,008
                                                              ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                           Ratings
                          Moody's/                  Principal
                             S&P           Maturity  Amount      Value
    Description          (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------          ----------- ----- -------- --------- ------------
TEXAS--5.9%
 Texas City Industrial
   Development Corp.,
   Marine Terminal
   Revenue Refunding,
   Arco Pipe Line Co.
   Project..............     A1/A    7.38% 10/1/20   $ 4,650  $  5,791,436
 Texas State College
   Student Loan
   (A.M.T.).............    Aa/AA    6.50%  8/1/07     4,000     4,362,360
 Texas State Public
   Finance Authority,
   Series A.............    Aa/AA    8.00% 10/1/99     3,930     4,458,821
                                                              ------------
                                                                14,612,617
                                                              ------------
WASHINGTON--2.8%
 Chelan County Public
   Utilities District
   No. 001, Revenue,
   Series E.............    A1/A+    5.70%  7/1/08     2,150     2,199,257
 Washington State Public
   Power Supply System
   Nuclear Project No. 2
   Revenue, Series C....   NR/AAA    7.63%  7/1/10     4,000     4,673,720
                                                              ------------
                                                                 6,872,977
                                                              ------------
WISCONSIN--1.7%
 Wisconsin State General
   Obligation, Series B.    Aa/AA    5.50%  5/1/09     4,160     4,290,083
                                                              ------------
WYOMING--0.3%
 Wyoming Community
   Development
   Authority, Single
   Family, Series D
   (FHA/VA Mortgage
   Insured).............    Aa/AA    7.60%  6/1/17       800       856,440
                                                              ------------
TOTAL INVESTMENTS
  (COST
  $231,324,230)(A)--
  98.9%.................                                       244,998,503
Other assets in excess
  of liabilities--1.1%..                                         2,824,647
                                                              ------------
NET ASSETS--100.0%......                                      $247,823,150
                                                              ============

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
-------------------------------------------------------------------------------

-----------
Percentages indicated are based on net assets of $247,823,150.
 * Securities exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a) Represents cost for federal income tax and financial reporting purposes and differs from the value by net unrealized appreciation of the securities as follows:

    Unrealized appreciation......................................... $13,674,273
    Unrealized depreciation.........................................         --
                                                                     -----------
    Net unrealized appreciation..................................... $13,674,273
                                                                     ===========

AMBAC--American Municipal Bond Assurance Corporation.
A.M.T.--Subject to Alternative Minimum Tax.
CGIC--Capital Guaranty Insurance Corporation.
FGIC--Financial Guaranty Insurance Company.
FHA/VA--Federal Housing Association/Veterans Administration.
FSA--Financial Security Assurance.
MBIA--Municipal Bond Insurance Association.
NR--No rating available.
SPA--Standby Purchase Agreement.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                                         Principal  Amortized
                                                Maturity  Amount      Cost
    Description                           Rate    Date     (000)   (Note 2(a))
    -----------                          ------ -------- --------- -----------
U.S. GOVERNMENT OBLIGATIONS--82.5%
U.S. TREASURY BILLS--82.5%
 U.S. Treasury Bill..................... 5.35%* 1/11/96   $10,000  $ 9,985,194
 U.S. Treasury Bill..................... 5.32%* 1/18/96     5,000    4,987,451
 U.S. Treasury Bill..................... 5.34%* 1/25/96    10,000    9,964,400
 U.S. Treasury Bill..................... 5.32%* 2/15/96     7,500    7,450,125
 U.S. Treasury Bill..................... 5.30%*  3/7/96     7,500    7,427,194
 U.S. Treasury Bill..................... 4.82%* 3/14/96     7,500    7,426,696
                                                                   -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $47,241,060)....................                            47,241,060
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (COST $47,241,060)....................                            47,241,060
                                                                   -----------
REPURCHASE AGREEMENTS--17.8%
 Repurchase agreement with National
   Westminster, dated 12/29/95, with a
   maturity value of $10,206,403 (see
   Footnote A)..........................  5.65%  1/2/96    10,200   10,200,000
                                                                   -----------
TOTAL INVESTMENTS
  (COST $57,441,060)(A)--100.3%.........                            57,441,060
Liabilities in excess of other assets--
  (0.3%)................................                              (177,000)
                                                                   -----------
NET ASSETS--100.0%......................                           $57,264,060
                                                                   ===========

-----------
Percentages indicated are based on net assets of $57,264,060.
(a) Cost for federal income tax and financial reporting purposes are the same.
 *  Yield at purchase.
Footnote A: Collateralized by $10,100,000 U.S. Treasury Note, due 03/31/97;
          with a value of $10,474,323.

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                                 Ratings
                                Moody's/                  Principal  Amortized
                                   S&P           Maturity  Amount       Cost
    Description                (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------                ----------- ----  -------- --------- -----------
BANKERS ACCEPTANCES--4.9%
 Bank of Tokyo...............    P-1/A-1   5.81%  1/8/96   $ 5,000  $  4,994,351
 Dai-Ichi Kangyo.............    P-1/A-1   5.81% 2/15/96     5,000     4,963,688
                                                                    ------------
TOTAL BANKERS ACCEPTANCES
  (COST $9,958,039)..........                                          9,958,039
                                                                    ------------
CERTIFICATES OF DEPOSIT--39.7%
U.S. BRANCHES OF FOREIGN
  BANKS--39.7%
 ABN Amro....................   P-1/A-1+   5.78%  2/1/96     7,000     7,000,494
 Bank of Montreal............   P-1/A-1+   5.78% 1/17/96     5,000     5,000,060
 Banque Nationale de Paris...    P-1/A-1   5.75%  2/5/96     7,000     7,000,251
 Canadian Imperial Bank of
   Commerce..................   P-1/A-1+   5.60% 3/12/96     7,000     7,000,000
 Commerz Bank AG.............   P-1/A-1+   5.77% 1/17/96     5,000     5,000,044
 Fuji Bank, Ltd. ............    P-1/A-1   6.09% 1/18/96     7,000     7,000,099
 Industrial Bank of Japan....    P-1/A-1   5.82% 1/17/96     5,000     4,999,747
 Mitsubishi Bank, Ltd. ......   P-1/A-1+   5.86%  3/6/96     7,000     7,000,849
 National Westminster Bank...   P-1/A-1+   5.78% 1/16/96     5,000     5,000,054
 Rabobank....................   P-1/A-1+   5.75% 1/22/96     5,000     5,000,029
 Sanwa Bank, Ltd. ...........   P-1/A-1+   6.03% 1/17/96     7,000     6,999,953
 Societe Generale............    P-1/A-1   5.77%  2/2/96     7,000     7,000,392
 Sumitomo Bank...............    P-1/A-1   6.06% 1/18/96     7,000     7,000,066
                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $81,002,038).........                                         81,002,038
                                                                    ------------
COMMERCIAL PAPER--43.7%
DOMESTIC--34.4%
 AT&T........................   P-1/A-1+   5.54% 3/19/96     7,000     6,915,977
 Barclays Funding............   P-1/A-1+   5.67% 1/19/96     7,500     7,478,737
 Ciesco L.P. ................   P-1/A-1+   5.70% 1/19/96     7,500     7,478,625
 Corporate Asset
   Funding Co., Inc. ........   P-1/A-1+   5.65%  2/9/96     7,000     6,957,154
 Exxon Imperial..............   P-1/A-1+   5.62% 1/16/96     6,000     5,985,950
 Ford Motor Credit...........    P-1/A-1   5.63% 2/13/96     7,500     7,449,565
 Goldman Sachs...............   P-1/A-1+   5.55%  4/2/96     7,000     6,900,717
 Morgan Stanley & Co. .......   P-1/A-1+   6.00%  1/3/96     7,000     6,997,667
 Nestle Capital..............   P-1/A-1+   5.73% 1/12/96     7,000     6,987,744
 Philip Morris...............    P-1/A-1   5.72% 1/19/96     7,000     6,979,980
                                                                    ------------
                                                                      70,132,116
                                                                    ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MONEY MARKET FUND
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
-------------------------------------------------------------------------------

                                Ratings
                               Moody's/                  Principal  Amortized
                                  S&P           Maturity  Amount       Cost
    Description               (Unaudited) Rate    Date     (000)   (Note 2(a))
    -----------               ----------- ----  -------- --------- -----------
FOREIGN--9.3%
 Bayerische Vereinsbank.....   P-1/A-1+   5.73%  1/8/96   $ 7,000  $  6,992,201
 Dresdner Finance...........   P-1/A-1+   5.69%  1/3/96     5,000     4,998,419
 Deutsche Bank..............   P-1/A-1+   5.74% 1/12/96     7,000     6,987,723
                                                                   ------------
                                                                     18,978,343
                                                                   ------------
TOTAL COMMERCIAL PAPER
  (AMORTIZED COST
  $89,110,459)..............                                         89,110,459
                                                                   ------------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS--0.0%
Small Business
  Administration,
  Pool #500870V*............      NR/NR   7.63% 4/25/96         6         5,887
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS
  (AMORTIZED COST $5,887)...                                              5,887
                                                                   ------------
TOTAL INVESTMENTS IN
  SECURITIES (AMORTIZED COST
  $180,076,423).............                                        180,076,423
                                                                   ------------
REPURCHASE AGREEMENTS--12.3%
 Repurchase agreement with
   Daiwa Securities, dated
   12/29/95, with a maturity
   value of $15,009,166 (see
   Footnote A)..............      NR/NR   5.50%  1/2/96    15,000    15,000,000
 Repurchase agreement with
   National Westminster
   Bank, dated 12/29/95,
   with a maturity value of
   $10,106,431 (see
   Footnote B)..............      NR/NR   5.65%  1/2/96    10,100    10,100,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (AMORTIZED COST
  $25,100,000)..............                                         25,100,000
                                                                   ------------
TOTAL INVESTMENTS
  (AMORTIZED COST
  $205,176,423)(A)--100.6%..                                        205,176,423
Liabilities in excess of
  other assets--(0.6%)......                                         (1,117,205)
                                                                   ------------
NET ASSETS--100.0%..........                                       $204,059,218
                                                                   ============

-----------
Percentages indicated are based on net assets of $204,059,218.
(a) Cost for federal income tax and financial reporting purposes are the same.
NR--No rating available.
 * Variable rate security. Interest rate stated is as of December 31, 1995. Maturity date reflects the later of the next rate change or the next put date.
Footnote A: Collateralized by $14,800,000 U.S. Treasury Note, 5.88%, due
          07/31/97; with a value of $15,313,017.
Footnote B: Collateralized by $10,000,000 U.S. Treasury Note, 6.63%, due
          03/31/97; with a value of $10,287,625.

                      See Notes to Financial Statements.

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MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                   Principal  Amortized
                              S&P            Maturity  Amount       Cost
    Description           (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------           -----------  ----  -------- --------- -----------
ALASKA--3.3%
 City of Valdez, Marine
   Terminal Revenue, CP,
   Refunding, ARCO
   Transportation
   Project, Series A.....  VMIG1/A-1   3.50%  2/5/96   $ 3,500  $  3,500,000
 City of Valdez, Marine
   Terminal Revenue, CP,
   Refunding, ARCO
   Transportation
   Project, Series A,
   1994 A................  VMIG1/A-1   3.55%  1/5/96     4,000     4,000,000
                                                                ------------
                                                                   7,500,000
                                                                ------------
ALABAMA--2.6%
 Phenix City Alabama
   (A.M.T.)(LC
   ABN Amro).............     P-1/NR   3.55%  2/7/96     6,000     6,000,000
                                                                ------------
CALIFORNIA--4.2%
 Southeast Resource
   Recovery Facility,
   Authority of
   California Lease
   Revision, VRDN, Series
   A, (LC Industrial Bank
   of Japan Ltd).........  VMIG1/A-1  5.15%* 12/1/18     9,500     9,500,000
                                                                ------------
COLORADO--4.4%
 Burke County
   (LC Credit Swisse).... VMIG1/A-1+   3.40%  3/7/96     5,000     5,000,000
 Colorado Student
   Obligation Bond
   Authority, VRDN,
   Student Loan Revenue,
   Series 1990A (A.M.T.)
   (LC Student Loan
   Marketing
   Association)..........   VMIG1/NR  5.20%*  9/1/24     5,000     5,000,000
                                                                ------------
                                                                  10,000,000
                                                                ------------
FLORIDA--8.4%
 Florida Municipal Power
   (LC First Union)......    P-1/A-1   3.50%  2/8/96     7,500     7,500,000
 West Orange Hospital
   (LC Rabobank).........   VMIG1/NR   3.75%  1/3/96     5,600     5,600,000
 West Orange Hospital
   (LC Rabobank).........   VMIG1/NR   3.80% 1/11/96     6,000     6,000,000
                                                                ------------
                                                                  19,100,000
                                                                ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                   Principal  Amortized
                              S&P            Maturity  Amount       Cost
    Description           (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------           -----------  ----  -------- --------- -----------
GEORGIA--3.2%
 Georgia Municipal Gas
   (LC Wachovia Bank)....      A1+/NR  3.80%  2/5/96   $ 5,000  $  5,000,000
 Thomaston--Upson County,
   Industrial Development
   Authority, Yamaha
   Music Manufacturing,
   (A.M.T.) (LC Bank of
   Tokyo Ltd.)...........      NR/A-1 5.80%*  8/1/18     2,300     2,300,000
                                                                ------------
                                                                   7,300,000
                                                                ------------
IOWA--2.6%
 Iowa School Corps.,
   Warrant Certificates,
   Iowa School Cash
   Anticipation Program,
   Series A
   (CGIC Insured)........ VMIG1/SP-1+  4.75% 6/28/96     6,000     6,025,412
                                                                ------------
ILLINOIS--2.7%
 Southwestern Illinois
   Development Authority,
   Environmental Impact
   Revenue, Shell Oil Co.
   Wood River Project,
   (A.M.T.)..............   VMIG1/AAA  6.15% 10/1/25     6,175     6,175,000
                                                                ------------
INDIANA--1.6%
 Seymour Economic
   Development Authority
   Revenue, Kobelco Metal
   Powder Project
   (A.M.T.) (LC
   Industrial Bank of
   Japan, Limited).......      NR/A-1  5.80% 12/1/97     3,700     3,700,000
                                                                ------------
KENTUCKY--4.8%
 Bowling Green,
   Industrial Building
   Revenue, VRDN, Bando
   Manufacturing America
   Project (A.M.T.) (LC
   Industrial Bank of
   Japan, New York)......      NR/A-1 5.80%* 12/1/07     2,655     2,655,000

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                   Principal  Amortized
                              S&P            Maturity  Amount       Cost
    Description           (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------           -----------  ----  -------- --------- -----------
KENTUCKY (CONTINUED)
 Bowling Green,
   Industrial Building
   Revenue, VRDN, Twin
   Faste Inc. Project
   (A.M.T.) (LC
   Industrial Bank of
   Japan)................     NR/A-1  5.80%*  3/1/08   $ 2,400  $  2,400,000
 Henderson County, Solid
   Waste Disposal
   Revenue, VRDN, Hudson
   Foods Inc. Project
   (A.M.T.)
   (LC Rabobank
   Netherland)...........   VMIG1/NR  5.10%*  3/1/15     2,000     2,000,000
 Kentucky Higher
   Education Student Loan
   Corp., Insured Student
   Loan, Series E,
   (A.M.T.) (LC Sumitomo
   Bank, Chicago)........  VMIG1/A-1   5.60% 12/1/11     4,000     4,000,000
                                                                ------------
                                                                  11,055,000
                                                                ------------
LOUISIANA--5.3%
 New Orleans Exhibition
   Hall Authority, Series
   B, (A.M.T.) (LC Sanwa
   Bank Ltd.)............  VMIG1/A-1   5.50%  7/1/18     5,000     5,000,000
 State of Louisiana
   (LC Credit Locale).... VMIG1/A-1+   3.80%  1/3/96     7,000     7,000,000
                                                                ------------
                                                                  12,000,000
                                                                ------------
MISSOURI--3.4%
 Missouri Higher
   Education Loan
   Authority, VRDN,
   Series A (A.M.T.) (LC
   National Westminster
   Place)................   VMIG1/NR  5.25%*  6/1/17     3,000     3,000,000
 Burlington G&E VRDN.....   P-1/A-1+  3.65%* 3/11/96     4,800     4,800,000
                                                                ------------
                                                                   7,800,000
                                                                ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                   Principal  Amortized
                              S&P            Maturity  Amount       Cost
    Description           (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------           -----------  ----  -------- --------- -----------
NEW HAMPSHIRE--4.4%
 New Hampshire Business
   Finance Authority,
   Pollution Control
   Revenue Refunding,
   Public Service Co. of
   New Hampshire Project,
   VRDN, Series 1992D,
   (A.M.T.) (LC Barclays
   Bank PLC)............. VMIG1/A-1+  5.15%*  5/1/21  $ 10,000  $ 10,000,000
                                                                ------------
NEVADA--4.8%
 Clark County Industrial
   Development Revenue,
   Nevada Power Co.
   Project, Series A,
   (A.M.T.) (LC Bank
   Barcia Place).........    NR/A-1+   5.35% 10/1/30     8,000     8,000,000
 Washoe County Nevada (LC
   Union Bank of
   Switzerland)..........   P-1/A-1+   4.00% 1/22/96     3,000     3,000,000
                                                                ------------
                                                                  11,000,000
                                                                ------------
NEW YORK--11.4%
 New York City General
   Obligation, Series F-6
   (LC Noeinchukin)...... VMIG1/A-1+   5.50% 2/15/18     4,200     4,200,000
 New York City Housing
   Development Corp.
   Mortgage Revenue,
   Multifamily 400 West
   59th-A-2 (A.M.T.)
   (LC Bayerische
   Hypotheken)...........     NR/A-1   5.00%  9/1/30     9,000     9,000,000
 New York State Energy
   Research & Development
   Authority, Pollution
   Control Revenue, New
   York Electric & Gas--D
   (LC Union Bank of
   Switzerland).......... VMIG1/A-1+   5.30% 10/1/29     6,000     6,000,000

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                   Principal  Amortized
                              S&P            Maturity  Amount       Cost
    Description           (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------           -----------  ----  -------- --------- -----------
NEW YORK (CONTINUED)
 New York State Energy
   Research & Development
   Authority, Pollution
   Control Revenue,
   Niagara Power Corp.
   Project--B, (A.M.T.)
   (LC Morgan Guaranty
   New York).............    NR/A-1+   5.60%  7/1/27   $ 2,000  $  2,000,000
 St. Lawrence County
   Industrial Development
   Agency, Environmental
   Impact Revenue
   Reynolds Metals Co.
   Project, (A.M.T.) (LC
   Royal Bank of Canada). VMIG1/A-1+   5.00%  5/1/25     4,900     4,900,000
                                                                ------------
                                                                  26,100,000
                                                                ------------
OREGON--1.8%
 State of Oregon General
   Obligation, VRDN,
   Veterans' Welfare
   Bond, Series 1973F,
   (LC Mitsubishi Bank
   Ltd.).................  VMIG1/A-1  5.15%* 12/1/17     4,000     4,000,000
                                                                ------------
PENNSYLVANIA--6.4%
 Allegheny County
   Pennsylvania (LC
   Norinchukin)..........   P-1/A-1+   3.70%  2/2/96     3,700     3,700,000
 Carbon County
   Pennsylvania (A.M.T.)
   (LC NatWest)..........   P-1/A-1+   3.45%  3/6/96     7,000     7,000,000
 Montgomery County (LC
   Deutsche Bank)........   P-1/A-1+   3.80%  2/7/96     3,800     3,800,000
                                                                ------------
                                                                  14,500,000
                                                                ------------
RHODE ISLAND--1.3%
 Providence Off Street
   Public Parking
   Facility Revenue,
   VRDN, Wash Street
   Garage Corp. Project,
   (A.M.T.) (LC Morgan
   Guaranty Trust).......    NR/A-1+  5.10%* 12/1/22     3,000     3,000,000
                                                                ------------

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                            Ratings
                           Moody's/                   Principal  Amortized
                              S&P            Maturity  Amount       Cost
    Description           (Unaudited)  Rate    Date     (000)   (Note 2(a))
    -----------           -----------  ----  -------- --------- -----------
SOUTH CAROLINA--3.0%
 South Carolina Jobs,
   Economic Development
   Authority, VRDN,
   Hospital Facilities
   Revenue, Baptist
   Healthcare System (LC
   Credit Local de
   France)............... VMIG1/A-1+  5.05%*  8/1/17   $ 7,000  $  7,000,000
                                                                ------------
TENNESSEE--2.8%
 Memphis Shelby County
   (A.M.T.) (LC Canadian
   Imperial Bank of
   Commerce).............   P-1/A-1+   3.70% 2/22/96     6,405     6,405,000
                                                                ------------
TEXAS--9.9%
 Brazos Higher Education
   Authority, Student
   Loan Revenue, VRDN,
   Series B-1 (A.M.T.)
   (LC
   Student Loan Marketing
   Assoc.) ..............   VMIG1/NR  5.20%*  6/1/23     6,000     6,000,000
 Brazos River Texas
   (A.M.T.) (LC Canadian
   Imperial Bank of
   Commerce)............. VMIG1/A-1+   3.95% 1/18/96     3,000     3,000,000
 Gulf Coast Industrial
   Development Authority,
   Texas Solid Waste
   Disposal Revenue,
   Citgo Petroleum Corp.
   Project (A.M.T.)
   (LC NationsBank of
   Texas)................   VMIG1/NR   6.15%  5/1/25     2,700     2,700,000
 Milam County Industrial
   Development Corp.,
   Pollution Control
   Revenue Refunding,
   Aluminum Co. of
   America Project (LC
   Credit Suisse)........   VMIG1/NR   4.60%  3/1/01     5,000     5,000,000

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1995
-------------------------------------------------------------------------------

                            Ratings
                           Moody's/                    Principal  Amortized
                              S&P             Maturity  Amount       Cost
    Description           (Unaudited)  Rate     Date     (000)   (Note 2(a))
    -----------           -----------  ----   -------- --------- -----------
TEXAS (CONTINUED)
 Panhandle Plains Higher
   Education Authority
   Revenue, VRDN,
   Student Loan Revenue,
   Series A, (A.M.T.)
   (LC Student Loan
   Marketing
   Association).........    VMIG1/NR  5.20%*   6/1/21   $ 6,000  $  6,000,000
                                                                 ------------
                                                                   22,700,000
                                                                 ------------
UTAH--2.4%
 Emery County (LC Credit
   Suisse)..............    P-1/A-1+    3.90% 1/10/96     5,500     5,500,000
                                                                 ------------
WEST VIRGINIA--2.6%
 West Virginia Public
   Energy (A.M.T.) (LC
   Swiss Bank)..........    P-1/A-1+    3.70% 2/22/96     6,000     6,000,000
                                                                 ------------
WYOMING--2.4%
 Sweetwater City,
   Wyoming (A.M.T.) (LC
   West Deutsche
   LandesBank)..........  VMIG1/A-1+    3.70%  2/1/96     5,400     5,400,000
                                                                 ------------
TOTAL INVESTMENTS--99.7%
  (COST
  $227,760,412)(A)......                                          227,760,412
Other assets in excess
  of liabilities--0.3%..                                              750,866
                                                                 ------------
NET ASSETS--100.0%......                                         $228,511,278
                                                                 ============

-----------
Percentages indicated are based on net assets of $228,511,278.
(a) Cost for federal income tax and financial reporting purposes are the same.
A.M.T.--Subject to Alternative Minimum Tax.
CGIC--Capital Guaranty Insurance Corporation.
CP--Commercial Paper.
LC--Letter of Credit.
NR--No rating available.
VRDN--Variable Rate Demand Note.
 * Variable rate security. Interest rate stated is as of December 31, 1995. Maturity date reflects the later of the next rate change or the next put date.

                      See Notes to Financial Statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

PRAIRIE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1995
--------------------------------------------------------------------------------

                                            Managed
                                         Assets Income   Managed      Equity
                                             Fund      Assets Fund Income Fund
                                         ------------- ----------- -----------
ASSETS:
 Investments in securities, at value
   (cost $46,747,002, $8,788,919,
   $246,097,346, $250,136,384,
   $78,317,453, $96,241,231 and
   $168,543,796, respectively)..........  $55,015,009  $9,512,982  $287,695,105
 Repurchase Agreements (cost $0, $0, $0,
   $0, $0, $0 and $20,857,000,
   respectively)........................           --          --            --
 Cash...................................       23,959      27,271            --
 Cash denominated in foreign currencies.           --          --            --
 Receivable for investment securities
   sold.................................           --          --            --
 Receivable for Fund shares sold........       42,814      16,051        59,398
 Receivable from Adviser................           --          --            --
 Dividends receivable...................      130,722      10,670     1,011,718
 Interest receivable....................      341,392      31,618        98,743
 Foreign tax reclaim receivable.........           --          --            --
 Deferred organization expenses.........       76,450      61,278        60,637
 Prepaid expenses and other assets......       20,666       5,397         7,051
                                          -----------  ----------  ------------
  Total Assets..........................   55,651,012   9,665,267   288,932,652
                                          -----------  ----------  ------------
LIABILITIES:
 Advisory fees payable..................       32,187       1,596        80,927
 Administration fees payable............        9,160         534        33,314
 Shareholder Services fees payable
   (Class A Shares).....................       30,702       4,618         1,548
 Shareholder Services fees payable
   (Class B Shares).....................        1,269         486           302
 12b-1 fees payable (Class B Shares)....        4,502       1,419           892
 Bank overdrafts........................           --          --       438,819
 Dividends payable......................       19,103       2,812       847,092
 Payable for Fund shares redeemed.......       59,709          --            --
 Payable for investment securities
   purchased............................           --      23,593            --
 Payable for variation margin...........           --          --            --
 Other accrued expenses.................       29,053      31,208       136,231
                                          -----------  ----------  ------------
  Total Liabilities.....................      185,685      66,266     1,539,125
                                          -----------  ----------  ------------
NET ASSETS..............................  $55,465,327  $9,599,001  $287,393,527
                                          ===========  ==========  ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        Special                  International
   Growth            Opportunities                  Equity                   Intermediate
    Fund                 Fund                        Fund                     Bond Fund
   ------            -------------               -------------               ------------
$295,869,250          $93,777,555                $102,116,486                $175,761,194
          --                   --                          --                  20,857,000
          --                7,474                      89,437                       1,010
          --                   --                     948,475                          --
   5,224,933                   --                          --                          --
     103,710               13,900                     447,060                      56,077
          --                   --                          --                     192,506
     634,710               33,175                     129,246                          --
       5,165                2,865                     960,435                   2,452,092
          --                   --                      55,468                          --
      59,746               60,194                      60,697                      38,759
       7,172                3,042                       3,482                      13,068
------------          -----------                ------------                ------------
 301,904,686           93,898,205                 104,810,786                 199,371,706
------------          -----------                ------------                ------------
     139,215               39,946                      31,952                      53,803
      42,597               11,526                      10,626                      25,102
       2,545                  359                       1,592                       3,312
         148                   10                          90                         136
         437                   28                         256                         451
     262,146                   --                          --                          --
     844,773              180,457                     203,585                     929,545
     326,751                   --                         634                          --
   1,593,065                   --                          --                          --
          --                   --                      72,514                          --
     151,663               52,936                     100,160                      75,686
------------          -----------                ------------                ------------
   3,363,340              285,262                     421,409                   1,088,035
------------          -----------                ------------                ------------
$298,541,346          $93,612,943                $104,389,377                $198,283,671
============          ===========                ============                ============

                       See Notes to Financial Statements.

PRAIRIE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
December 31, 1995
--------------------------------------------------------------------------------

                                           Managed
                                        Assets Income   Managed       Equity
                                            Fund      Assets Fund  Income Fund
                                        ------------- -----------  -----------
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE:
 CLASS A SHARES:
  Net Assets...........................  $51,996,986  $8,355,636   $  2,872,994
  Shares of beneficial interest issued
    and outstanding, $0.001 par value,
    unlimited number of shares
    authorized.........................    3,576,517     726,432        235,161
                                         -----------  ----------   ------------
  Net Asset Value per Share............        14.54       11.50          12.22
  Maximum Sales Charge.................         0.68*       0.54*          0.58*
                                         -----------  ----------   ------------
  Maximum Offering Price...............  $     15.22  $    12.04   $      12.80
                                         ===========  ==========   ============
 CLASS B SHARES:
  Net Assets...........................  $ 2,174,744  $  832,603   $    593,200
  Shares of beneficial interest issued
    and outstanding, $0.001 par value,
    unlimited number of shares
    authorized.........................      149,364      72,716         48,550
                                         -----------  ----------   ------------
  Net Asset Value per Share............  $     14.56  $    11.45   $      12.22
                                         ===========  ==========   ============
 CLASS I SHARES:
  Net Assets...........................  $ 1,293,597  $  410,762   $283,927,333
  Shares of beneficial interest issued
    and outstanding, $0.001 par value,
    unlimited number of shares
    authorized.........................       88,785      35,843     23,259,373
                                         -----------  ----------   ------------
  Net Asset Value per Share............  $     14.57  $    11.46   $      12.21
                                         ===========  ==========   ============
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at
    par................................  $     3,815  $      835   $     23,544
  Additional paid-in-capital...........   47,372,999   8,874,025    240,515,461
  Accumulated net realized gains
    (losses) from investment
    transactions.......................     (179,714)          5      5,265,350
  Undistributed net investment income
    (loss).............................          220          73         (8,587)
  Net unrealized appreciation on
    investments........................    8,268,007     724,063     41,597,759
  Net unrealized appreciation of assets
    and liabilities denominated in
    foreign currencies and financial
    futures............................           --          --             --
                                         -----------  ----------   ------------
NET ASSETS, DECEMBER 31, 1995..........  $55,465,327  $9,599,001   $287,393,527
                                         ===========  ==========   ============

-----------
*   Sales charge is 4.50% of Maximum Offering Price.
**  Sales charge is 3.00% of Maximum Offering Price.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         Special                International
                      Opportunities                Equity                  Intermediate
 Growth Fund              Fund                      Fund                    Bond Fund
 -----------          -------------             -------------              ------------
 $  4,329,204          $   671,776              $  2,749,124               $  6,094,679
      361,669               55,070                   246,447                    744,997
 ------------          -----------              ------------               ------------
        11.97                12.20                     11.16                       8.18
         0.56*                0.57*                     0.53*                      0.25**
 ------------          -----------              ------------               ------------
 $      12.53          $     12.77              $      11.69               $       8.43
 ============          ===========              ============               ============
 $    268,039          $    15,387              $    192,707               $    259,384
       22,438                1,269                    17,292                     31,701
 ------------          -----------              ------------               ------------
 $      11.95          $     12.12              $      11.14               $       8.18
 ============          ===========              ============               ============
 $293,944,103          $92,925,780              $101,447,546               $191,929,608
   24,559,453            7,623,036                 9,079,890                 23,455,341
 ------------          -----------              ------------               ------------
 $      11.97          $     12.19              $      11.17               $       8.18
 ============          ===========              ============               ============
 $     24,944          $     7,679              $      9,344               $     24,232
  247,530,554           78,254,290                95,968,721                188,432,293
    5,249,304             (113,066)                1,502,766                  2,609,748
        3,678                3,938                   134,091                         --
   45,732,866           15,460,102                 5,875,255                  7,217,398
           --                   --                   899,200                         --
 ------------          -----------              ------------               ------------
 $298,541,346          $93,612,943              $104,389,377               $198,283,671
 ============          ===========              ============               ============

                       See Notes to Financial Statements.

PRAIRIE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1995
--------------------------------------------------------------------------------

                                                                   Intermediate
                                                     International  Municipal
                                         Bond Fund     Bond Fund    Bond Fund
                                         ---------   ------------- ------------
ASSETS:
 Investments in securities, at value
   (cost $108,844,126, $14,692,171,
   $370,618,759, $231,324,230,
   $47,241,060, $180,076,423 and
   $227,760,412, respectively)......... $115,115,920  $15,119,887  $387,423,990
 Repurchase agreements (amortized cost
   $11,167,000, $0, $0, $0,
   $10,200,000, $25,100,000 and $0,
   respectively).......................   11,167,000           --            --
 Cash..................................           --       20,834            --
 Receivable for investment securities
   sold................................           --           --            --
 Receivable for Fund shares sold.......       58,546        5,713         2,889
 Receivable from Adviser...............           --           --       142,179
 Interest receivable...................    1,667,756      380,503     6,122,544
 Unrealized appreciation on forward
   foreign currency contracts..........           --      108,092            --
 Deferred organization expenses........       57,260       56,533        45,319
 Prepaid expenses and other assets.....        5,854        6,525        29,721
                                        ------------  -----------  ------------
  Total Assets.........................  128,072,336   15,698,087   393,766,642
                                        ------------  -----------  ------------
LIABILITIES:
 Advisory fees payable.................       46,708        4,784        65,306
 Administration fees payable...........       17,390        1,942        50,362
 Shareholder Services fees payable
   (Class A Shares)....................        1,007          283        59,716
 Shareholder Services fees payable
   (Class B Shares)....................           33            4           160
 12b-1 fees payable (Class B Shares)...           94            8           568
 Bank overdrafts.......................          175           --            92
 Dividends payable.....................      631,870      665,559     1,447,504
 Payable for Fund shares redeemed......        2,797           --       170,000
 Other accrued expenses................       63,593       30,219       102,217
                                        ------------  -----------  ------------
  Total Liabilities....................      763,667      702,799     1,895,925
                                        ------------  -----------  ------------
NET ASSETS............................. $127,308,669  $14,995,288  $391,870,717
                                        ============  ===========  ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              U.S. Government               Municipal
 Municipal     Money Market   Money Market Money Market
 Bond Fund         Fund           Fund         Fund
 ---------    --------------- ------------ ------------
$244,998,503    $47,241,060   $180,076,423 $227,760,412
          --     10,200,000     25,100,000           --
          --             --             --      234,790
          --             --          1,938           --
      39,250             --                          --
     108,845             --             --           --
   4,307,370          3,973        496,734    1,016,229
          --             --             --           --
       4,453         57,957         61,354       83,300
      21,770         60,156        110,035      122,258
------------    -----------   ------------ ------------
 249,480,191     57,563,146    205,846,484  229,216,989
------------    -----------   ------------ ------------
      51,660         13,690         41,802       30,811
      31,720         19,610         31,447       45,718
      22,133        117,924        227,761      283,674
         123             --             36           --
         462             --             --           --
     198,527        111,239      1,334,167           --
     991,881         20,092         58,489      304,350
     306,469             --             --           --
      54,066         16,531         93,564       41,158
------------    -----------   ------------ ------------
   1,657,041        299,086      1,787,266      705,711
------------    -----------   ------------ ------------
$247,823,150    $57,264,060   $204,059,218 $228,511,278
============    ===========   ============ ============

                       See Notes to Financial Statements.

PRAIRIE FUNDS
-------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
December 31, 1995
-------------------------------------------------------------------------------

                                                                 Intermediate
                                         Bond      International  Municipal
                                         Fund        Bond Fund    Bond Fund
                                         ----      ------------- ------------
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE:
 CLASS A SHARES:
  Net Assets........................ $  1,846,532   $   486,840  $ 17,776,872
  Shares of beneficial interest
    issued and outstanding, $0.001
    par value, unlimited number of
    shares authorized(1)............      170,875        45,289     1,451,741
                                     ------------   -----------  ------------
  Net Asset Value per Share.........        10.81         10.75         12.25
  Maximum Sales Charge..............         0.51*         0.51*         0.38**
                                     ------------   -----------  ------------
  Maximum Offering Price............ $      11.32   $     11.26  $      12.63
                                     ============   ===========  ============
 CLASS B SHARES:
  Net Assets........................ $     61,260   $     4,478  $    340,913
  Shares of beneficial interest
    issued and outstanding, $0.001
    par value, unlimited number of
    shares authorized(1)............        5,669           414        27,834
                                     ------------   -----------  ------------
  Net Asset Value per Share......... $      10.81   $     10.81  $      12.25
                                     ============   ===========  ============
 CLASS I SHARES:
  Net Assets                         $125,400,877   $14,503,970  $373,752,932
  Shares of beneficial interest
    issued and outstanding, $0.001
    par value, unlimited number of
    shares authorized(1)............   11,598,064     1,342,032    30,509,460
                                     ------------   -----------  ------------
  Net Asset Value per Share......... $      10.81   $     10.81  $      12.25
                                     ============   ===========  ============
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at
    par............................. $     11,774   $     1,387  $     31,989
  Additional paid-in-capital........  118,554,093    14,473,243   375,105,416
  Accumulated net realized gains
    (losses) on investment
    transactions....................    2,471,008       (37,381)      (71,919)
  Accumulated net investment loss...           --       (13,857)           --
  Net unrealized appreciation on
    investments.....................    6,271,794       427,716    16,805,231
  Net unrealized appreciation of
    assets and liabilities
    denominated in foreign
    currencies......................           --       144,180            --
                                     ------------   -----------  ------------
NET ASSETS, DECEMBER 31, 1995....... $127,308,669   $14,995,288  $391,870,717
                                     ============   ===========  ============

-----------
*Sales charge is 4.50% of Maximum Offering Price.
**Sales charge is 3.00% of Maximum Offering Price.
(1) The Municipal Bond Fund has authorized 2.5 billion shares for Class A and Class B and has authorized 5.0 billion shares for Class I.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     U.S. Government                                           Municipal
 Municipal            Money Market                 Money Market               Money Market
 Bond Fund                Fund                         Fund                       Fund
 ---------           ---------------               ------------               ------------
$  7,425,897           $57,264,060                 $203,994,341               $228,511,278
     587,619            57,280,045                  203,962,497                228,564,929
------------           -----------                 ------------               ------------
       12.64                  1.00                         1.00                       1.00
        0.60*                   --                           --                         --
------------           -----------                 ------------               ------------
$      13.24           $      1.00                 $       1.00               $       1.00
============           ===========                 ============               ============
$    237,697                                       $     64,877
      18,797                                             64,867
------------                                       ------------
$      12.65                                       $       1.00
============                                       ============
$240,159,556
  19,011,083
------------
$      12.63
============
$     19,618           $    57,280                 $    204,027               $    228,565
 233,921,388            57,222,765                  203,823,336                228,322,787
     207,871               (15,985)                      31,855                    (40,074)
          --                    --                           --                         --
  13,674,273                    --                           --                         --
          --                    --                           --                         --
------------           -----------                 ------------               ------------
$247,823,150           $57,264,060                 $204,059,218               $228,511,278
============           ===========                 ============               ============

                       See Notes to Financial Statements.

PRAIRIE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1995
--------------------------------------------------------------------------------

                                        Managed
                                     Assets Income    Managed         Equity
                                        Fund(6)    Assets Fund(1) Income Fund(2)
                                     ------------- -------------- --------------
INVESTMENT INCOME:
 Dividend income (net of foreign
   withholding taxes of $134,218,
   for International Equity Fund)..   $ 1,219,984     $ 52,630     $ 8,875,334
 Interest income...................     1,726,718       91,756       1,593,621
                                      -----------     --------     -----------
                                        2,946,702      144,386      10,468,955
                                      -----------     --------     -----------
EXPENSES:
 Advisory fees.....................       331,535       25,209       1,106,473
 Administration fees...............        70,850        5,818         331,942
 Shareholder Services fees (Class A
   Shares and Class B Shares)......       120,334        9,051           2,981
 12b-1 fees (Class B Shares).......         5,831        3,325           1,283
 Custodian fees and expenses.......        56,320       37,950          81,104
 Registration fees.................        13,918           --          74,275
 Legal and audit fees..............        31,696       22,325          45,392
 Amortization of organization
   expenses........................        10,067       10,494          17,155
 Transfer agent fees and expenses..        80,641       10,246          17,960
 Reports to shareholders...........        14,504       12,129          20,660
 Trustees' fees....................         1,760        2,265           5,848
 Miscellaneous expenses............        13,157        2,182          17,505
                                      -----------     --------     -----------
 Total Expenses....................       750,613      140,994       1,722,578
 Less: Expense reimbursements......      (179,574)     (89,978)       (277,704)
                                      -----------     --------     -----------
  Net Expenses.....................       571,039       51,016       1,444,874
                                      -----------     --------     -----------
  NET INVESTMENT INCOME............     2,375,663       93,370       9,024,081
                                      -----------     --------     -----------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENT AND
  FOREIGN CURRENCY TRANSACTIONS:
 Net realized gains (losses) on
   investment transactions.........      (324,052)           5      12,993,377
 Net realized losses on foreign
   currency transactions...........            --           --              --
 Net realized gains on futures
   transactions....................            --           --              --
 Net change in unrealized
   appreciation (depreciation) on
   investments.....................     9,391,499      724,063      41,597,759
 Net unrealized appreciation of
   assets and liabilities
   denominated in foreign
   currencies and financial
   futures.........................            --           --              --
                                      -----------     --------     -----------
  NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS AND
    FOREIGN CURRENCY TRANSACTIONS..     9,067,447      724,068      54,591,136
                                      -----------     --------     -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS.   $11,443,110     $817,438     $63,615,217
                                      ===========     ========     ===========

-----------
(1) For the period April 3, 1995 (commencement of operations) through December 31, 1995.
(2) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(3) For the period March 3, 1995 (commencement of operations) through December 31, 1995.
(4) For the period February 1, 1995 through December 31, 1995.
(5) For the year ended January 31, 1995.
(6) For the year ended December 31, 1995.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  Special        International
  Growth       Opportunities        Equity         Intermediate      Intermediate
  Fund(2)         Fund(2)           Fund(3)        Bond Fund(4)      Bond Fund(5)
  -------      -------------     -------------     ------------      ------------
$ 4,772,025     $   611,057       $   973,285
  1,172,933         394,772           746,158      $10,539,377        $ 348,758
-----------     -----------       -----------      -----------        ---------
  5,944,958       1,005,829         1,719,443       10,539,377          348,758
-----------     -----------       -----------      -----------        ---------
  1,714,125         487,460           506,105          612,312           30,810
    395,568         104,456            94,372          229,617              252
      4,884             778             3,253            5,767              170
        670              56               379              563                8
     74,792          62,572           159,181           60,572            3,383
    104,974          16,430            28,299           31,550            3,428
     57,332          28,516            28,042           37,450           53,810
     17,201          17,259            15,262              148            8,592
     16,912          16,800            16,161           23,464            8,893
     23,464          15,120            12,673           26,193           17,714
      4,088           4,032             5,593            1,670            5,602
     18,617           8,410            11,638            7,006            7,099
-----------     -----------       -----------      -----------        ---------
  2,432,627         761,889           880,958        1,036,312          139,761
   (314,740)       (168,733)         (213,519)        (185,219)        (137,928)
-----------     -----------       -----------      -----------        ---------
  2,117,887         593,156           667,439          851,093            1,833
-----------     -----------       -----------      -----------        ---------
  3,827,071         412,673         1,052,004        9,688,284          346,925
-----------     -----------       -----------      -----------        ---------
 26,140,162       1,749,697           505,347        7,844,775          (63,605)
         --              --          (236,752)              --               --
         --              --         3,503,125               --               --
 45,732,866      15,460,102         5,875,255        7,312,968         (304,664)
         --              --           899,200               --               --
-----------     -----------       -----------      -----------        ---------
 71,873,028      17,209,799        10,546,175       15,157,743         (368,269)
-----------     -----------       -----------      -----------        ---------
$75,700,099     $17,622,472       $11,598,179      $24,846,027        $ (21,344)
===========     ===========       ===========      ===========        =========

                       See Notes to Financial Statements.

PRAIRIE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                       Intermediate  Intermediate
                                         International  Municipal     Municipal
                           Bond Fund(1)  Bond Fund(2)  Bond Fund(3)  Bond Fund(4)
                           ------------  ------------- ------------  ------------
INVESTMENT INCOME:
 Interest income (net of
   foreign withholding
   taxes of $13,850 for
   International Bond
   Fund).................. $ 7,432,982    $  717,469   $16,586,298    $2,141,819
                           -----------    ----------   -----------    ----------
                             7,432,982       717,469    16,586,298     2,141,819
                           -----------    ----------   -----------    ----------
EXPENSES:
 Advisory fees............     571,379        79,128     1,294,971       213,509
 Administration fees......     155,831        16,957       488,746        27,546
 Shareholder Services fees
   (Class A Shares and
   Class B Shares)........       2,161           684        38,461        60,314
 12b-1 fees (Class B
   Shares)................         116            30           824           175
 Custodian fees and
   expenses...............      55,999        34,025        76,502         5,329
 Registration fees........      31,690         5,776       142,121        33,720
 Legal and audit fees.....      29,720        24,652        41,560        59,478
 Amortization of
   organization expenses..      16,042        16,769        12,943           --
 Transfer agent fees and
   expenses...............      15,614        16,432        22,560        17,386
 Reports to shareholders..      13,762        12,840        28,882        18,415
 Trustees' fees...........       5,642         2,352         1,586         5,076
 Miscellaneous expenses...      10,618         6,748        13,408        11,946
                           -----------    ----------   -----------    ----------
 Total Expenses...........     908,574       216,393     2,162,564       452,894
 Less: Expense
   reimbursements.........    (178,732)     (110,736)     (403,299)     (296,239)
                           -----------    ----------   -----------    ----------
  Net Expenses............     729,842       105,657     1,759,265       156,655
                           -----------    ----------   -----------    ----------
  NET INVESTMENT INCOME...   6,703,140       611,812    14,827,033     1,985,164
                           -----------    ----------   -----------    ----------
REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENT AND FOREIGN
  CURRENCY TRANSACTIONS:
 Net realized gains
   (losses) on investment
   transactions...........   6,908,795     1,020,021     3,839,621      (757,908)
 Net realized gains on
   foreign currency
   transactions...........          --        30,644            --            --
 Net change in unrealized
   appreciation on
   investments............   6,271,794       427,716    13,694,976     2,898,764
 Translation of assets and
   liabilities denominated
   in foreign currencies..          --       144,180            --            --
                           -----------    ----------   -----------    ----------
  NET REALIZED AND
    UNREALIZED GAINS
    (LOSSES) ON
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS..........  13,180,589     1,622,561    17,534,597     2,140,856
                           -----------    ----------   -----------    ----------
 NET INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS............. $19,883,729    $2,234,373   $32,361,630    $4,126,020
                           ===========    ==========   ===========    ==========

-----------
(1) For the period February 10, 1995 (commencement of operations) through December 31, 1995.
(2) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(3) For the period March 1, 1995 through December 31, 1995.
(4) For the year ended February 28, 1995.
(5) For the year ended December 31, 1995.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 U.S. Government               Municipal
    Municipal        Municipal    Money Market   Money Market Money Market
   Bond Fund(3)     Bond Fund(4)     Fund(5)       Fund(5)      Fund(5)
   ------------     ------------ --------------- ------------ ------------
 $    11,366,541     $  984,395    $3,925,073     $8,980,167   $7,967,822
 ---------------     ----------    ----------     ----------   ----------
      11,366,541        984,395     3,925,073      8,980,167    7,967,822
 ---------------     ----------    ----------     ----------   ----------
         829,219         84,738       297,377        631,448      860,103
         310,957         15,548        94,631        220,431      292,778
          15,010         20,089       170,762        380,585      508,602
             600            183            --            154           --
          43,173          5,356        47,037         58,917       67,687
          95,405         30,271         7,824         26,695       19,626
          56,450         25,959        22,236         57,347       54,617
             148             --         8,303          7,228        9,259
          22,392         15,883        37,804        185,048       56,756
          26,190         13,517        14,357         25,741       14,373
           2,650          1,718         2,138          5,185        8,633
          11,000          8,105        29,658         32,213       35,509
 ---------------     ----------    ----------     ----------   ----------
       1,413,194        221,367       732,127      1,630,992    1,927,943
        (278,552)      (167,016)     (198,986)      (431,210)    (489,926)
 ---------------     ----------    ----------     ----------   ----------
       1,134,642         54,351       533,141      1,199,782    1,438,017
 ---------------     ----------    ----------     ----------   ----------
      10,231,899        930,044     3,391,932      7,780,385    6,529,805
 ---------------     ----------    ----------     ----------   ----------
       5,020,578       (260,986)       32,485        179,219          (44)
              --             --            --             --           --
      11,041,965      2,624,847            --             --           --
              --             --            --             --           --
 ---------------     ----------    ----------     ----------   ----------
      16,062,543      2,363,861        32,485        179,219          (44)
 ---------------     ----------    ----------     ----------   ----------
 $    26,294,442     $3,293,905    $3,424,417     $7,959,604   $6,529,761
 ===============     ==========    ==========     ==========   ==========

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          For the Year Ended
                                                       --------------------------
                                                       December 31,  December 31,
                                                           1995          1994
                                                       ------------  ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
 Net investment income...............................  $ 2,375,663   $  2,808,997
 Net realized gains (losses) on investment
   transactions......................................     (324,052)       210,291
 Net change in unrealized appreciation (depreciation)
   on investments....................................    9,391,499     (4,108,668)
                                                       -----------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS..................................   11,443,110     (1,089,380)
                                                       -----------   ------------
 Net equalization credits............................           --          2,562
                                                       -----------   ------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net investment income:
  Class A Shares.....................................   (2,441,590)    (2,753,670)
  Class B Shares.....................................      (31,089)       (34,937)
  Class I Shares.....................................      (36,073)            --
                                                       -----------   ------------
  TOTAL DIVIDENDS TO SHAREHOLDERS....................   (2,508,752)    (2,788,607)
                                                       -----------   ------------
 Net realized gains on investments:
  Class A Shares.....................................     (108,059)       (19,340)
  Class B Shares.....................................       (4,560)          (323)
  Class I Shares.....................................       (2,720)            --
                                                       -----------   ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS................     (115,339)       (19,663)
                                                       -----------   ------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from shares sold.......................    9,561,625      6,725,337
 Dividends reinvested................................    2,415,006      2,336,101
 Cost of shares redeemed.............................   (9,697,497)   (12,384,919)
                                                       -----------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM FUND
    SHARE TRANSACTIONS...............................    2,279,134     (3,323,481)
                                                       -----------   ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...........   11,098,153     (7,218,569)
NET ASSETS:
 Beginning of year...................................   44,367,174     51,585,743
                                                       -----------   ------------
 End of year (includes undistributed net investment
   income of $220 in 1995 and $133,309 in 1994)......  $55,465,327   $ 44,367,174
                                                       ===========   ============

                       See Notes to Financial Statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

PRAIRIE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 1995
--------------------------------------------------------------------------------

                                       Managed       Equity
                                        Assets       Income           Growth
                                       Fund(1)      Fund(2)          Fund(2)
                                       -------      -------          -------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS:
 Net investment income..............  $   93,370  $  9,024,081     $  3,827,071
 Net realized gains on investment
   transactions.....................           5    12,993,377       26,140,162
 Net realized gains (losses) on
   foreign currency transactions....          --            --               --
 Net realized gains on futures
   transactions.....................          --            --               --
 Net change in unrealized
   appreciation on investments......     724,063    41,597,759       45,732,866
 Net unrealized appreciation of
   assets and liabilities
   denominated in foreign currencies
   and financial futures............          --            --               --
                                      ----------  ------------     ------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS.......     817,438    63,615,217       75,700,099
                                      ----------  ------------     ------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net investment income:
  Class A Shares....................     (77,991)      (36,341)         (20,056)
  Class B Shares....................      (7,493)       (4,665)            (128)
  Class I Shares....................      (7,813)   (8,991,662)(5)   (3,803,209)
                                      ----------  ------------     ------------
  TOTAL DIVIDENDS TO SHAREHOLDERS...     (93,297)   (9,032,668)      (3,823,393)
                                      ----------  ------------     ------------
 Net realized gains on investments:
  Class A Shares....................          --       (76,484)        (297,846)
  Class B Shares....................          --       (15,958)         (18,522)
  Class I Shares....................          --    (7,635,585)     (20,574,490)
                                      ----------  ------------     ------------
  TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS....................          --    (7,728,027)     (20,890,858)
                                      ----------  ------------     ------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from shares sold......   9,391,817   258,157,716      300,831,887
 Dividends reinvested...............      85,512     6,638,209       15,027,099
 Cost of shares redeemed............    (602,469)  (24,256,920)     (68,303,488)
                                      ----------  ------------     ------------
  NET INCREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS.........   8,874,860   240,539,005      247,555,498
                                      ----------  ------------     ------------
   TOTAL INCREASE IN NET ASSETS.....   9,599,001   287,393,527      298,541,346
NET ASSETS:
 Beginning of period................          --            --               --
                                      ----------  ------------     ------------
 End of period(6)...................  $9,599,001  $287,393,527     $298,541,346
                                      ==========  ============     ============

-----------
(1) For the period April 3, 1995 (commencement of operations) through December 31, 1995.
(2) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(3) For the period March 3, 1995 (commencement of operations) through December 31, 1995.
(4) For the period February 10, 1995 (commencement of operations) through December 31, 1995.
(5) Includes distributions in excess of net investment income of $8,587.
(6) Includes undistributed net investment income of $73, $0, $3,678, $3,938, $134,091, $0 and $0, respectively.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Special        International                International
  Opportunities        Equity          Bond          Bond
     Fund(2)           Fund(3)       Fund(4)        Fund(2)
  -------------     -------------    -------     -------------
 $       412,673    $  1,052,004   $  6,703,140   $   611,812
       1,749,697         505,347      6,908,795     1,020,021
              --        (236,752)            --        30,644
              --       3,503,125             --            --
      15,460,102       5,875,255      6,271,794       427,716
              --         899,200             --       144,180
 ---------------    ------------   ------------   -----------
      17,622,472      11,598,179     19,883,729     2,234,373
 ---------------    ------------   ------------   -----------
            (807)        (12,465)       (50,085)      (13,458)
              --            (174)          (755)         (173)
        (407,928)       (905,274)    (6,652,300)     (612,038)
 ---------------    ------------   ------------   -----------
        (408,735)       (917,913)    (6,703,140)     (625,669)
 ---------------    ------------   ------------   -----------
         (13,273)        (60,752)       (63,549)      (33,914)
            (308)         (4,283)        (2,117)         (311)
      (1,849,182)     (2,203,921)    (4,372,121)   (1,053,821)
 ---------------    ------------   ------------   -----------
      (1,862,763)     (2,268,956)    (4,437,787)   (1,088,046)
 ---------------    ------------   ------------   -----------
      89,942,654     100,265,824    129,396,150    15,584,504
       1,194,408       1,535,547      2,974,473       380,496
     (12,875,093)     (5,823,304)   (13,804,756)   (1,490,370)
 ---------------    ------------   ------------   -----------
      78,261,969      95,978,067    118,565,867    14,474,630
 ---------------    ------------   ------------   -----------
      93,612,943     104,389,377    127,308,669    14,995,288
              --              --             --            --
 ---------------    ------------   ------------   -----------
 $    93,612,943    $104,389,377   $127,308,669   $14,995,288
 ===============    ============   ============   ===========

                       See Notes to Financial Statements.

PRAIRIE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                          For the Period Ended For the Year Ended For the Period Ended
                              December 31,        January 31,         January 31,
                                1995(1)               1995              1994(2)
                          -------------------- ------------------ --------------------
INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS:
 Net investment income..      $  9,688,284        $   346,925          $  269,055
 Net realized gains
   (losses) on
   investment
   transactions.........         7,844,775            (63,605)             13,430
 Net change in
   unrealized
   appreciation
   (depreciation) on
   investments..........         7,312,968           (304,664)            (60,015)
                              ------------        -----------          ----------
  NET INCREASE
    (DECREASE) IN NET
    ASSETS RESULTING
    FROM OPERATIONS.....        24,846,027            (21,344)            222,470
                              ------------        -----------          ----------
DIVIDENDS TO
  SHAREHOLDERS FROM:
 Net investment income:
  Class A Shares........          (137,077)            (4,217)             (1,326)
  Class B Shares........            (3,518)               (99)                 --
  Class I Shares........        (9,547,689)          (342,609)           (267,729)
                              ------------        -----------          ----------
  TOTAL DIVIDENDS TO
    SHAREHOLDERS........        (9,688,284)          (346,925)           (269,055)
                              ------------        -----------          ----------
 Net realized gains on
   investments:
  Class A Shares........          (157,731)               (16)               (152)
  Class B Shares........            (6,773)                (1)                 --
  Class I Shares........        (5,006,911)            (1,196)            (12,072)
                              ------------        -----------          ----------
  TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS........        (5,171,415)            (1,213)            (12,224)
                              ------------        -----------          ----------
CAPITAL STOCK
  TRANSACTIONS:
 Net proceeds from
   shares sold..........       200,868,057          7,682,912           5,298,453
 Dividends reinvested...         4,026,532              9,789               6,783
 Cost of shares
   redeemed.............       (23,767,145)        (5,345,718)           (154,029)
                              ------------        -----------          ----------
  NET INCREASE IN NET
    ASSETS FROM FUND
    SHARE TRANSACTIONS..       181,127,444          2,346,983           5,151,207
                              ------------        -----------          ----------
   TOTAL INCREASE IN NET
     ASSETS.............       191,113,772          1,977,501           5,092,398
NET ASSETS:
 Beginning of period....         7,169,899          5,192,398             100,000
                              ------------        -----------          ----------
 End of period..........      $198,283,671        $ 7,169,899          $5,192,398
                              ============        ===========          ==========

-----------
(1) For the period February 1, 1995 through December 31, 1995.
(2) For the period March 5, 1993 (commencement of operations) through January 31, 1994.

                       See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                          For the Period Ended For the Year Ended For the Year Ended
                              December 31,        February 28,       February 28,
                                1995(1)               1995             1994(2)
                          -------------------- ------------------ ------------------
INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS:
 Net investment income..      $ 14,827,033        $  1,985,164       $ 1,394,851
 Net realized gains
   (losses) on
   investment
   transactions.........         3,839,621            (757,908)        1,275,347
 Net change in
   unrealized
   appreciation on
   investments..........        13,694,976           2,898,764        (1,243,092)
                              ------------        ------------       -----------
  NET INCREASE IN NET
    ASSETS RESULTING
    FROM OPERATIONS.....        32,361,630           4,126,020         1,427,106
                              ------------        ------------       -----------
DIVIDENDS TO
  SHAREHOLDERS FROM:
 Net investment income:
  Class A Shares........          (619,417)         (1,214,913)       (1,394,847)
  Class B Shares........            (3,609)                (17)               (4)
  Class I Shares........       (14,204,008)           (770,234)               --
                              ------------        ------------       -----------
  TOTAL DIVIDENDS TO
    SHAREHOLDERS........       (14,827,034)         (1,985,164)       (1,394,851)
                              ------------        ------------       -----------
 Net realized gains on
   investments:
  Class A Shares........          (143,000)            (62,814)       (1,471,722)
  Class B Shares........            (2,501)               (284)               --
  Class I Shares........        (3,007,029)                 --                --
                              ------------        ------------       -----------
  TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS........        (3,152,530)            (63,098)       (1,471,722)
                              ------------        ------------       -----------
CAPITAL STOCK
  TRANSACTIONS:
 Net proceeds from
   shares sold..........        48,746,625         367,446,983         6,646,160
 Dividends reinvested...         2,914,315             851,803         1,972,931
 Cost of shares
   redeemed.............       (57,221,370)        (16,165,822)       (6,226,132)
                              ------------        ------------       -----------
  NET INCREASE
    (DECREASE) IN NET
    ASSETS FROM FUND
    SHARE TRANSACTIONS..        (5,560,430)        352,132,964         2,392,959
                              ------------        ------------       -----------
   TOTAL INCREASE IN NET
     ASSETS.............         8,821,636         354,210,722           953,492
NET ASSETS:
 Beginning of period....       383,049,081          28,838,359        27,884,867
                              ------------        ------------       -----------
 End of period..........      $391,870,717        $383,049,081       $28,838,359
                              ============        ============       ===========

-----------
(1) For the period March 1, 1995 through December 31, 1995.
(2) Includes Class B Shares for the period February 8, 1994 (initial offering date of Class B Shares) through February 28, 1994.

                      See Notes to Financial Statements.

PRAIRIE MUNICIPAL BOND FUND, INC.
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                          For the Period Ended For the Year Ended For the Year Ended
                              December 31,        February 28,       February 28,
                                1995(1)               1995             1994(2)
                          -------------------- ------------------ ------------------
INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS:
 Net investment income..      $ 10,231,899        $    930,044       $   497,241
 Net realized gains
   (losses) on
   investment
   transactions.........         5,020,578            (260,986)          607,250
 Net change in
   unrealized
   appreciation on
   investments..........        11,041,965           2,624,847          (728,931)
                              ------------        ------------       -----------
  NET INCREASE IN NET
    ASSETS RESULTING
    FROM OPERATIONS.....        26,294,442           3,293,905           375,560
                              ------------        ------------       -----------
DIVIDENDS TO
  SHAREHOLDERS FROM:
 Net investment income:
  Class A Shares........          (268,916)           (409,080)         (497,237)
  Class B Shares........            (2,833)                (67)               (4)
  Class I Shares........        (9,960,150)           (520,897)               --
                              ------------        ------------       -----------
  TOTAL DIVIDENDS TO
    SHAREHOLDERS........       (10,231,899)           (930,044)         (497,241)
                              ------------        ------------       -----------
 Net realized gains on
   investments:
  Class A Shares........          (135,418)                 --          (717,815)
  Class B Shares........            (4,334)                 --                --
  Class I Shares........        (4,405,351)                 --                --
                              ------------        ------------       -----------
  TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS........        (4,545,103)                 --          (717,815)
                              ------------        ------------       -----------
 In excess of net
   realized gains on
   investments:
  Class A Shares........                --                  --            (6,618)
                              ------------        ------------       -----------
CAPITAL STOCK
  TRANSACTIONS:
 Net proceeds from
   shares sold..........        34,482,785         222,400,536         3,588,206
 Dividends reinvested...         3,928,330             323,826           956,597
 Cost of shares
   redeemed.............       (29,087,608)         (7,342,155)       (5,752,746)
                              ------------        ------------       -----------
  NET INCREASE IN NET
    ASSETS FROM FUND
    SHARE TRANSACTIONS..         9,323,507         215,382,207        (1,207,943)
                              ------------        ------------       -----------
   TOTAL INCREASE IN NET
     ASSETS.............        20,840,947         217,746,068        (2,054,057)
NET ASSETS:
 Beginning of period....       226,982,203           9,236,135        11,290,192
                              ------------        ------------       -----------
 End of period..........      $247,823,150        $226,982,203       $ 9,236,135
                              ============        ============       ===========

-----------
(1) For the period March 1, 1995 through December 31, 1995.
(2) Includes Class B Shares for the period February 8,1994 (initial offering date of Class B Shares) through February 28, 1994.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       For the Year Ended
                                                   ---------------------------
                                                   December 31,   December 31,
                                                       1995           1994
                                                   ------------   ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
 Net investment income...........................  $   3,391,932  $  4,694,844
 Net realized gains (losses) on investment
   transactions..................................         32,485      (961,178)
                                                   -------------  ------------
  NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS...................................      3,424,417     3,733,666
                                                   -------------  ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME:
 Class A Shares..................................     (3,391,932)   (4,694,844)
                                                   -------------  ------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from shares sold...................    250,085,862   677,021,399
 Dividends reinvested............................      2,488,380     1,310,332
 Cost of shares redeemed.........................   (311,695,323) (716,564,214)
                                                   -------------  ------------
  NET DECREASE IN NET ASSETS FROM FUND SHARE
    TRANSACTIONS.................................    (59,121,081)  (38,232,483)
                                                   -------------  ------------
Increase due to capital contribution from
  affiliate of investment adviser (Note 3(d))....             --       933,054
                                                   -------------  ------------
  TOTAL DECREASE IN NET ASSETS...................    (59,088,596)  (38,260,607)
NET ASSETS:
 Beginning of year...............................    116,352,656   154,613,263
                                                   -------------  ------------
 End of year.....................................  $  57,264,060  $116,352,656
                                                   =============  ============

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       For the Year Ended
                                                  -----------------------------
                                                  December 31,    December 31,
                                                      1995            1994
                                                  ------------    ------------
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS:
 Net investment income..........................  $   7,780,385  $    5,491,950
 Net realized gains (losses) on investment
   transactions.................................        179,219      (1,309,831)
                                                  -------------  --------------
  NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS..................................      7,959,604       4,182,119
                                                  -------------  --------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net investment income:
  Class A Shares................................     (7,779,495)     (5,491,950)
  Class B Shares................................           (890)            --
                                                  -------------  --------------
  TOTAL DIVIDENDS TO SHAREHOLDERS...............     (7,780,385)     (5,491,950)
                                                  -------------  --------------
 Net realized gains on investments:
  Class A Shares................................       (123,505)        (23,361)
  Class B Shares................................            (35)            --
                                                  -------------  --------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...........       (123,540)        (23,361)
                                                  -------------  --------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS................................     (7,903,925)     (5,515,311)
                                                  -------------  --------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from shares sold..................    803,027,143   1,724,346,455
 Dividends reinvested...........................      6,873,012       2,559,069
 Cost of shares redeemed........................   (725,296,634) (1,770,081,791)
                                                  -------------  --------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS.....................     84,603,521     (43,176,267)
                                                  -------------  --------------
Increase due to capital contribution from
  affiliate of investment adviser (Note 3(d))...             --       1,286,000
                                                  -------------  --------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS......     84,659,200     (43,223,459)
NET ASSETS:
 Beginning of year..............................    119,400,018     162,623,477
                                                  -------------  --------------
 End of year....................................  $ 204,059,218  $  119,400,018
                                                  =============  ==============

                       See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         For the Year Ended
                                                     ---------------------------
                                                     December 31,   December 31,
                                                         1995           1994
                                                     ------------   ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
 Net investment income.............................  $   6,529,805  $  4,523,891
 Net realized losses on investment transactions....            (44)      (36,537)
                                                     -------------  ------------
  NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS.....................................      6,529,761     4,487,354
                                                     -------------  ------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net investment income:
  Class A Shares...................................     (6,529,805)   (4,523,891)
                                                     -------------  ------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from shares sold.....................    534,326,783   428,067,086
 Dividends reinvested..............................      3,305,612     2,261,400
 Cost of shares redeemed...........................   (482,251,105) (434,859,851)
                                                     -------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM FUND
    SHARE TRANSACTIONS.............................     55,381,290    (4,531,365)
                                                     -------------  ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.........     55,381,246    (4,567,902)
NET ASSETS:
 Beginning of year.................................    173,130,032   177,697,934
                                                     -------------  ------------
 End of year.......................................  $ 228,511,278  $173,130,032
                                                     =============  ============

                       See Notes to Financial Statements.

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1--GENERAL

  Prairie Funds (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"). At December 31, 1995, the Trust consisted of twelve separate investment portfolios. The accompanying financial statements include the results of operations for the following portfolios of the Trust: Managed Assets Income Fund, Managed Assets Fund, Equity Income Fund, Growth Fund, Special Opportunities Fund, International Equity Fund, Bond Fund, International Bond Fund, Intermediate Municipal Bond Fund, U.S. Government Money Market Fund, Money Market Fund, and Municipal Money Market Fund. Additionally, the accompanying financial statements include the results of operations for the Prairie Municipal Bond Fund, Inc. and the Prairie Intermediate Bond Fund, two open-end management investment companies registered under the Act (together with the Trust's portfolios, the "Funds").
  First Chicago Investment Management Company ("FCIMCO"), a wholly-owned subsidiary of The First National Bank of Chicago ("FNBC"), serves as each Fund's investment adviser and administrator. FCIMCO has engaged ANB Investment Management and Trust Company ("ANB") to serve as sub-investment adviser for the International Equity Fund. Additionally, FCIMCO has engaged Concord Holding Corporation ("Concord"), a wholly-owned subsidiary of The BISYS Group, Inc., to assist it in providing certain administrative services for the Funds. Concord Financial Group, Inc., a wholly-owned subsidiary of Concord, serves as the principal underwriter and distributor of each Fund's shares.
  The Funds (except for the U.S. Government Money Market Fund and Municipal Money Market Fund, which offer Class A shares only, and the Money Market Fund which offers Class A shares and Class B shares) each offer Class A shares, Class B shares and Class I shares. Class A shares, Class B shares and Class I shares are substantially the same except that Class A shares are subject to a sales charge imposed at the time of purchase and are subject to fees charged pursuant to a Shareholder Services Plan. Class B shares are subject to a contingent deferred sales charge imposed at the time of redemption and are subject to fees charged pursuant to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and fees charged pursuant to the Shareholder Services Plan. Class I shares are not subject to any sales charge, shareholder services fees or distribution fees.
  During the period January 27, 1995 through March 3, 1995, various common trust funds and collective trust funds managed by FNBC transferred cash and securities to certain Funds in exchange for Class I shares of the corresponding Fund. The following table sets forth the date on which such transfers occurred, the transferring entity, the corresponding Fund, the market value of the securities and cash transferred and the amount of Class I shares issued in connection with such transfer:

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 Class I
                                                                                  Shares
    Date of Transfer        Transferring Entity          Fund      Market Value   Issued
    ----------------        -------------------          ----      ------------  -------
January 27, 1995........ First Chicago Personal     Equity Income  $198,087,162 19,808,716
                         Trust Equity Fund          Fund
January 27, 1995........ First Chicago Personal     Growth Fund     245,392,975 24,539,297
                         Trust Endowment Equity
                         Fund and First Chicago
                         Personal Trust Growth
                         Equity Fund
January 27, 1995........ First Chicago Personal     Special          51,316,357  5,131,636
                         Trust Special Equity       Opportunities
                         Fund                       Fund
January 27, 1995........ First Chicago Personal     International     8,955,517    895,552
                         Trust International Bond   Bond Fund
                         Fund
February 10, 1995....... First Chicago Personal     Bond Fund        98,997,057  9,899,706
                         Trust Taxable Bond Fund
                         And First Chicago
                         Personal Trust
                         Endowment Bond Fund
February 10, 1995....... First Chicago Personal     Intermediate    129,394,694 16,848,267
                         Trust Intermediate         Bond Fund
                         Taxable Bond Fund and
                         Lake Shore Common
                         Trust Taxable Fixed
                         Income Fund
February 10, 1995....... First Chicago Personal     Municipal Bond  213,488,376 17,910,099
                         Trust Tax-Exempt Bond      Fund
                         Fund
February 10, 1995....... First Chicago Personal     Intermediate    349,656,211 29,885,146
                         Trust Intermediate Tax-    Municipal Bond
                         Exempt Bond Fund and       Fund
                         Lake Shore Common
                         Trust Municipal Bond
                         Fund
March 3, 1995........... First Chicago Personal     International    48,338,875  4,833,888
                         Trust International Equity Equity Fund
                         Fund

  At meetings of the shareholders of the First Prairie Diversified Assets Fund, First Prairie Municipal Bond Fund--Intermediate Series, First Prairie Money Market Fund--Money Market Series and Government Series, and First Prairie Municipal Money Market Fund (collectively, the "First Prairie Funds") held on January 17, 1995, shareholders of each such Fund approved an Agreement and Plan of Exchange (the "Plan") which called for the transfer of the assets, subject to the liabilities, of each First Prairie Fund to the Prairie Managed Assets Income Fund,

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
Prairie Intermediate Municipal Bond Fund, Prairie Money Market Fund, Prairie U.S. Government Money Market Fund, and Prairie Municipal Money Market Fund, respectively. The Plan also called for the issuance of shares by the respective Prairie Funds to the shareholders of the corresponding First Prairie Fund, such shares being equal in value to the net assets so transferred.
  The following table sets forth the date on which this transfer took place along with the net assets transferred and the number of shares issued:

                                                      Net Assets
   Fund                             Date of Transfer Transferred  Shares Issued
   ----                             ---------------- -----------  -------------
   Managed Assets Income Fund...... March 3, 1995    $ 43,698,653    3,518,593
   Intermediate Municipal Bond
    Fund........................... January 27, 1995   22,331,512    1,930,122
   Money Market Fund............... May 20, 1995      127,355,807  127,197,352
   U.S. Government Money Market
    Fund........................... May 20, 1995       52,257,087   52,273,072
   Municipal Money Market Fund..... May 20, 1995      178,386,094  178,439,745

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. These principles require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
  (A) Portfolio Valuation: Bonds, debentures, notes, mortgage-related securities, asset-backed securities, municipal obligations and convertible debt obligations ("Fixed Income Securities") are valued daily using available market quotations or at fair value as determined by one or more independent pricing services (the "Service") approved by the Board of Trustees (or the "Board"). Fixed Income Securities for which quoted bid prices are readily available and are representative of the bid side of the market, in the judgment of the Service, are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other Fixed Income Securities are carried at fair value as determined by the Service, based upon methods which include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type, indications as to values from dealers, and general market conditions. Fixed Income Securities with maturities less than 60 days are carried at amortized cost, which approximates market value.
  Common stocks, preferred stocks and convertible securities, as well as warrants to purchase such securities ("Equity Securities"), and call options written by a Fund are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Equity securities not

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
listed on an exchange or national securities market, or securities for which there were no transactions, are valued at the most recent bid prices. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board.
  Restricted securities, illiquid securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board.
  Investments of the U.S. Government Money Market Fund, Money Market Fund and Municipal Money Market Fund (the "money market funds") are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instruments with a remaining maturity greater that thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.
  (B) Foreign currency translations: The books and records of the International Bond Fund and the International Equity Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment securities, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by the investment adviser; (ii) purchases and sales of foreign securities, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Funds generally do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
  Reported net realized and unrealized gains and losses on foreign currency represent: (i) foreign exchange gains and losses from the sale and holding of foreign currencies, forward contracts and foreign currency denominated debt obligations; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends and interest recorded and the amounts actually received.
  (C) Futures contracts: The International Equity Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase.
Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the value of the contract are recorded as unrealized gains or losses. The Fund recognizes, when the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. Futures contracts open at December 31, 1995 and their related unrealized market appreciation (depreciation) are set forth in the notes to the Portfolio of Investments of the International Equity Fund.
  There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
  (D) Forward foreign currency contracts--The International Bond Fund may enter into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. When executing forward foreign currency contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward foreign currency contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The
Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward foreign currency contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is also exposed to credit risk associated with counter party nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gains on such contracts that are recognized in the Statement of Assets and Liabilities.
  (E) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.
  Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by FCIMCO, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.
  (F) Expenses: Expenses directly attributable to a Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on the basis of relative net assets. Fund expenses directly attributable to a class of shares are charged to that class; expenses which are applicable to all classes are allocated among them.
  (G) Dividends to shareholders: It is the policy of Managed Assets Income Fund and Equity Income Fund to declare and pay dividends from net investment income monthly while the Managed Assets Fund, Growth Fund, Special Opportunities Fund and International Equity Fund declare and pay dividends quarterly. The Bond Fund, Intermediate Bond Fund, International Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund, U.S. Government Money Market Fund, Money Market Fund and Municipal Money Market Fund declare dividends daily from net investment income, payable monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code (the "Code"). However, to the extent that net realized capital gains of a Fund can be reduced by capital loss carryovers, if any, such gains will not be distributed.
  The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
  (H) Federal income taxes: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes.
  Capital losses incurred after October 31 ("Post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Municipal Money Market Fund and the Special Opportunities
Fund

PRAIRIE FUNDS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
-------------------------------------------------------------------------------
incurred and may elect to defer net capital losses of approximately $50 and $113,000, respectively.
  At December 31, 1995, the Managed Asset Income Fund had unused capital loss carryovers of approximately $317,000, which are available for Federal income tax purposes to be applied against future net capital gains, if any, realized subsequent to December 31, 1995. If not applied, the carryover expires in 2003.
  At December 31, 1995, the U.S. Government Money Market Fund had unused capital loss carryovers of approximately $16,000, which are available for Federal income tax purposes to be applied against future net capital gains, if any, realized subsequent to December 31, 1995. If not applied, the carryover expires in 2002.

  At December 31, 1995, the Municipal Money Market Fund had unused capital loss carryovers of approximately $40,000, which are available for Federal income tax purposes to be applied against future net capital gains, if any, realized subsequent to December 31, 1995. If not applied, $1,000 of the carryover expires in 1999, $2,000 expires in 2001, $1,000 expires in 2002 and $36,000 expires in 2003.

  At December 31, 1995, with the exception of the Growth Fund, the cost of the Funds' investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Portfolios of Investments).
  (I) Other: Organization expenses incurred by the Funds are being amortized to operations over the period during which it is expected that a benefit will be realized, not to exceed five years.
  (J) Concentration of risk: Investing in securities of foreign issuers and foreign currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. securities. These risks are greater with respect to securities of issuers located in emerging market countries in which certain Funds are authorized to invest. The ability of the issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
NOTE 3--INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  (A) The Trust has an Investment Advisory Agreement with FCIMCO pursuant to which FCIMCO has agreed to provide day-to-day management of each Fund's investments at the following annual rates:

   Managed Assets Income Fund............................................. 0.65%
   Managed Assets Fund.................................................... 0.65%
   Equity Income Fund..................................................... 0.50%
   Growth Fund............................................................ 0.65%
   Special Opportunities Fund............................................. 0.70%
   International Equity Fund.............................................. 0.80%
   Intermediate Bond Fund................................................. 0.40%
   Bond Fund.............................................................. 0.55%
   International Bond Fund................................................ 0.70%
   Intermediate Municipal Bond Fund....................................... 0.40%
   Municipal Bond Fund.................................................... 0.40%
   U.S. Government Money Market Fund...................................... 0.40%
   Money Market Fund...................................................... 0.40%
   Municipal Money Market Fund............................................ 0.40%

  The Trust has an Administration Agreement with FCIMCO pursuant to which FCIMCO has agreed to assist in all aspects of the Funds' operations at an annual rate of 0.15% of each Fund's average daily net assets. FCIMCO has engaged Concord to provide certain administrative services to the Funds pursuant to a Master Sub-Administration Agreement between FCIMCO and Concord. FCIMCO has agreed to pay Concord a fee for the services stipulated in the Master Sub-Administration Agreement.
  For the period ended December 31, 1995, FCIMCO voluntarily agreed to reimburse a portion of the operating expenses of the Funds to the extent that the Funds' expenses exceeded the following amounts, excluding shareholder servicing fees and 12b-1 fees (as a percentage of each Fund's average net assets):

                                                         CLASS A CLASS B CLASS I
                                                         ------- ------- -------
Managed Assets Income Fund..............................  1.31%   2.06%   0.80%
Managed Assets Fund.....................................  1.33%   2.08%   0.80%
Equity Income Fund......................................  1.18%   1.93%   0.65%
Growth Fund.............................................  1.33%   2.08%   0.80%
Special Opportunities Fund..............................  1.38%   2.13%   0.85%
International Equity Fund...............................  1.58%   2.33%   1.05%
Intermediate Bond Fund..................................  1.15%   1.90%   0.55%
Bond Fund...............................................  1.23%   1.98%   0.70%
International Bond Fund.................................  1.48%   2.23%   0.95%
Intermediate Municipal Bond Fund........................  0.90%   1.83%   0.55%

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                         Class A Class B Class I
                                                         ------- ------- -------
Municipal Bond Fund.....................................  1.08%   1.83%   0.55%
U.S. Government Money Market............................  0.80%     NA      NA
Money Market Fund.......................................  0.80%   1.55%     NA
Municipal Money Market Fund.............................  0.70%     NA      NA

  As such, FCIMCO reimbursed expenses during the period ending December 31, 1995 in the following amounts:

                                                                      Expense
                                                                   Reimbursement
                                                                   -------------
   Managed Assets Income Fund.....................................   $179,574
   Managed Assets Fund............................................     89,978
   Equity Income Fund.............................................    277,704
   Growth Fund....................................................    314,740
   Special Opportunities Fund.....................................    168,733
   International Equity Fund......................................    213,519
   Intermediate Bond Fund.........................................    185,219
   Bond Fund......................................................    178,732
   International Bond Fund........................................    110,736
   Intermediate Municipal Bond Fund...............................    403,299
   Municipal Bond Fund............................................    278,552
   U.S. Government Money Market Fund..............................    198,986
   Money Market Fund..............................................    431,210
   Municipal Money Market Fund....................................    489,926

  The Distributor is not entitled to any fees pursuant to the Distribution Agreement; however, the Distributor may receive payments of sales charges or contingent deferred sales charges.
  (B) The Funds' Class A shares and Class B shares have a Shareholder Services Plan (the "Plan") pursuant to which the Funds pay the Distributor a fee, at an annual rate of 0.25% of the average daily net assets of the outstanding Class A shares and Class B shares. Pursuant to the terms of the Plan, the Distributor has agreed to provide certain shareholder services to the holders of these shares. Additionally, under the terms of the Plan, the Distributor may make payments to other shareholder service agents who may include FCIMCO, FNBC and their affiliates. For the period ended December 31, 1995, the Funds paid the following amounts under the Plan:

                                    Amounts paid to
                                     FCIMCO, FNBC   Amounts paid to   Amounts
                                          and        other service  retained by
                                    its affiliates   organizations  Distributor
                                    --------------- --------------- -----------
   Managed Assets Income Fund......     $7,185         $111,163        $809
   Managed Assets Fund.............      7,036            1,892         124
   Equity Income Fund..............        417            2,510          54
   Growth Fund.....................      1,788            2,959         137
   Special Opportunities Fund......        304              454          19

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                    Amounts paid to
                                     FCIMCO, FNBC   Amounts paid to   Amounts
                                          and        other service  retained by
                                    its affiliates   organizations  Distributor
                                    --------------- --------------- -----------
   International Equity Fund.......    $  1,363         $ 1,791       $   98
   Intermediate Bond Fund..........       3,487           2,209           72
   Bond Fund.......................       1,230             898           33
   International Bond Fund.........         415             240           29
   Intermediate Municipal Bond
    Fund...........................      23,617          13,617        1,227
   Municipal Bond Fund.............       7,593           7,151          266
   U.S. Government Money Market
    Fund...........................     168,470           2,292          --
   Money Market Fund...............     378,833           1,372          380
   Municipal Money Market Fund.....     508,558              28           17

  (C) The Funds' Class B shares have a Distribution Plan adopted pursuant to Rule 12b-1 under the Act (the "12b-1 Plan") pursuant to which the Funds have agreed to pay the Distributor for advertising, marketing and distributing Class B Shares of the Funds at an annual rate of .75% of the average daily net assets of the Funds' outstanding Class B shares. Under the terms of the 12b-1 Plan, the Distributor may make payments to FCIMCO, FNBC and their affiliates in respect of these services. For the period ended December 31, 1995, the Funds made the following payments under the 12b-1 Plan, all of which was retained by the Distributor:

   Managed Assets Income Fund........................................... $5,831
   Managed Assets Fund..................................................  3,325
   Equity Income Fund...................................................  1,283
   Growth Fund..........................................................    670
   Special Opportunities Fund...........................................     56
   International Equity Fund............................................    379
   Intermediate Bond Fund...............................................    563
   Bond Fund............................................................    116
   International Bond Fund..............................................     30
   Intermediate Municipal Bond Fund.....................................    824
   Municipal Bond Fund..................................................    600
   Money Market Fund....................................................    154

  (D) During the fiscal year ended December 31, 1994, an affiliate of FCIMCO purchased securities from the Money Market Fund and the U.S. Government Money Market Fund at an amount in excess of the securities' fair market value. These Funds recorded a realized loss on these sales in the amount of $1,286,000 and $933,054, respectively, and an offsetting capital contribution from the affiliate. As a result of varying treatments for book and tax purposes, the capital contributions were reclassified from additional paid-in-capital to accumulated net realized losses in the Statement of Assets and Liabilities.

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
NOTE 4--SECURITIES TRANSACTIONS

  The following summarizes the securities transactions entered into by the Funds, excluding short-term investments, for the period ended December 31, 1995:

                                                       Purchases      Sales
                                                      ------------ ------------
   Managed Assets Income Fund........................ $  3,357,559 $  7,795,562
   Managed Assets Fund...............................    7,772,725       99,502
   Equity Income Fund................................  317,060,048   94,711,633
   Growth Fund.......................................  488,008,493  274,675,271
   Special Opportunities Fund........................   96,866,413   26,212,656
   International Equity Fund.........................   72,831,246    3,326,924
   Intermediate Bond Fund............................  410,895,956  256,675,480
   Bond Fund.........................................  265,646,537  167,721,527
   International Bond Fund...........................   14,226,845    4,749,719
   Intermediate Municipal Bond Fund..................  167,757,833  164,745,501
   Municipal Bond Fund...............................  174,644,032  162,078,544

  At December 31, 1995, accumulated net unrealized appreciation (depreciation) on investments was as follows:

                                         Unrealized   Unrealized   Net Unrealized
                                        Appreciation Depreciation   Appreciation
                                        ------------ ------------  --------------
   Managed Assets Income Fund.......... $ 8,452,650  $  (184,643)   $ 8,268,007
   Managed Assets Fund.................     766,286      (42,223)       724,063
   Equity Income Fund..................  42,227,078     (629,319)    41,597,759
   Growth Fund.........................  48,630,652   (2,897,786)    45,732,866
   Special Opportunities Fund..........  16,914,276   (1,454,174)    15,460,102
   International Equity Fund...........   7,077,639   (1,202,384)     5,875,255
   Intermediate Bond Fund..............   7,224,889       (7,491)     7,217,398
   Bond Fund...........................   6,271,794           --      6,271,794
   International Bond Fund.............     427,716           --        427,716
   Intermediate Municipal Bond Fund....  16,805,231           --     16,805,231
   Municipal Bond Fund.................  13,674,273           --     13,674,273

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

NOTE 5--CAPITAL SHARE TRANSACTIONS

  Transactions in shares of the Funds are summarized below:

                                        MANAGED ASSETS
                                         INCOME FUND
                          ---------------------------------------------
                                FOR THE                 FOR THE
                               YEAR ENDED             YEAR ENDED
                              DECEMBER 31,           DECEMBER 31,
                                  1995                   1994
                          ---------------------  ----------------------     -------
                            AMOUNT      SHARES      AMOUNT      SHARES
                            ------      ------      ------      ------
Class A Shares:
Shares Issued...........  $ 6,191,735   463,615  $  5,577,372   441,901
Dividends reinvested....    2,369,623   177,490     2,307,933   185,739
Shares redeemed.........   (9,494,631) (723,267)  (11,257,088) (903,518)
                          -----------  --------  ------------  --------
Net Increase (decrease).  $  (933,273)  (82,162) $ (3,371,783) (275,878)
                          ===========  ========  ============  ========
Class B Shares:
Shares Issued...........  $ 2,007,221   146,972  $  1,147,965    90,904
Dividends reinvested....       33,593     2,392        28,168     2,281
Shares redeemed.........          --        --     (1,127,831)  (93,185)(d)
                          -----------  --------  ------------  --------
Net Increase............  $ 2,040,814   149,364  $     48,302       --
                          ===========  ========  ============  ========
Class I Shares:
Shares Issued...........  $ 1,362,669   103,183           --        --
Dividends reinvested....       11,790       865           --        --
Shares redeemed.........     (202,866)  (15,263)          --        --
                          -----------  --------  ------------  --------
Net Increase............  $ 1,171,593    88,785  $        --        --
                          ===========  ========  ============  ========
Net Increase (decrease)
 in Fund................  $ 2,279,134   320,311  $ (3,323,481) (275,878)
                          ===========  ========  ============  ========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                            MANAGED ASSETS           EQUITY INCOME
                                 FUND                    FUND
                         -----------------------------------------------
                            FOR THE PERIOD          FOR THE PERIOD
                            APRIL 3, 1995          JANUARY 27, 1995
                               THROUGH                  THROUGH
                         DECEMBER 31, 1995(A)    DECEMBER 31, 1995(A)
                         -----------------------------------------------
                             AMOUNT     SHARES     AMOUNT       SHARES
                             ------     ------     ------       ------
Class A Shares:
Shares Issued...........  $8,265,007   774,054  $  3,147,813     274,126
Dividends reinvested....      77,996     6,993        96,740       8,056
Shares redeemed.........    (582,928)  (54,615)     (548,876)    (47,021)
                         -----------  --------  ------------  ----------
Net Increase............  $7,760,075   726,432  $  2,695,677     235,161
                         ===========  ========  ============  ==========
Class B Shares:
Shares Issued........... $   763,106    73,866  $    549,799      47,321
Dividends reinvested....       7,435       679        20,644       1,708
Shares redeemed.........     (19,541)   (1,829)       (5,669)       (479)
                         -----------  --------  ------------  ----------
Net Increase............ $   751,000    72,716  $    564,774      48,550
                         ===========  ========  ============  ==========
Class I Shares:
Shares Issued........... $   363,704    35,836  $254,460,104  24,853,530
Dividends reinvested....          81         7     6,520,825     538,073
Shares redeemed.........         --        --    (23,702,375) (2,132,230)
                         -----------  --------  ------------  ----------
Net Increase............ $   363,785    35,843  $237,278,554  23,259,373
                         ===========  ========  ============  ==========
Net Increase in Fund.... $ 8,874,860   834,991  $240,539,005  23,543,084
                         ===========  ========  ============  ==========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                               SPECIAL
                                     GROWTH                 OPPORTUNITIES
                                      FUND                      FUND
                             ------------------------  ------------------------
                                 FOR THE PERIOD            FOR THE PERIOD
                                JANUARY 27, 1995          JANUARY 27, 1995
                                     THROUGH                   THROUGH
                              DECEMBER 31, 1995(A)      DECEMBER 31, 1995(A)
                             ------------------------  ------------------------
                                AMOUNT       SHARES       AMOUNT       SHARES
                                ------       ------       ------       ------
Class A Shares:
Shares Issued............... $  4,175,044     365,857  $    621,648      57,254
Dividends reinvested........      284,304      24,056        13,920       1,177
Shares redeemed.............     (339,951)    (28,244)      (38,190)     (3,361)
                             ------------  ----------  ------------  ----------
Net Increase................ $  4,119,397     361,669  $    597,378      55,070
                             ============  ==========  ============  ==========
Class B Shares:
Shares Issued............... $    246,223      21,032  $     13,756       1,248
Dividends reinvested........       18,650       1,584           308          26
Shares redeemed.............       (2,126)       (178)          (52)         (5)
                             ------------  ----------  ------------  ----------
Net Increase................ $    262,747      22,438  $     14,012       1,269
                             ============  ==========  ============  ==========
Class I Shares:
Shares Issued............... $296,410,620  29,238,077   $89,307,250   8,700,086
Dividends reinvested........   14,724,145   1,243,736     1,180,180      99,691
Shares redeemed.............  (67,961,411) (5,922,360)  (12,836,851) (1,176,741)
                             ------------  ----------  ------------  ----------
Net Increase................ $243,173,354  24,559,453   $77,650,579   7,623,036
                             ============  ==========  ============  ==========
Net Increase in Fund........ $247,555,498  24,943,560   $78,261,969   7,679,375
                             ============  ==========  ============  ==========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                   INTERNATIONAL
                                      EQUITY              INTERMEDIATE BOND
                                       FUND                     FUND
                               ----------------------  ------------------------
                                  FOR THE PERIOD           FOR THE PERIOD
                                   MARCH 3, 1995          FEBRUARY 1, 1995
                                      THROUGH                  THROUGH
                               DECEMBER 31, 1995(A)     DECEMBER 31, 1995(B)
                               ----------------------  ------------------------
                                 AMOUNT      SHARES       AMOUNT       SHARES
                                 ------      ------       ------       ------
Class A Shares:
Shares Issued................. $ 2,704,994    256,160  $  7,282,071     895,627
Dividends reinvested..........      72,968      6,664       288,362      35,401
Shares redeemed...............    (171,519)   (16,377)   (1,588,172)   (194,954)
                               -----------  ---------  ------------  ----------
Net Increase.................. $ 2,606,443    246,447  $  5,982,261     736,074
                               ===========  =========  ============  ==========
Class B Shares:
Shares Issued................. $   177,315     16,903  $    303,451      37,048
Dividends reinvested..........       4,093        407         7,835         961
Shares redeemed...............        (193)       (18)      (50,817)     (6,308)
                               -----------  ---------  ------------  ----------
Net Increase.................. $   181,215     17,292  $    260,469      31,701
                               ===========  =========  ============  ==========
Class I Shares:
Shares Issued................. $97,383,515  9,484,283  $193,282,535  24,813,641
Dividends reinvested..........   1,458,486    131,833     3,730,335     459,341
Shares redeemed...............  (5,651,592)  (536,226)  (22,128,156) (2,742,147)
                               -----------  ---------  ------------  ----------
Net Increase.................. $93,190,409  9,079,890  $174,884,714  22,530,835
                               ===========  =========  ============  ==========
Net Increase in Fund.......... $95,978,067  9,343,629  $181,127,444  23,298,610
                               ===========  =========  ============  ==========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                               INTERMEDIATE BOND
                                                     FUND
                                   ---------------------------------------------
                                                             FOR THE PERIOD
                                       FOR THE YEAR          MARCH 5, 1993
                                          ENDED                 THROUGH
                                     JANUARY 31, 1995     JANUARY 31, 1994(A)
                                   ---------------------  ----------------------
                                     AMOUNT     SHARES       AMOUNT      SHARES
                                     ------     ------       ------      ------
Class A Shares:
Shares Issued..................... $   19,449      2,527  $    51,267     6,185
Dividends reinvested..............      4,153        533        1,484       180
Shares redeemed...................    (15,285)    (1,997)         --        --
                                   ----------  ---------  -----------  --------
Net Increase...................... $    8,317      1,063  $    52,751     6,365
                                   ==========  =========  ===========  ========
Class B Shares:
Shares Issued..................... $    2,000        245  $       --        --
Dividends reinvested..............         99         13          --        --
Shares redeemed...................     (2,099)      (258)         --        --
                                   ----------  ---------  -----------  --------
Net Increase...................... $      --         --   $       --        --
                                   ==========  =========  ===========  ========
Class I Shares:
Shares Issued..................... $7,661,463  1,001,211   $5,247,186   628,922
Dividends reinvested..............      5,537        710        5,299       639
Shares redeemed................... (5,328,334)  (698,958)    (154,029)  (18,488)
                                   ----------  ---------  -----------  --------
Net Increase...................... $2,338,666    302,963   $5,098,456   611,073
                                   ==========  =========  ===========  ========
Net Increase in Fund.............. $2,346,983    304,026   $5,151,207   617,438
                                   ==========  =========  ===========  ========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                       INTERNATIONAL
                                                           BOND
                                BOND FUND                  FUND
                         ------------------------  ----------------------
                                 FOR THE              FOR THE PERIOD
                                 PERIOD              JANUARY 27, 1995
                            FEBRUARY 10, 1995             THROUGH
                                 THROUGH               DECEMBER 31,
                          DECEMBER 31, 1995(A)            1995(A)
                         ------------------------  ----------------------
                            AMOUNT       SHARES      AMOUNT      SHARES
                            ------       ------      ------      ------
Class A Shares:
Shares issued........... $  1,854,556     174,316  $   480,966     42,767
Dividends reinvested....      110,618      10,293       47,097      4,274
Shares redeemed.........     (148,560)    (13,734)     (19,999)    (1,752)
                         ------------  ----------  -----------  ---------
Net increase............ $  1,816,614     170,875  $   508,064     45,289
                         ============  ==========  ===========  =========
Class B Shares:
Shares issued........... $     58,404       5,401  $     3,704        370
Dividends reinvested....        2,873         268          484         44
Shares redeemed.........          --          --           --         --
                         ------------  ----------  -----------  ---------
Net increase............ $     61,277       5,669  $     4,188        414
                         ============  ==========  ===========  =========
Class I Shares:
Shares issued........... $127,483,190  12,620,870  $15,099,834  1,442,838
Dividends reinvested....    2,860,982     267,174      332,915     29,708
Shares redeemed.........  (13,656,196) (1,289,980)  (1,470,371)  (130,514)
                         ------------  ----------  -----------  ---------
Net increase............ $116,687,976  11,598,064  $13,962,378  1,342,032
                         ============  ==========  ===========  =========
Net increase in Fund.... $118,565,867  11,774,608  $14,474,630  1,387,735
                         ============  ==========  ===========  =========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                      INTERMEDIATE MUNICIPAL
                                             BOND FUND
                          --------------------------------------------------
                              FOR THE PERIOD
                               MARCH 1, 1995                FOR THE
                                  THROUGH                 YEAR ENDED
                               DECEMBER 31,              FEBRUARY 28,
                                  1995(C)                    1995
                          ------------------------  ------------------------
                             AMOUNT       SHARES       AMOUNT       SHARES
                             ------       ------       ------       ------
Class A Shares:
Shares issued...........  $  2,036,319     167,138  $    920,191      78,527
Dividends reinvested....       579,220      47,958       829,334      70,747
Shares redeemed.........    (2,724,405)   (225,316)  (12,219,977) (1,053,197)
                          ------------  ----------  ------------  ----------
Net decrease............  $   (108,866)    (10,220) $(10,470,452)   (903,923)
                          ============  ==========  ============  ==========
Class B Shares:
Shares issued...........  $    348,000      28,626  $    115,550       9,750
Dividends reinvested....         4,876         399         1,971         169
Shares redeemed.........       (20,212)     (1,672)     (123,958)    (10,419)
                          ------------  ----------  ------------  ----------
Net increase (decrease).  $    332,664      27,353  $     (6,437)       (500)
                          ============  ==========  ============  ==========
Class I Shares:
Shares issued...........  $ 46,362,306   3,850,432  $366,411,242  31,318,358
Dividends reinvested....     2,330,219     191,337        20,498       1,737
Shares redeemed.........   (54,476,753) (4,527,302)   (3,821,887)   (325,102)
                          ------------  ----------  ------------  ----------
Net increase (decrease).  $ (5,784,228)   (485,533) $362,609,853  30,994,993
                          ============  ==========  ============  ==========
Net increase (decrease)
 in Fund................  $ (5,560,430)   (468,400) $352,132,964  30,090,570
                          ============  ==========  ============  ==========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                    INTERMEDIATE
                                     MUNICIPAL             MUNICIPAL BOND
                                     BOND FUND                  FUND
                                ---------------------  ------------------------
                                      FOR THE              FOR THE PERIOD
                                     YEAR ENDED             MARCH 1, 1995
                                   FEBRUARY  28,               THROUGH
                                        1994            DECEMBER 31, 1995(C)
                                ---------------------  ------------------------
                                  AMOUNT      SHARES      AMOUNT       SHARES
                                  ------      ------      ------       ------
Class A Shares:
Shares issued.................. $ 6,634,160   523,996  $  1,295,558     103,426
Dividends reinvested...........   1,972,927   158,309       346,338      27,700
Shares redeemed................  (6,226,132) (496,647)   (1,377,127)   (110,562)
                                -----------  --------  ------------  ----------
Net increase................... $ 2,380,955   185,658  $    264,769      20,564
                                ===========  ========  ============  ==========
Class B Shares:
Shares issued.................. $    12,000       980  $    228,602      18,257
Dividends reinvested...........           4         1         6,838         543
Shares redeemed................         --        --            (39)         (3)
                                -----------  --------  ------------  ----------
Net increase................... $    12,004       981  $    235,401      18,797
                                ===========  ========  ============  ==========
Class I Shares:
Shares issued.................. $       --        --   $ 32,958,625   2,685,708
Dividends reinvested...........         --        --      3,575,154     285,358
Shares redeemed................         --        --    (27,710,442) (2,219,888)
                                -----------  --------  ------------  ----------
Net increase................... $       --        --   $  8,823,337     751,178
                                ===========  ========  ============  ==========
Net increase in Fund........... $ 2,392,959   186,639  $  9,323,507     790,539
                                ===========  ========  ============  ==========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------


                                              MUNICIPAL BOND
                                                   FUND
                               -----------------------------------------------
                                       FOR THE                 FOR THE
                                     YEAR ENDED               YEAR ENDED
                                  FEBRUARY 28, 1995       DECEMBER 31, 1994
                               ------------------------   -----------------
                                  AMOUNT       SHARES      AMOUNT      SHARES
                                  ------       ------      ------      ------
Class A Shares:
Shares issued................. $    301,216      25,507  $ 3,586,206   275,363
Dividends reinvested..........      319,837      27,236      956,593    75,829
Shares redeemed...............   (2,895,171)   (246,815)  (5,752,746) (441,865)
                               ------------  ----------  -----------  --------
Net decrease.................. $ (2,274,118)   (194,072) $(1,209,947)  (90,673)
                               ============  ==========  ===========  ========
Class B Shares:
Shares issued................. $        --          --   $     2,000       161
Dividends reinvested..........           66           6            4         1
Shares redeemed...............       (2,071)       (168)         --        --
                               ------------  ----------  -----------  --------
Net increase (decrease)....... $     (2,005)       (162) $     2,004       162
                               ============  ==========  ===========  ========
Class I Shares:
Shares issued................. $222,099,320  18,631,505  $       --        --
Dividends reinvested..........        3,923         325          --        --
Shares redeemed...............   (4,444,913)   (371,925)         --        --
                               ------------  ----------  -----------  --------
Net increase.................. $217,658,330  18,259,905  $       --        --
                               ============  ==========  ===========  ========
Net increase (decrease) in
 Fund......................... $215,382,207  18,065,671  $(1,207,943)  (90,511)
                               ============  ==========  ===========  ========

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                               U.S. GOVERNMENT
                                MONEY MARKET                 MONEY MARKET
                                    FUND                         FUND
                          --------------------------  ----------------------------
                            FOR THE       FOR THE       FOR THE        FOR THE
                           YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                              1995          1994          1995           1994
                          ------------  ------------  ------------   ------------
                             SHARES        SHARES        SHARES         SHARES
                             ------        ------        ------         ------
Class A Shares:
Shares issued...........   250,085,862   677,021,399   802,777,063   1,724,346,455
Dividends reinvested....     2,488,380     1,310,332     6,872,109       2,559,069
Shares redeemed.........  (311,695,323) (716,564,214) (725,110,518) (1,770,081,791)
                          ------------  ------------  ------------  --------------
Net increase (decrease).   (59,121,081)  (38,232,483)   84,538,654     (43,176,267)
                          ============  ============  ============  ==============
Class B Shares:
Shares issued...........           --            --        250,080             --
Dividends reinvested....           --            --            903             --
Shares redeemed.........           --            --       (186,116)            --
                          ------------  ------------  ------------  --------------
Net increase............           --            --         64,867             --
                          ============  ============  ============  ==============
Net increase (decrease)
 in Fund................   (59,121,081)  (38,232,483)   84,603,521     (43,176,267)
                          ============  ============  ============  ==============

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                         MUNICIPAL
                                                        MONEY MARKET
                                                            FUND
                                            ------------------------------------
                                                 FOR THE           FOR THE
                                               YEAR ENDED         YEAR ENDED
                                            DECEMBER 31, 1995  DECEMBER 31, 1994
                                            ----------------- ------------------
                                                 SHARES             SHARES
                                                 ------             ------
Class A Shares:
Shares issued..............................    534,326,783        428,067,086
Dividends reinvested.......................      3,305,612          2,261,400
Shares redeemed............................   (482,251,105)      (434,859,851)
                                              ------------       ------------
Net increase (decrease) in Fund............     55,381,290         (4,531,365)
                                              ============       ============

-----------
(a) Period from commencement of operations.
(b) Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31.
(c) Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.
(d) Includes 91,228 shares converted to Class A Shares on December 2, 1994.

NOTE 6--MERGER AND SUBSEQUENT EVENT

  On December 1, 1995, FCIMCO's ultimate parent company, First Chicago Corporation, merged with NBD Bancorp., Inc., with the combined company renamed First Chicago NBD Corporation (FCNBD). FCNBD has now begun the process of reorganizing their proprietary mutual funds: Prairie Funds, Prairie Institutional Funds and the Woodward Funds (whose investment adviser is NBD Bank, a wholly owned subsidiary of FCNBD).
  On February 20, 1996, the Board of Trustees of The Woodward Funds and the Board of Trustees/Directors of the Prairie Funds, Prairie Municipal Bond Fund, Inc. and Prairie Intermediate Bond Fund approved Reorganization Agreements, which are subject to shareholder approval. The expenses incurred in connection with entering into and carrying out provisions of the Reorganization Agreements, whether or not the transactions contemplated thereby are consummated, will be paid by FCNBD. The reorganization is intended to be effected on a tax-free basis, so that none of the Fund's shareholders will recognize taxable gains or losses as a result of the reorganization.
  A proxy statement/prospectus describing the reorganization and the reasons therefore will be sent to shareholders.

PRAIRIE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------

NOTE 7--ELIGIBLE DISTRIBUTIONS (UNAUDITED):
  The Trust designates the following eligible distributions for the dividends received deduction for corporations for the year ended December 31, 1995:

                                                    MANAGED
                                                     ASSETS   MANAGED   EQUITY
                                                     INCOME   ASSETS    INCOME
                                                      FUND     FUND      FUND
                                                    -------   -------   ------
Dividend Income................................... $1,219,984 $52,630 $8,875,334
Dividend Income Per Share--Class A Shares.........       0.28    0.05       0.32
Dividend Income Per Share--Class B Shares.........       0.22    0.05       0.26
Dividend Income Per Share--Class I Shares.........       0.28    0.08       0.36

                                      GROWTH        SPECIAL       INTERNATIONAL
                                       FUND    OPPORTUNITIES FUND  EQUITY FUND
                                      ------   ------------------ -------------
Dividend Income.................... $4,772,025      $611,057        $973,285
Dividend Income Per Share--Class A
 Shares............................       0.10          0.01            0.05
Dividend Income Per Share--Class B
 Shares............................       0.05          0.00            0.03
Dividend Income Per Share--Class I
 Shares............................       0.12          0.04            0.07

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                       For the Year Ended December 31,
                                   --------------------------------------------
                                    1995     1994      1993     1992     1991
                                    ----     ----      ----     ----     ----
CLASS A SHARES:
 Net Asset Value, Beginning of
   Year..........................  $ 12.13  $ 13.11   $ 12.68  $ 12.56  $ 10.79
                                   -------  -------   -------  -------  -------
 INCOME FROM INVESTMENT OPERA-
   TIONS:
  Net investment income (loss)...     0.64     0.73      0.72     0.79     0.83
  Net realized and unrealized
    gains (losses) on invest-
    ments........................     2.48    (0.98)     0.61     0.26     1.77
                                   -------  -------   -------  -------  -------
   TOTAL INCOME (LOSS) FROM
     INVESTMENT OPERATIONS.......     3.12    (0.25)     1.33     1.05     2.60
                                   -------  -------   -------  -------  -------
 LESS DIVIDENDS AND DISTRIBU-
   TIONS:
  From net investment income.....    (0.68)   (0.72)    (0.72)   (0.77)   (0.83)
  From net realized gains on in-
    vestments....................    (0.03)   (0.01)    (0.18)   (0.16)      --
                                   -------  -------   -------  -------  -------
   TOTAL DIVIDENDS AND DISTRIBU-
     TIONS.......................    (0.71)   (0.73)    (0.90)   (0.93)   (0.83)
                                   -------  -------   -------  -------  -------
 Net change in net asset value...     2.41    (0.98)     0.43     0.12     1.77
                                   -------  -------   -------  -------  -------
 Net Asset Value, End of Year....  $ 14.54  $ 12.13   $ 13.11  $ 12.68  $ 12.56
                                   =======  =======   =======  =======  =======
---------------------------------
TOTAL RETURN (EXCLUDES SALES
  CHARGE)                            26.40%   (1.92)%   10.70%    8.68%   24.87%
---------------------------------
---------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------
 Ratio of expenses to average net
   assets........................     1.17%    0.63%     0.39%    0.02%      --
 Ratio of net investment income
   to average net assets.........     4.88%    5.77%     5.54%    6.24%    7.04%
 Ratio of expenses to average net
   assets*.......................     1.54%    1.67%     1.65%    1.88%    2.16%
 Ratio of net investment income
   to average net assets*........     4.51%    4.73%     4.28%    4.38%    4.88%
 Portfolio turnover..............     8.23%   28.69%    16.40%   22.14%   26.02%
 Net assets, end of period (000's
   omitted)......................  $51,997  $44,367   $51,586  $34,262  $14,038

-----------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                        For the      For the
                                                      Period Ended Period Ended
                                                      December 31, December 2,
                                                        1995(2)      1994(1)
                                                      ------------ ------------
CLASS B SHARES:
 Net Asset Value, Beginning of Period...............     $12.42       $13.05
                                                         ------       ------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income.............................       0.45         0.51
  Net realized and unrealized gains (losses) on
    investments.....................................       2.17        (0.91)
                                                         ------       ------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS...       2.62        (0.40)
                                                         ------       ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income........................      (0.45)       (0.54)
  From net realized gains on investments............      (0.03)       (0.01)
                                                         ------       ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS................      (0.48)       (0.55)
                                                         ------       ------
 Net change in net asset value......................       2.14        (0.95)
                                                         ------       ------
 Conversion to Class A Shares(3)....................         NA        12.10
                                                         ------       ------
 Net Asset Value, End of Period.....................     $14.56       $   --
                                                         ======       ======
----------------------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                 21.42%++     (3.13)%++
----------------------------------------------------
----------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------
 Ratio of expenses to average net assets............       1.92%+       1.21%+
 Ratio of net investment income to average net as-
   sets.............................................       3.89%+       4.10%+
 Ratio of expenses to average net assets*...........       2.12%+       2.17%+
 Ratio of net investment income to average net as-
   sets*............................................       3.70%+       3.14%+
 Portfolio turnover.................................       8.23%++     28.69%++
 Net assets, end of period (000's omitted)..........     $2,175       $   --

-----------
(1) For the period February 8, 1994 (initial offering date of Class B Shares) through December 2, 1994. On December 2, 1994, the Fund terminated its offering of Class B Shares under the then-current sales load schedule and such shares converted to Class A Shares.
(2) For the period March 3, 1995 (re-offering date of Class B Shares) through December 31, 1995.
(3) On December 2, 1994, the Fund terminated its offering of Class B shares under the then-current sales load schedule and such shares converted to Class A Shares.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.
NA  Not applicable.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MANAGED ASSETS INCOME FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                                      For the
                                                                    Period Ended
                                                                    December 31,
                                                                      1995(1)
                                                                    ------------
CLASS I SHARES:
 Net Asset Value, Beginning of Period.............................     $12.42
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...........................................       0.57
  Net realized and unrealized gains on investments................       2.18
                                                                       ------
   TOTAL INCOME FROM INVESTMENT OPERATIONS........................       2.75
                                                                       ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income......................................      (0.57)
  From net realized gains on investments..........................      (0.03)
                                                                       ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS..............................      (0.60)
                                                                       ------
 Net change in net asset value....................................       2.15
                                                                       ------
 Net Asset Value, End of Period...................................     $14.57
                                                                       ======
------------------------------------------------------------------
 TOTAL RETURN                                                           22.55%++
------------------------------------------------------------------
------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------
 Ratio of expenses to average net assets..........................       0.77%+
 Ratio of net investment income to average net assets.............       5.12%+
 Ratio of expenses to average net assets*.........................       1.22%+
 Ratio of net investment income to average net assets*............       4.66%+
 Portfolio turnover...............................................       8.23%++
 Net assets, end of period (000's omitted)........................     $1,294

-----------
(1) For the period March 3, 1995, (initial offering date of Class I Shares) through December 31, 1995.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
+   Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Managed    Equity
                                                Assets     Income     Growth
                                                Fund(1)    Fund(2)    Fund(2)
                                                -------    -------    -------
 CLASS A SHARES:
  Net Asset Value, Beginning of Period........  $10.00     $10.00     $10.00
                                                ------     ------     ------
  INCOME FROM INVESTMENT OPERATIONS:
   Net investment income......................    0.14       0.36       0.11
   Net realized and unrealized gains on in-
     vestments................................    1.50       2.57       2.86
                                                ------     ------     ------
    TOTAL INCOME FROM INVESTMENT OPERATIONS...    1.64       2.93       2.97
                                                ------     ------     ------
  LESS DIVIDENDS AND DISTRIBUTIONS:
   From net investment income.................   (0.14)     (0.36)     (0.11)
   In excess of net investment income.........      --      (0.01)        --
   From net realized gains on investments and
     foreign currency transactions............      --      (0.34)     (0.89)
                                                ------     ------     ------
    TOTAL DIVIDENDS AND DISTRIBUTIONS.........   (0.14)     (0.71)     (1.00)
                                                ------     ------     ------
  Net change in net asset value...............    1.50       2.22       1.97
                                                ------     ------     ------
  Net Asset Value, End of Period..............  $11.50     $12.22     $11.97
                                                ======     ======     ======
----------------------------------------------
 TOTAL RETURN (EXCLUDES SALES CHARGE)            16.48%++   29.78%++   29.98%++
----------------------------------------------
----------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------
  Ratio of expenses to average net assets.....    1.26%+     1.11%+     1.21%+
  Ratio of net investment income to average
    net assets................................    2.45%+     3.33%+     0.86%+
  Ratio of expenses to average net assets*....    3.15%+     1.44%+     1.39%+
  Ratio of net investment income (loss) to av-
    erage net assets*.........................    0.56%+     2.99%+     0.68%+
  Portfolio turnover..........................    2.25%++   44.07%++  106.02%++
  Net assets, end of period (000's omitted)...  $8,356     $2,873     $4,329

-----------
(1) For the period April 3, 1995 (commencement of operations) through December 31, 1995.
(2) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(3) For the period March 3, 1995 (commencement of operations) through December 31, 1995.
(4) For the period February 10, 1995 (commencement of operations) through December 31, 1995.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Special     International            International
 Opportunities     Equity      Bond          Bond
    Fund(2)        Fund(3)    Fund(4)       Fund(2)
 -------------  ------------- -------    -------------
     $10.00        $10.00     $10.00        $10.00
   --------        ------     ------        ------
       0.02          0.10       0.57          0.98
       2.45          1.40       1.20          1.10
   --------        ------     ------        ------
       2.47          1.50       1.77          2.08
   --------        ------     ------        ------
      (0.02)        (0.09)     (0.57)        (0.98)
         --            --         --         (0.01)
      (0.25)        (0.25)     (0.39)        (0.34)
   --------        ------     ------        ------
      (0.27)        (0.34)     (0.96)        (1.33)
   --------        ------     ------        ------
       2.20          1.16       0.81          0.75
   --------        ------     ------        ------
     $12.20        $11.16     $10.81        $10.75
   ========        ======     ======        ======
      24.80%++      15.16%++   18.22%++      21.10%++
       1.25%+        1.50%+     1.02%+        1.33%+
       0.19%+        1.19%+     5.94%+        4.91%+
       2.56%+        1.96%+     1.57%+        3.65%+
      (1.12)%+       0.72%+     5.39%+        2.59%+
      38.89%++       5.65%++  156.11%++      48.03%++
     $  672        $2,749     $1,847         $ 487

                       See Notes to Financial Statements.

PRAIRIE FUNDS

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
For the Period Ended December 31, 1995
-------------------------------------------------------------------------------

                                               Managed    Equity
                                               Assets     Income     Growth
                                               Fund(1)    Fund(2)    Fund(2)
                                               -------    -------    -------
 CLASS B SHARES:
  Net Asset Value, Beginning of Period.......  $10.00     $10.00     $ 10.00
                                               ------     ------     -------
  INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)..............    0.13       0.29        0.06
   Net realized and unrealized gains on in-
     vestments...............................    1.45       2.56        2.84
                                               ------     ------     -------
    TOTAL INCOME FROM INVESTMENT OPERATIONS..    1.58       2.85        2.90
                                               ------     ------     -------
  LESS DIVIDENDS AND DISTRIBUTIONS:
   From net investment income................   (0.13)     (0.29)      (0.06)
   In excess of net investment income........      --         --          --
   From net realized gains on investments and
     foreign currency transactions...........      --      (0.34)      (0.89)
                                               ------     ------     -------
    TOTAL DIVIDENDS AND DISTRIBUTIONS........   (0.13)     (0.63)      (0.95)
                                               ------     ------     -------
  Net change in net asset value..............    1.45       2.22        1.95
                                               ------     ------     -------
  Net Asset Value, End of Period.............  $11.45     $12.22     $ 11.95
                                               ======     ======     =======
---------------------------------------------
 TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)      15.83%++   28.97%++    29.15%++
---------------------------------------------
---------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------
  Ratio of expenses to average net assets....    2.00%+     1.90%+      2.04%+
  Ratio of net investment income (loss) to
    average net assets.......................    1.69%+     2.65%+      0.02%+
  Ratio of expenses to average net assets*...    6.84%+     2.65%+      2.60%+
  Ratio of net investment income (loss) to
    average net assets*......................   (3.15)%+    1.90%+     (0.54)%+
  Portfolio turnover.........................    2.25%++   44.07%++   106.02%++
  Net assets, end of period (000's omitted)..  $  833     $  593     $   268

-----------
(1) For the period April 3, 1995 (commencement of operations) through December 31, 1995.
(2) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(3) For the period March 3, 1995 (commencement of operations) through December 31, 1995.
(4) For the period February 10, 1995 (commencement of operations) through December 31, 1995.
 * During the period, certain fees were voluntarily reimbursed. if such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Special     International            International
 Opportunities     Equity      Bond          Bond
    Fund(2)        Fund(3)    Fund(4)       Fund(2)
 -------------  ------------- -------    -------------
     $10.00        $10.00     $10.00        $10.00
   --------        ------     ------        ------
      (0.03)         0.05       0.50          0.91
       2.40          1.39       1.20          1.16
   --------        ------     ------        ------
       2.37          1.44       1.70          2.07
   --------        ------     ------        ------
         --         (0.05)     (0.50)        (0.91)
         --            --         --         (0.01)
      (0.25)        (0.25)     (0.39)        (0.34)
   --------        ------     ------        ------
      (0.25)        (0.30)     (0.89)        (1.26)
   --------        ------     ------        ------
       2.12          1.14       0.81          0.81
   --------        ------     ------        ------
     $12.12        $11.14     $10.81        $10.81
   ========        ======     ======        ======
      23.76%++      14.52%++   17.41%++      20.90%++
       2.00%+        2.28%+     1.87%+        2.03%+
      (0.51)%+       0.40%+     5.22%+        4.39%+
       9.52%+        3.83%+     3.91%+        8.69%+
      (8.04)%+      (1.15)%+    3.19%+       (2.28)%+
      38.89%++       5.65%++  156.11%++      48.03%++
     $   15        $  193     $   61        $    4

                       See Notes to Financial Statements.

PRAIRIE FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
For the Year Ended December 31, 1995
--------------------------------------------------------------------------------

                                               Managed     Equity
                                               Assets      Income      Growth
                                               Fund(1)    Fund(2)     Fund(2)
                                               -------    --------    --------
CLASS I SHARES:
 Net Asset Value, Beginning of Period........  $10.00     $  10.00    $  10.00
                                               ------     --------    --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income......................    0.22         0.42        0.15
  Net realized and unrealized gains on in-
    vestments................................    1.46         2.55        2.86
                                               ------     --------    --------
   TOTAL INCOME FROM INVESTMENT OPERATIONS...    1.68         2.97        3.01
                                               ------     --------    --------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income.................   (0.22)       (0.42)      (0.15)
  In excess of net investment income.........      --           --          --
  From net realized gains on investments and
    foreign currency transactions............      --        (0.34)      (0.89)
                                               ------     --------    --------
   TOTAL DIVIDENDS AND DISTRIBUTIONS.........   (0.22)       (0.76)      (1.04)
                                               ------     --------    --------
 Net change in net asset value...............    1.46         2.21        1.97
                                               ------     --------    --------
 Net Asset Value, End of Period..............  $11.46     $  12.21    $  11.97
                                               ======     ========    ========
---------------------------------------------
 TOTAL RETURN                                   16.90%++     30.27%++    30.38%++
---------------------------------------------
---------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------
 Ratio of expenses to average net assets.....    0.80%+       0.65%+      0.80%+
 Ratio of net investment income to average
   net assets................................    3.06%+       4.08%+      1.46%+
 Ratio of expenses to average net assets*....    4.12%+       0.77%+      0.92%+
 Ratio of net investment income (loss) to av-
   erage net assets*.........................   (0.26)%+      3.96%+      1.34%+
 Portfolio turnover..........................    2.25%++     44.07%++   106.02%++
 Net assets, end of period (000's omitted)...  $  411     $283,927    $293,944

-----------
(1) For the period April 3, 1995 (commencement of operations) through December 31, 1995.
(2) For the period January 27, 1995 (commencement of operations) through December 31, 1995.
(3) For the period March 3, 1995 (commencement of operations) through December 31, 1995.
(4) For the period February 10, 1995 (commencement of operations) through December 31, 1995.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Special     International              International
Opportunities     Equity        Bond          Bond
   Fund(2)        Fund(3)     Fund(4)        Fund(2)
-------------  -------------  -------     -------------
  $  10.00       $  10.00     $  10.00       $ 10.00
  --------       --------     --------       -------
      0.06           0.14         0.61          1.02
      2.44           1.40         1.20          1.16
  --------       --------     --------       -------
      2.50           1.54         1.81          2.18
  --------       --------     --------       -------
     (0.06)         (0.12)       (0.61)        (1.02)
        --             --           --         (0.01)
     (0.25)         (0.25)       (0.39)        (0.34)
  --------       --------     --------       -------
     (0.31)         (0.37)       (1.00)        (1.37)
  --------       --------     --------       -------
      2.19           1.17         0.81          0.81
  --------       --------     --------       -------
  $  12.19       $  11.17     $  10.81       $ 10.81
  ========       ========     ========       =======
     25.08%++       15.62%++     18.57%++      22.13%++
      0.85%+         1.05%+       0.70%+        0.95%+
      0.59%+         1.70%+       6.48%+        5.71%+
      1.09%+         1.38%+       0.87%+        1.93%+
      0.36%+         1.36%+       6.31%+        4.73%+
     38.89%++        5.65%++    156.11%++      48.03%++
   $92,926       $101,448     $125,401       $14,504

                       See Notes to Financial Statements.

PRAIRIE INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                             For the      For the     For the
                                           Period Ended Year Ended  Period Ended
                                           December 31, January 31, January 31,
                                             1995(1)       1995       1994(2)
                                           ------------ ----------- ------------
CLASS A SHARES:
 Net Asset Value, Beginning of Period....     $ 7.68      $ 8.25       $ 8.36
                                              ------      ------       ------
 INCOME (LOSS) FROM INVESTMENT OPERA-
   TIONS:
  Net investment income..................       0.44        0.52         0.47
  Net realized and unrealized gains
    (losses) on investments..............       0.72       (0.57)       (0.09)
                                              ------      ------       ------
   TOTAL INCOME (LOSS) FROM INVESTMENT
     OPERATIONS..........................       1.16       (0.05)        0.38
                                              ------      ------       ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income.............      (0.44)      (0.52)       (0.47)
  From net realized gains on investments.      (0.22)        --         (0.02)
                                              ------      ------       ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS.....      (0.66)      (0.52)       (0.49)
                                              ------      ------       ------
 Net change in net asset value...........       0.50       (0.57)       (0.11)
                                              ------      ------       ------
 Net Asset Value, End of Period..........     $ 8.18      $ 7.68       $ 8.25
                                              ======      ======       ======
-----------------------------------------
TOTAL RETURN (EXCLUDES SALES CHARGE)           15.55%++    (0.45)%       5.16%+
-----------------------------------------
-----------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------
 Ratio of expenses to average net assets.       0.94%+      0.04%          --
 Ratio of net investment income to
   average net assets....................       5.72%+      6.70%        5.96%+
 Ratio of expenses to average net as-
   sets*.................................       1.15%+      2.78%        3.67%+
 Ratio of net investment income to
   average net assets*...................       5.51%+      3.96%        2.29%+
 Portfolio turnover......................     173.26%++    71.65%       26.54%++
 Net assets, end of period (000's omit-
   ted)..................................     $6,095      $   69       $   65

-----------
(1) For the period February 1, 1995 through December 31, 1995. Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31.
(2) For the period March 5, 1993 (commencement of operations) through January 31, 1994.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                        For the      For the
                                                      Period Ended Period Ended
                                                      December 31, December 2,
                                                        1995(1)      1994(2)
                                                      ------------ ------------
CLASS B SHARES:
 Net Asset Value, Beginning of Period...............     $ 8.13       $ 8.16
                                                         ------       ------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income.............................       0.24         0.40
  Net realized and unrealized gains (losses) on
    investments.....................................       0.27        (0.55)
                                                         ------       ------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS...       0.51        (0.15)
                                                         ------       ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income........................      (0.24)       (0.40)
  From net realized gains on invesments.............      (0.22)          --
                                                         ------       ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS................      (0.46)       (0.40)
                                                         ------       ------
 Net change in net asset value......................       0.05        (0.55)
                                                         ------       ------
 Conversion to Class A Shares(3)....................         NA         7.61
                                                         ------       ------
 Net Asset Value, End of Period.....................     $ 8.18       $   --
                                                         ======       ======
----------------------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)                  6.41%++     (1.82)%++
----------------------------------------------------
----------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------
 Ratio of expenses to average net assets............       1.60%+         --
 Ratio of net investment income to average net as-
   sets.............................................       5.00%+       6.48%+
 Ratio of expenses to average net assets*...........       1.78%+       2.58%+
 Ratio of net investment income to average net as-
   sets*............................................       4.83%+       3.90%+
 Portfolio turnover.................................     173.26%++     71.65%++
 Net assets, end of period (000's omitted)..........     $  259       $   --

-----------
(1) For the period May 31, 1995 (re-offering date of Class B Shares) through December 31, 1995. Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31.
(2) For the period February 8, 1994 (initial offering date of Class B Shares) through December 2, 1994. On December 2, 1994, the Fund terminated its offering of Class B Shares and such shares converted to Class A Shares.
(3) On December 2, 1994, the Fund terminated the offering of Class B Shares under the then-current sales load schedule and such shares converted to Class A Shares
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.
NA  Not applicable.

                      See Notes to Financial Statements.

PRAIRIE INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                            For the       For the     For the
                                          Period Ended  Year Ended  Period Ended
                                          December 31,  January 31, January 31,
                                            1995(1)        1995       1994(2)
                                          ------------  ----------- ------------
CLASS I SHARES:
 Net Asset Value, Beginning of Period...    $   7.68      $ 8.25       $ 8.36
                                            --------      ------       ------
 INCOME (LOSS) FROM INVESTMENT OPERA-
   TIONS:
  Net investment income.................        0.47        0.52         0.47
  Net realized and unrealized gains
    (losses) on investments.............        0.72       (0.57)       (0.09)
                                            --------      ------       ------
   TOTAL INCOME FROM INVESTMENT
     OPERATIONS.........................        1.19       (0.05)        0.38
                                            --------      ------       ------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income............       (0.47)      (0.52)       (0.47)
  From net realized gains on invesments.       (0.22)         --        (0.02)
                                            --------      ------       ------
   TOTAL DIVIDENDS AND DISTRIBUTIONS....       (0.69)      (0.52)       (0.49)
                                            --------      ------       ------
 Net change in net asset value..........        0.50       (0.57)       (0.11)
                                            --------      ------       ------
 Net Asset Value, End of Period.........    $   8.18      $ 7.68       $ 8.25
                                            ========      ======       ======
----------------------------------------
TOTAL RETURN                                   15.90%++    (0.48)%       5.16%++
----------------------------------------
----------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------
 Ratio of expenses to average net as-
   sets.................................        0.55%+      0.04%          --
 Ratio of net investment income to
   average net assets...................        6.34%+      6.70%        6.21%+
 Ratio of expenses to average net as-
   sets*................................        0.67%+      2.78%        2.64%+
 Ratio of net investment income to
   average net assets*..................        6.22%+      3.96%        3.57%+
 Portfolio turnover.....................      173.26%++    71.65%       26.54%++
 Net assets, end of period (000's omit-
   ted).................................    $191,930      $7,101       $5,128

-----------
(1) For the period February 1, 1995 through December 31, 1995. Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31.
(2) For the period March 5, 1993 (commencement of operations) through January 31, 1994.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                            For the                     For the Year Ended
                          Period Ended  ---------------------------------------------------
                          December 31,  February 28, February 28, February 28, February 29,
                            1995(1)         1995         1994         1993         1992
                          ------------  ------------ ------------ ------------ ------------
CLASS A SHARES:
 Net Asset Value, Begin-
   ning of Period.......    $ 11.79       $ 12.18      $ 12.79      $ 12.25      $ 11.95
                            -------       -------      -------      -------      -------
 INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income.       0.44          0.55         0.61         0.64         0.76
  Net realized and
    unrealized gains
    (losses) on invest-
    ments...............       0.56         (0.36)        0.01         0.68         0.37
                            -------       -------      -------      -------      -------
   TOTAL INCOME FROM
     INVESTMENT
     OPERATIONS.........       1.00          0.19         0.62         1.32         1.13
                            -------       -------      -------      -------      -------
 LESS DIVIDENDS AND DIS-
   TRIBUTIONS:
  From net investment
    income..............      (0.44)        (0.55)       (0.61)       (0.64)       (0.76)
  From net realized
    gains on invest-
    ments...............      (0.10)        (0.03)       (0.62)       (0.14)       (0.07)
                            -------       -------      -------      -------      -------
   TOTAL DIVIDENDS AND
     DISTRIBUTIONS......      (0.54)        (0.58)       (1.23)       (0.78)       (0.83)
                            -------       -------      -------      -------      -------
 Net change in net asset
   value................       0.46         (0.39)       (0.61)        0.54         0.30
                            -------       -------      -------      -------      -------
 Net Asset Value, End of
   Period...............    $ 12.25       $ 11.79      $ 12.18      $ 12.79      $ 12.25
                            =======       =======      =======      =======      =======
------------------------
TOTAL RETURN (EXCLUDES
  SALES CHARGE)                8.58%++       1.64%        4.94%       11.26%        9.78%
------------------------
------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------
 Ratio of expenses to
   average net assets...       0.83%+        0.29%        0.06%          --           --
 Ratio of net investment
   income to average net
   assets...............       4.30%+        4.73%        4.78%        5.16%        6.15%
 Ratio of expenses to
   average net assets*..       0.97%+        1.38%        1.27%        1.31%        1.72%
 Ratio of net investment
   income to average net
   assets*..............       4.16%+        3.64%        3.57%        3.85%        4.43%
 Portfolio turnover.....      44.75%++     128.02%      167.95%       63.67%       86.91%
 Net assets, end of
   period
   (000's omitted)......    $17,777       $17,243      $28,826      $27,885      $18,310

-----------
(1) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                          For the Period Ended
                           ----------------------------------------------------
                           December 31, February 28,  December 2,  February 28,
                             1995(1)      1995(2)       1994(3)      1994(4)
                           ------------ ------------  -----------  ------------
CLASS B SHARES:
 Net Asset Value, Begin-
   ning of Period........     $11.80      $ 11.57       $ 12.18      $  12.32
                              ------      -------       -------      --------
 INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income..       0.37         0.04          0.37          0.03
  Net realized and
    unrealized gains
    (losses) on
    investments..........       0.55         0.23         (0.72)        (0.14)
                              ------      -------       -------      --------
   TOTAL INCOME (LOSS)
     FROM INVESTMENT
     OPERATIONS..........       0.92         0.27         (0.35)        (0.11)
                              ------      -------       -------      --------
 LESS DIVIDENDS AND DIS-
   TRIBUTIONS:
  From net investment in-
    come.................      (0.37)       (0.04)        (0.37)        (0.03)
  From net realized gains
    on investments.......      (0.10)          --         (0.03)           --
                              ------      -------       -------      --------
   TOTAL DIVIDENDS AND
     DISTRIBUTIONS.......      (0.47)       (0.04)        (0.40)        (0.03)
                              ------      -------       -------      --------
 Net change in net asset
   value.................       0.45         0.23         (0.75)        (0.14)
                              ------      -------       -------      --------
 Conversion to Class A
   shares(3).............         NA           NA         11.43            NA
                              ------      -------       -------      --------
 Net Asset Value, End of
   Period................     $12.25      $ 11.80       $    --      $  12.18
                              ======      =======       =======      ========
-------------------------
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE)            7.75%++      2.30%++      (2.98)++      (0.93)%++
-------------------------
-------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------
 Ratio of expenses to av-
   erage net assets......       1.71%+       1.36%+        0.76%+        0.75%+
 Ratio of net investment
   income to average net
   assets................       3.36%+       3.72%+        4.03%+        1.68%+
 Ratio of expenses to
   average net assets*...       2.01%+       1.64%+        2.00%+        3.00%+
 Ratio of net investment
   income (loss) to
   average net assets*...       3.06%+       3.44%+        2.79%+       (0.57)%+
 Portfolio turnover......      44.75%++    128.02%++     128.02%++     167.95%++
 Net assets, end of pe-
   riod (000's omitted)..     $  341      $     6       $    --      $     12

-----------
(1) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.
(2) For the period January 30, 1995 (re-offering date of Class B Shares) through February 28, 1995.
(3) For the period March 1, 1994 through December 2, 1994. On December 2, 1994, the Fund terminated its offering of Class B Shares and such shares converted to Class A Shares.
(4) For the period February 8, 1994 (initial offering date of Class B Shares) through February 28, 1994.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.
NA  Not applicable.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
INTERMEDIATE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                       For the       For the
                                                     Period Ended   Year Ended
                                                     December 31,  February 28,
                                                       1995(1)       1995(2)
                                                     ------------  ------------
CLASS I SHARES:
 Net Asset Value, Beginning of Period..............    $  11.80      $  11.57
                                                       --------      --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income............................        0.47          0.04
  Net realized and unrealized gains on investments.        0.55          0.23
                                                       --------      --------
   TOTAL INCOME FROM INVESTMENT OPERATIONS.........        1.02          0.27
                                                       --------      --------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income.......................       (0.47)        (0.04)
  From net realized gains on investments...........       (0.10)           --
                                                       --------      --------
   TOTAL DIVIDENDS AND DISTRIBUTIONS...............       (0.57)        (0.04)
                                                       --------      --------
 Net change in net asset value.....................        0.45          0.23
                                                       --------      --------
 Net Asset Value, End of Period....................    $  12.25      $  11.80
                                                       ========      ========
---------------------------------------------------
TOTAL RETURN                                               8.76%++       2.37%++
---------------------------------------------------
---------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------
 Ratio of expenses to average net assets...........        0.55%+        0.50%+
 Ratio of net investment income to average net as-
   sets............................................        4.78%+        4.79%+
 Ratio of expenses to average net assets*..........        0.68%+        0.60%+
 Ratio of net investment income to average net as-
   sets*...........................................        4.65%+        4.69%+
 Portfolio turnover................................       44.75%++     128.02%++
 Net assets, end of period (000's omitted).........    $373,753      $365,801

-----------
(1) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.
(2) For the period February 1, 1995 (initial offering date of Class I Shares) through February 28, 1995.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE MUNICIPAL BOND FUND, INC.
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                            For the                    For the Year Ended
                          Period Ended ---------------------------------------------------
                          December 31, February 28, February 28, February 28, February 29,
                            1995(1)        1995         1994         1993         1992
                          ------------ ------------ ------------ ------------ ------------
CLASS A SHARES:
 Net Asset Value,
   Beginning of Period..     $12.06       $12.13       $13.25      $ 12.49       $12.10
                             ------       ------       ------      -------       ------
 INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income.       0.48         0.60         0.63         0.70         0.76
  Net realized and
    unrealized gains
    (losses) on
    investments.........       0.82        (0.07)       (0.15)        1.01         0.47
                             ------       ------       ------      -------       ------
   TOTAL INCOME FROM
     INVESTMENT
     OPERATIONS.........       1.30         0.53         0.48         1.71         1.23
                             ------       ------       ------      -------       ------
 LESS DIVIDENDS AND
   DISTRIBUTIONS:
  From net investment
    income..............      (0.48)       (0.60)       (0.63)       (0.70)       (0.76)
  From net realized
    gains on
    investments.........      (0.24)          --        (0.96)       (0.25)       (0.08)
  In excess of net
    realized gains on
    investments.........         --           --        (0.01)          --           --
                             ------       ------       ------      -------       ------
   TOTAL DIVIDENDS AND
     DISTRIBUTIONS......      (0.72)       (0.60)       (1.60)       (0.95)       (0.84)
                             ------       ------       ------      -------       ------
 Net change in net asset
   value................       0.58        (0.07)       (1.12)        0.76         0.39
                             ------       ------       ------      -------       ------
 Net Asset Value, End of
   Period...............     $12.64       $12.06       $12.13      $ 13.25       $12.49
                             ======       ======       ======      =======       ======
------------------------
TOTAL RETURN (EXCLUDES
  SALES CHARGE)               10.95%++      4.45%        3.70%       14.37%       10.50%
------------------------
------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------
 Ratio of expenses to
   average net assets...       0.89%+       1.98%          --           --           --
 Ratio of net investment
   income to average net
   assets...............       4.57%+       5.09%        4.85%        5.49%        5.99%
 Ratio of expenses to
   average net assets*..       1.04%+       3.89%        1.44%        1.59%        2.75%
 Ratio of net investment
   income to average net
   assets*..............       4.43%+       3.18%        3.41%        3.90%        3.24%
 Portfolio turnover.....      69.31%++     60.78%      175.06%       88.53%       66.28%
 Net assets, end of
   period
   (000's omitted)......     $7,426       $6,840       $9,234      $11,290       $6,591

-----------
(1) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE MUNICIPAL BOND FUND, INC.
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                For the Period Ended
                                        ----------------------------------------
                                        December 31,  December 2,   February 28,
                                          1995(1)       1994(2)       1994(3)
                                        ------------  -----------   ------------
CLASS B SHARES:
 Net Asset Value, Beginning of Period.    $ 12.17       $12.14        $ 12.37
                                          -------       ------        -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...............       0.34         0.41           0.03
  Net realized and unrealized gains
    (losses) on investments...........       0.72        (0.70)         (0.23)
                                          -------       ------        -------
   TOTAL INCOME FROM INVESTMENT
     OPERATIONS.......................       1.06        (0.29)         (0.20)
                                          -------       ------        -------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income..........      (0.34)       (0.41)         (0.03)
  From net realized gains on invest-
    ments.............................      (0.24)
                                          -------       ------        -------
   TOTAL DIVIDENDS AND DISTRIBUTIONS..      (0.58)       (0.41)         (0.03)
                                          -------       ------        -------
 Net change in net asset value........       0.48        (0.70)         (0.23)
                                          -------       ------        -------
 Conversion to Class A Shares(4)......         NA        11.44             NA
                                          -------       ------        -------
 Net Asset Value, End of Period.......    $ 12.65       $   NA        $ 12.14
                                          =======       ======        =======
--------------------------------------
TOTAL RETURN (EXCLUDES REDEMPTION
  CHARGE)                                    8.81%++     (4.30)%++      (1.64)%++
--------------------------------------
--------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------
 Ratio of expenses to average net
   assets.............................       1.66%+       3.18%+         0.50%+
 Ratio of net investment income to
   average net assets.................       3.61%+       4.51%+         4.10%+
 Ratio of expenses to average net
   assets*............................       2.04%+       5.85%+         2.91%+
 Ratio of net investment income to
   average net assets*................       3.23%+       1.84%+         1.69%+
 Portfolio turnover...................      69.31%++     60.78%++      175.06%++
 Net assets, end of period (000's
   omitted)...........................    $   238       $   --        $     2

-----------
(1) For the period April 4, 1995 (re-offering date of Class B Shares) through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.
(2) For the period March 1, 1994 through December 2, 1994. On December 2, 1994, the Fund terminated its offering of Class B Shares and such shares converted to Class A Shares.
(3) For the period February 8, 1994 (initial offering date of Class B Shares) through February 28, 1994.
(4) On December 2, 1994, the Fund terminated its offering of Class B Shares under the then-current sales load schedule and such shares converted to Class A Shares.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.
NA  Not applicable.

                      See Notes to Financial Statements.

PRAIRIE MUNICIPAL BOND FUND, INC.
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
-------------------------------------------------------------------------------

                                                     For the Period Ended
                                                 -------------------------------
                                                 December 31,  February 28,
                                                   1995(1)       1995(2)
                                                 ------------  ------------
CLASS I SHARES:
 Net Asset Value, Beginning of Period..........    $  12.06      $  12.06
                                                   --------      --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income........................        0.52          0.05
  Net realized and unrealized gains on invest-
    ments......................................        0.81            --
                                                   --------      --------
   TOTAL INCOME FROM INVESTMENT OPERATIONS.....        1.33          0.05
                                                   --------      --------
 LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income...................       (0.52)        (0.05)
  From net realized gains on investments.......       (0.24)           --
                                                   --------      --------
   TOTAL DIVIDENDS AND DISTRIBUTIONS...........       (0.76)        (0.05)
                                                   --------      --------
 Net change in net asset value.................        0.57            --
                                                   --------      --------
 Net Asset Value, End of Period................    $  12.63      $  12.06
                                                   ========      ========
-----------------------------------------------
TOTAL RETURN                                          11.20%++       0.39%++
-----------------------------------------------
-----------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------
 Ratio of expenses to average net assets.......        0.54%+        0.65%+
 Ratio of net investment income to average net
   assets......................................        4.95%+        5.45%+
 Ratio of expenses to average net assets*......        0.67%+        0.79%+
 Ratio of net investment income to average net
   assets*.....................................        4.81%+        5.31%+
 Portfolio turnover............................       69.31%++      60.78%++
 Net assets, end of period (000's omitted).....    $240,160      $220,143

-----------
(1) For the period March 1, 1995, through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.
(2) For the period February 1, 1995 (initial offering date of Class I Shares) to February 28, 1995.
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 +  Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                     For the Year Ended December 31,
                               ------------------------------------------------
                                1995      1994       1993      1992      1991
                               -------  --------   --------  --------  --------
CLASS A SHARES:
 Net Asset Value, Beginning
   of Year...................  $0.9996  $ 0.9999   $ 1.0000  $ 1.0000  $ 1.0000
                               -------  --------   --------  --------  --------
 INCOME FROM INVESTMENT OPER-
   ATIONS:
  Net investment income......   0.0498    0.0379     0.0249    0.0283    0.0498
  Net realized and unrealized
    gains (losses) on
    investments..............   0.0001   (0.0083)   (0.0001)       --        --
                               -------  --------   --------  --------  --------
   TOTAL INCOME FROM
     INVESTMENT OPERATIONS...   0.0499    0.0296     0.0248    0.0283    0.0498
                               -------  --------   --------  --------  --------
 LESS DIVIDENDS AND DISTRIBU-
   TIONS:
  From net investment income.  (0.0498)  (0.0379)   (0.0249)  (0.0283)  (0.0498)
                               -------  --------   --------  --------  --------
 Increase due to voluntary
   capital contribution from
   an affiliate of the In-
   vestment Adviser (Note
   3(d)).....................       --    0.0080         --        --        --
                               -------  --------   --------  --------  --------
 Net change in net asset val-
   ue........................   0.0001   (0.0003)   (0.0001)       --        --
                               -------  --------   --------  --------  --------
 Net Asset Value, End of
   Year......................  $0.9997  $ 0.9996   $ 0.9999  $ 1.0000  $ 1.0000
                               =======  ========   ========  ========  ========
-----------------------------
TOTAL RETURN                      5.09%     3.86%*     2.52%     2.87%     5.10%
-----------------------------
-----------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------
 Ratio of expenses to average
   net assets................     0.78%     0.86%      0.74%     0.91%     0.90%
 Ratio of net investment
   income to average net
   assets....................     4.97%     3.73%      2.48%     2.87%     4.97%
 Ratio of expenses to average
   net assets**..............     1.07%     0.88%      0.88%     0.91%     0.90%
 Ratio of net investment
   income to average net
   assets**..................     4.67%     3.71%      2.34%     2.87%     4.97%
 Net assets, end of period
   (000's omitted)...........  $57,264  $116,353   $154,613  $548,733  $990,897

-----------
 * Had the Portfolio not had a capital contribution by an affiliate of the Investment Adviser during the period, the total return would have been 2.83%.
** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MONEY MARKET FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                   For the Year Ended December 31,
                             -------------------------------------------------
                               1995      1994       1993      1992      1991
                             --------  --------   --------  --------  --------
CLASS A SHARES:
 Net Asset Value, Beginning
   of Year.................. $ 0.9998  $ 1.0001   $ 1.0000  $ 1.0000  $ 1.0000
                             --------  --------   --------  --------  --------
 INCOME FROM INVESTMENT OP-
   ERATIONS:
  Net investment income.....   0.0514    0.0355     0.0274    0.0313    0.0543
  Net realized and
    unrealized gains (loss-
    es) on investments......   0.0100   (0.0109)    0.0001        --        --
                             --------  --------   --------  --------  --------
   TOTAL INCOME FROM
     INVESTMENT OPERATIONS..   0.0524    0.0246     0.0275    0.0313    0.0543
                             --------  --------   --------  --------  --------
 LESS DIVIDENDS AND DISTRI-
   BUTIONS:
  From net investment in-
    come....................  (0.0514)  (0.0355)   (0.0274)  (0.0313)  (0.0543)
  From net realized gains on
    investments.............  (0.0006)  (0.0002)        --        --        --
                             --------  --------   --------  --------  --------
    TOTAL DIVIDENDS AND
      DISTRIBUTIONS.........  (0.0520)  (0.0357)   (0.0274)  (0.0313)  (0.0543)
                             --------  --------   --------  --------  --------
 Increase due to voluntary
   capital contribution from
   an affiliate of the
   Investment Adviser (Note
   3(d))....................       --    0.0108         --        --        --
                             --------  --------   --------  --------  --------
 Net change in net asset
   value....................   0.0004   (0.0003)    0.0001        --        --
                             --------  --------   --------  --------  --------
 Net Asset Value, End of
   Year..................... $ 1.0002  $ 0.9998   $ 1.0001  $ 1.0000  $ 1.0000
                             ========  ========   ========  ========  ========
----------------------------
TOTAL RETURN                     5.33%     3.63%*     2.77%     3.18%     5.57%
----------------------------
----------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------
 Ratio of expenses to
   average net assets.......     0.79%     1.02%      0.94%     0.98%     0.97%
 Ratio of net investment
   income to average net
   assets...................     5.12%     3.51%      2.76%     3.17%     5.42%
 Ratio of expenses to
   average net assets**.....     1.07%     1.02%      0.99%     0.98%     0.97%
 Ratio of net investment
   income to average net
   assets**.................     4.83%     3.51%      2.71%     3.17%     5.42%
 Net assets, end of period
   (000's omitted).......... $203,994  $119,400   $162,623  $260,865  $456,791

-----------
 * Had the Portfolio not had a capital contribution by an affiliate of the Investment Adviser during the period, the total return would have been 2.61%.
** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MONEY MARKET FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS-- (CONTINUED)
-------------------------------------------------------------------------------

                                                                  For the Period
                                                                      Ended
                                                                   December 31,
                                                                     1995(1)
                                                                  --------------
 CLASS B SHARES:
  Net Asset Value, Beginning of Period...........................    $1.0000
                                                                     -------
  INCOME FROM INVESTMENT OPERATIONS:
   Net investment income.........................................     0.0162
   Net realized and unrealized gains on investments..............     0.0008
                                                                     -------
    TOTAL INCOME FROM INVESTMENT OPERATIONS......................     0.0170
                                                                     -------
  LESS DIVIDENDS AND DISTRIBUTIONS:
   From net investment income....................................    (0.0162)
   From net realized gains on investments........................    (0.0006)
                                                                     -------
     TOTAL DIVIDENDS AND DISTRIBUTIONS...........................    (0.0168)
                                                                     -------
  Net change in net asset value..................................     0.0002
                                                                     -------
  Net Asset Value, End of Period.................................    $1.0002
                                                                     =======
-----------------------------------------------------------------
 TOTAL RETURN                                                           1.69%++
-----------------------------------------------------------------
-----------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------
  Ratio of expenses to average net assets........................       1.51%+
  Ratio of net investment income to average net assets...........       4.33%+
  Ratio of expenses to average net assets*.......................       2.02%+
  Ratio of net investment income to average net assets*..........       3.82%+
  Net assets, end of period (000's omitted)......................    $    65

-----------
(1) For the period May 20, 1995 (initial offering of Class B Shares) through December 31, 1995.
 * During the period, certain fees were voluntarily reimbursed. If such voluntary fee reimbursements had not occurred, the ratios would have been as indicated.
+   Annualized.
++  Not annualized.

                      See Notes to Financial Statements.

PRAIRIE FUNDS
MUNICIPAL MONEY MARKET FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                     For the Year Ended December 31,
                               ------------------------------------------------
                                 1995      1994      1993      1992      1991
                               --------  --------  --------  --------  --------
CLASS A SHARES:
 Net Asset Value, Beginning
   of Year...................  $ 0.9997  $ 0.9999  $ 0.9999  $ 0.9999  $ 0.9999
                               --------  --------  --------  --------  --------
 INCOME FROM INVESTMENT OPER-
   ATIONS:
  Net investment income......    0.0322    0.0234    0.0174    0.0236    0.0413
  Net realized and unrealized
    gains (losses) on
    investments..............    0.0001   (0.0002)       --        --        --
                               --------  --------  --------  --------  --------
   TOTAL INCOME FROM
     INVESTMENT OPERATIONS...    0.0323    0.0232    0.0174    0.0236    0.0413
                               --------  --------  --------  --------  --------
 LESS DIVIDENDS AND DISTRIBU-
   TIONS:
  From net investment income.   (0.0322)  (0.0234)  (0.0174)  (0.0236)  (0.0413)
                               --------  --------  --------  --------  --------
 Net change in net asset val-
   ue........................    0.0001   (0.0002)       --        --        --
                               --------  --------  --------  --------  --------
 Net Asset Value, End of
   Year......................  $ 0.9998  $ 0.9997  $ 0.9999  $ 0.9999  $ 0.9999
                               ========  ========  ========  ========  ========
-----------------------------
TOTAL RETURN                       3.26%     2.36%     1.75%     2.38%     4.21%
-----------------------------
-----------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------
 Ratio of expenses to average
   net assets................      0.70%     0.68%     0.79%     0.95%     0.98%
 Ratio of net investment
   income to average net
   assets....................      3.21%     2.33%     1.74%     2.38%     4.11%
 Ratio of expenses to average
   net assets*...............      0.94%     0.93%     0.95%     0.96%     0.98%
 Ratio of net investment
   income to average net
   assets*...................      2.97%     2.08%     1.58%     2.37%     4.11%
 Net assets, end of period
   (000's omitted)...........  $228,511  $173,130  $177,698  $210,000  $233,675

-----------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                      See Notes to Financial Statements.

-------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS
-------------------------------------------------------------------------------
Prairie Funds
Prairie Municipal Bond Fund, Inc.
Prairie Intermediate Bond Fund
The Members of the Boards and Shareholders

 We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Prairie Funds (comprising, respectively, the Managed Assets Income, Managed Assets, Equity Income, Growth, Special Opportunities, International Equity, Bond, International Bond, Intermediate Municipal Bond, U.S. Government Money Market, Money Market and Municipal Money Market Funds), Prairie Municipal Bond Fund, Inc. and Prairie Intermediate Bond Fund (collectively, the "Funds") as of December 31, 1995 and the related statements of operations for the periods then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1995 by correspondence with the custodians and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Prairie Funds, Prairie Municipal Bond Fund, Inc. and Prairie Intermediate Bond Fund at December 31, 1995, the results of their operations for the periods then ended, and the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                    /s/ Ernst & Young LLP

New York, New York
February 23, 1996

PRAIRIE FUNDS

-------------------------------------------------------------------------------
RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)
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  On November 28, 1995, a special meeting of the shareholders of Prairie
Funds, Prairie Intermediate Bond Fund and Prairie Municipal Bond Fund, Inc.
was held to consider the approval of a new Investment Management agreement between the Funds and First Chicago Investment Management Company.
  The shareholders approved the new Investment Management Agreement with respect to each Fund as follows:

   Portfolio                                        In Favor   Opposed  Abstain
   ---------                                       ----------- ------- ---------
   Managed Assets Income Fund.....................   3,484,255  29,569    48,108
   Managed Assets Fund............................     338,203       0     1,984
   Equity Income Fund.............................  20,277,924 289,304 1,689,065
   Growth Fund....................................  23,688,705 159,270   151,624
   Special Opportunities Fund.....................   6,783,521       0   646,622
   International Equity Fund......................   7,743,043       0     3,978
   Intermediate Bond Fund.........................  21,827,738  96,649   519,659
   Bond Fund......................................   9,402,335 242,037 1,301,595
   International Bond Fund........................   1,063,692       0    47,663
   Intermediate Municipal Bond Fund...............  30,202,480  23,546   215,217
   Municipal Bond Fund, Inc. .....................  18,802,091  76,798   633,190
   U.S. Government Money Market Fund..............  26,654,820 473,493 1,021,928
   Money Market Fund..............................  88,655,004 509,609 3,096,509
   Municipal Money Market Fund.................... 130,175,915 939,563 4,252,834

  In addition, the shareholders of the International Equity Fund were asked to consider a new Sub-Investment Advisory Agreement between First Chicago Investment Management Company and ANB Investment Management and Trust Company.
  The shareholders approved the Sub-Investment Advisory Agreement with respect to the International Equity Fund as follows:

   Portfolio                                          In Favor  Opposed Abstain
   ---------                                          --------- ------- --------
   International Equity Fund......................... 7,747,021     0       0

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   PRAIRIE FUNDS                                             FIRST CLASS
   c/o First Chicago Investment                              U.S. Postage
   Management Company (FCIMCO)                                   PAID
   Three First National Plaza, MS 0334                       Hudson, MA
   Chicago, IL 60670-0334                                   Permit No. 19
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